UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-06625
THE PAYDEN & RYGEL INVESTMENT GROUP
(Exact name of registrant as specified in charter)
333 South Grand Avenue, Los Angeles, CA 90071
(Address of principal executive offices)
Edward S. Garlock, Esq.
Secretary
333 South Grand Avenue
Los Angeles, CA 90071
(Name and address of agent for service)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (213) 625-1900
Date of fiscal YEAR end: October 31
Date of reporting period: July 31, 2011

Payden Cash Reserves Money Market Fund

Schedule of Investments — July 31, 2011

Principal		Value
or Shares	Security Description	(000)

U.S. Government Agency (Cost — $227,153) (32%)
20,000,000	FFCB, 0.13%, 12/8/11	$19,999
15,000,000	FFCB, 0.20%, 9/7/12	15,006
25,000,000	FHLB, 0.09%, 1/11/12	24,999
5,000,000	FHLB, 0.11%, 2/27/12	4,998
10,000,000	FHLB, 0.15%, 9/26/11	10,000
10,000,000	FHLB, 0.15%, 11/8/11	9,998
45,000,000	FHLB, 0.18%, 10/6/11	45,009
10,300,000	FHLB, 0.21%, 10/13/11	10,300
8,000,000	FHLB, 0.34%, 8/10/12	8,000
5,000,000	FHLB, 5.00%, 10/13/11	5,047
20,600,000	FHLMC, 0.10%, 1/11/12	20,600
12,500,000	FHLMC, 1.75%, 6/15/12	12,663
10,000,000	FHLMC, 2.125%, 3/23/12	10,114
20,000,000	FNMA Disc Note, 0.26%, 9/29/11 (a)	19,991
7,430,000	FNMA, 0.09%, 8/11/11	7,430
3,000,000	FNMA, 0.17%, 7/26/12	2,999

		227,153

FDIC Guaranteed (Cost — $22,795) (3%)
5,000,000	Citigroup Inc., 2.875%, 12/9/11	5,048
2,575,000	JPMorgan Chase & Co., 3.125%, 12/1/11	2,599
15,000,000	Morgan Stanley, 3.25%, 12/1/11	15,148

		22,795

U.S. Treasury (Cost — $75,357) (11%)
10,000,000	U.S. Treasury Note, 0.625%, 7/2/12	10,036
5,000,000	U.S. Treasury Note, 0.75%, 11/30/11	5,007
15,000,000	U.S. Treasury Note, 0.75%, 5/31/12	15,068
25,000,000	U.S. Treasury Note, 1.00%, 9/30/11	25,035
10,000,000	U.S. Treasury Note, 1.375%, 3/15/12	10,067
10,000,000	U.S. Treasury Note, 1.875%, 6/15/12	10,144

		75,357

Investment Company (Cost — $5,016) (1%)
5,016,256	Dreyfus Treasury Cash Management Fund	5,016
Repurchase Agreement (Cost — $380,000) (53%)
75,000,000	Barclays Tri Party, 0.10%, 8/4/11 (b)	75,000
80,000,000	Deutsche Bank Tri Party, 0.20%, 8/1/11 (c)	80,000
125,000,000	Goldman Sachs, 0.15%, 8/4/11 (d)	125,000
100,000,000	RBC Capital, 0.20%, 8/1/11 (e)	100,000

		380,000

Total (Cost-$710,321) (100%)		710,321
Other Assets, net of Liabilities (0%)		432

Net Assets (100%)		$710,753

(a) Yield to maturity at time of purchase.

(b) The repurchase agreement dated 7/28/2011 is collateralized by the following security:

Barclays Tri Party

32,707,000	FFCB, 1.80%, Feb 15	$32,714
43,634,000	FFCB, 2.04%, Jun 16	43,540

		$76,254

(c) The repurchase agreement dated 7/29/2011 is collateralized by the following security:

Deutsche Bank Tri Party

81,485,200	U.S Treasury Note, 0.50%, Nov 13	$81,517

(d) The repurchase agreement dated 7/28/2011 is collateralized by the following security:

Goldman Sachs Tri Party

102,616,051	FNMA, maturity from Oct 25-Jul 41, yielding from 3.50%-7.00%	$77,082
59,064,712	FMAC, maturity from Jul 21-Dec 40, yielding from 4.00%-7.00%	49,971

		$127,053

(e) The repurchase agreement dated 7/29/2011 is collateralized by the following security:

RBC Capital Tri Party

51,372,042	FNMA, 4.50%, Oct 40	$52,479
23,658,889	FMAC, 4.50%, Feb 31	24,359
38,515,618	GNMA, 5.00%, Jan 39	24,816

		$101,654

Payden Limited Maturity Fund

Schedule of Investments — July 31, 2011

Principal		Value
or Shares	Security Description	(000)

Bonds (99%)
Asset Backed (11%)
1,539,490	AmeriCredit Automobile Receivables Trust, 0.77%, 12/9/13	$1,541
174,710	Bank of America Auto Trust, 0.91%, 10/15/12	175
2,300,000	Cabela’s Master Credit Card Trust 144A, 5.26%, 10/15/14 (b)	2,313
849,295	Capital Auto Receivables Asset Trust, 5.39%, 2/18/14	856
86,469	CarMax Auto Owner Trust, 0.83%, 11/15/12	86
950,000	CarMax Auto Owner Trust, 5.37%, 3/15/13	952
359,395	Cars Alliance Funding PLC, 1.68%, 10/8/23 EUR (c)	514
2,000,000	Chase Issuance Trust, 0.27%, 5/15/15	2,000
406,925	CIT Equipment Collateral, 6.59%, 12/22/14	408
2,900,000	CNH Equipment Trust, 0.62%, 6/16/14	2,899
1,512,623	Consumer Funding LLC, 5.43%, 4/20/15	1,587
185,859	Ford Credit Auto Lease Trust 144A, 3.71%, 1/15/14 (b)	186
1,135,891	Ford Credit Auto Owner Trust, 0.65%, 12/15/12	1,136
899,604	Globaldrive BV 144A, 2.21%, 4/20/19 EUR (b) (c)	1,292
772,152	Honda Auto Receivables Owner Trust, 0.32%, 3/15/12	772
462,809	Honda Auto Receivables Owner Trust, 0.82%, 6/18/12	463
1,520,000	Hyundai Capital Auto Funding Ltd. 144A, 1.18%, 9/20/16 (b)	1,510
1,950,000	MMAF Equipment Finance LLC 144A, 0.90%, 4/15/14 (b)	1,950
274,416	Nissan Auto Lease Trust, 3.51%, 11/17/14	275
710,000	Penarth Master Issuer PLC 144A, 0.83%, 5/18/15 (b)	711
1,412,555	Volkswagen Auto Lease Trust, 0.77%, 1/22/13	1,413
3,600,000	Volkswagen Auto Loan Enhanced Trust, 0.67%, 12/20/13	3,601
321,831	Volvo Financial Equipment LLC 144A, 1.06%, 6/15/12 (b)	322
976,296	Westlake Automobile Receivables Trust 144A, 0.39%, 5/15/12 (b)	976

		27,938

Commercial Paper (2%)
1,000,000	KFWP CP, 0.14%, 9/8/11 (e)	1,000
1,500,000	NOVIPP CP, 0.19%, 11/14/11 (e)	1,499
2,000,000	PEFCPP CP, 0.16%, 10/4/11 (e)	1,999

		4,498

Corporate (51%)
1,000,000	American Express Credit Corp., 1.88%, 6/19/13 (f)	1,021
500,000	American Honda Finance Corp. 144A, 0.41%, 3/27/12 (b)	500
1,120,000	American Honda Finance Corp. 144A, 0.87%, 8/5/13 (b)	1,127
330,000	American Honda Finance Corp. 144A, 2.37%, 3/18/13 (b)	337
380,000	Anglo American Capital PLC 144A, 2.15%, 9/27/13 (b)	386
2,000,000	Anheuser-Busch InBev Worldwide Inc., 0.97%, 3/26/13	2,017
1,500,000	Anheuser-Busch InBev Worldwide Inc., 9.75%, 11/17/15 BRL (c) (f)	1,030
1,660,000	Archer-Daniels-Midland Co., 0.42%, 8/13/12	1,663
1,500,000	AT&T Inc., 5.87%, 8/15/12	1,580
1,675,000	Australia & New Zealand Banking Group Ltd. 144A, 0.98%, 1/10/14 (b) (f)	1,681
700,000	BAA Funding Ltd., 3.97%, 2/15/12 EUR (c) (d)	1,015
790,000	BAE Systems Holdings Inc. 144A, 6.40%, 12/15/11 (b)	807
1,100,000	Banco Bradesco SA 144A, 2.36%, 5/16/14 (b)	1,114
1,000,000	Bank of New York Mellon, 0.55%, 1/31/14	1,003
2,000,000	Bank of Nova Scotia, 0.45%, 7/27/12	2,001
1,050,000	Banque PSA Finance 144A, 2.14%, 4/4/14 (b)	1,054
400,000	Banque PSA Finance, 3.50%, 1/17/14 EUR (c)	578
920,000	Barclays Bank PLC, 1.28%, 1/13/14	922
2,400,000	Barrick Gold Corp. 144A, 1.75%, 5/30/14 (b)	2,422
1,000,000	BB&T Corp., 0.95%, 4/28/14	1,001
590,000	Broadcom Corp. 144A, 1.50%, 11/1/13 (b)	593
730,000	Caisse Centrale Desjardins du Quebec 144A, 1.70%, 9/16/13 (b)	735
2,220,000	Canadian Imperial Bank of Commerce, 0.47%, 5/4/12	2,222
790,000	Capital One Financial Corp., 2.12%, 7/15/14	794
1,100,000	Caterpillar Financial Services Corp., 1.37%, 5/20/14	1,112
1,200,000	Caterpillar Inc., 1.37%, 5/27/14	1,214
1,200,000	Cia de Eletricidade do Estado da Bahia 144A, 11.75%, 4/27/16 BRL (b) (c)	841
3,000,000	Cisco Systems Inc., 0.49%, 3/14/14	3,012
810,000	Citigroup Inc., 1.11%, 2/15/13	810
1,000,000	Citigroup Inc., 2.26%, 8/13/13	1,016
1,500,000	Clorox Co., 5.00%, 3/1/13	1,570
800,000	Coca-Cola Enterprises Inc., 0.56%, 2/18/14	802
1,500,000	Columbus Southern Power Co., 0.64%, 3/16/12	1,503

Principal		Value
or Shares	Security Description	(000)

1,530,000	Commonwealth Bank of Australia 144A, 0.79%, 3/19/13 (b)	1,530
1,000,000	Commonwealth Bank of Australia 144A, 0.97%, 3/17/14 (b)	1,002
300,000	Compagnie de Saint-Gobain, 1.83%, 4/11/12 EUR (c)	430
2,200,000	Covidien International Finance SA, 1.87%, 6/15/13	2,242
1,420,000	Credit Suisse New York, 1.20%, 1/14/14	1,422
750,000	CRH America Inc., 6.95%, 3/15/12	776
1,410,000	Daimler Finance North America LLC 144A, 0.85%, 3/28/14 (b)	1,412
1,000,000	Danaher Corp., 0.50%, 6/21/13	1,003
800,000	Diageo Capital PLC, 5.12%, 1/30/12	819
1,000,000	Dominion Resources Inc., 1.80%, 3/15/14	1,017
600,000	Dow Chemical Co., 2.51%, 8/8/11	600
1,076,000	Dow Chemical Co., 4.85%, 8/15/12	1,121
1,650,000	Dr Pepper Snapple Group Inc., 1.70%, 12/21/11	1,658
750,000	DTE Energy Co., 0.95%, 6/3/13	753
360,000	eBay Inc., 0.87%, 10/15/13	360
410,000	ERAC USA Finance LLC. 144A, 2.75%, 7/1/13 (b)	420
700,000	General Electric Capital Corp., 1.09%, 1/15/13	705
1,700,000	General Electric Capital Corp., 1.87%, 9/16/13	1,723
1,500,000	General Mills Inc., 5.25%, 8/15/13	1,629
750,000	Georgia Power Co., 0.51%, 1/15/13	751
1,600,000	Georgia Power Co., 0.56%, 3/15/13	1,604
1,000,000	Goldman Sachs Group Inc., 1.26%, 2/7/14	991
900,000	Hartford Life Institutional Funding, 5.37%, 1/17/12 GBP (c)	1,508
250,000	HCP Inc., 2.70%, 2/1/14	255
670,000	HSBC Bank PLC 144A, 1.62%, 8/12/13 (b)	674
750,000	HSBC Finance Corp., 0.49%, 1/15/14	737
1,030,000	ING Bank NV 144A, 1.29%, 3/15/13 (b)	1,031
380,000	International Lease Finance Corp. 144A, 6.50%, 9/1/14 (b)	405
750,000	John Deere Capital Corp., 0.40%, 7/15/13	752
1,420,000	John Deere Capital Corp., 0.47%, 3/3/14	1,425
520,000	Johnson Controls Inc., 0.68%, 2/4/14	522
930,000	JPMorgan Chase & Co., 1.05%, 1/24/14	929
625,000	Kellogg Co., 4.25%, 3/6/13	659
1,288,000	Kellogg Co., 5.125%, 12/3/12	1,363
700,000	Kraft Foods Inc., 2.62%, 5/8/13	722
700,000	Kraft Foods Inc., 5.25%, 10/1/13	763
800,000	Kraft Foods Inc., 6.00%, 2/11/13	863
965,000	Kroger Co., 5.50%, 2/1/13	1,030
508,000	Kroger Co., 6.75%, 4/15/12	529
1,470,000	Lloyds TSB Bank PLC, 2.60%, 1/24/14	1,491
1,010,000	MassMutual Global Funding 144A, 0.74%, 9/27/13 (b)	1,015
600,000	MassMutual Global Funding, LLC 144A, 0.41%, 12/6/13 (b)	598
1,000,000	Merrill Lynch & Co. Inc., 5.45%, 2/5/13	1,053
1,000,000	MetLife Inc., 1.52%, 8/6/13	1,012
310,000	MetLife Inc., 2.37%, 2/6/14	318
1,000,000	Metropolitan Life Global Funding I 144A, 2.00%, 1/10/14 (b)	1,016
1,000,000	Morgan Stanley, 5.30%, 3/1/13	1,054
960,000	National Australia Bank Ltd. 144A, 0.72%, 1/8/13 (b)	960
600,000	National Grid PLC, 1.95%, 1/18/12 EUR (c)	862
960,000	NextEra Energy Capital Holdings Inc., 0.66%, 11/9/12	964
1,000,000	Nordea Bank AB 144A, 1.14%, 1/14/14 (b)	1,006
770,000	Nordea Bank Finland PLC, 0.54%, 4/13/12	772
600,000	Novartis Capital Corp., 1.90%, 4/24/13	615
580,000	PACCAR Financial Corp., 0.63%, 4/5/13	583
650,000	PepsiCo Inc., 0.87%, 10/25/13	651
1,500,000	Philip Morris International Inc., 4.87%, 5/16/13	1,608
720,000	Pricoa Global Funding 144A, 0.35%, 1/30/12 (b)	718
1,000,000	Prudential Financial Inc., 3.625%, 9/17/12	1,027
300,000	Quest Diagnostic Inc., 1.09%, 3/24/14	302
700,000	RCI Banque SA 144A, 2.11%, 4/11/14 (b)	699
500,000	RCI Banque SA, 2.46%, 4/7/15 EUR (c)	713
2,000,000	Royal Bank of Canada, 0.55%, 4/17/14 (f)	2,004
920,000	Royal Bank of Scotland PLC, 3.25%, 1/11/14	937
1,500,000	Safeway Inc., 5.80%, 8/15/12	1,573
1,150,000	Sanofi, 0.44%, 3/28/13	1,154
580,000	Sanofi, 1.62%, 3/28/14	592
1,240,000	SBAB Bank AB, 1.93%, 2/1/13 EUR (c)	1,785
100,000	Southern Co., 5.30%, 1/15/12	102
410,000	SpareBank 1 Boligkreditt AS 144A, 1.25%, 10/25/13 (b)	411
1,160,000	Standard Chartered Bank New York, 0.66%, 11/16/11	1,161
670,000	SunTrust Bank, 0.94%, 6/22/12 GBP (c)	1,083

Principal		Value
or Shares	Security Description	(000)

400,000	Svenska Handelsbanken AB 144A, 1.24%, 9/14/12 (b)	403
1,390,000	Svenska Handelsbanken, 0.70%, 1/18/13	1,390
1,700,000	Target Corp., 0.42%, 7/18/14	1,704
750,000	Telefonica Emisiones SAU, 2.58%, 4/26/13	750
2,200,000	Teva Pharmaceutical Finance III BV, 0.74%, 3/21/14	2,217
810,000	Texas Instruments Inc., 0.87%, 5/15/13	813
270,000	Thermo Fisher Scientific Inc., 2.15%, 12/28/12	275
1,330,000	Toronto-Dominion Bank, 0.54%, 7/14/14	1,335
810,000	Toyota Motor Credit Corp., 1.375%, 8/12/13	819
1,030,000	Union Bank NA, 1.20%, 6/6/14	1,033
1,300,000	Verizon Communications Inc., 0.85%, 3/28/14	1,315
500,000	Vodafone Group PLC, 1.93%, 9/5/13 EUR (c)	715
640,000	Volkswagen International Finance NV 144A, 1.62%, 8/12/13 (b)	647
1,000,000	Wachovia Corp., 4.87%, 2/15/14	1,071
1,200,000	Wachovia Corp., 5.50%, 5/1/13	1,292
250,000	Western Union Co., 0.83%, 3/7/13	251
1,400,000	Westpac Banking Corp. 144A, 0.79%, 4/8/13 (b)	1,404
1,500,000	WM Wrigley Jr. Co. 144A, 2.45%, 6/28/12 (b)	1,502

		126,393

FDIC Guaranteed (2%)
2,800,000	FDIC Structured Sale Guaranteed Notes 144A, 0.00%, 10/25/12 (b)	2,762
662,606	FDIC Structured Sale Guaranteed Notes 144A, 0.73%, 2/25/48 (b)	663
2,793,378	FDIC Structured Sale Guaranteed Notes 144A, 0.90%, 12/4/20 (b)	2,802

		6,227

Foreign Government (2%)
2,600,000	Canadian Government, 1.50%, 6/1/12 CAD (c)	2,732
1,400,000	Province of Manitoba Canada, 5.00%, 2/15/12	1,435

		4,167

Foreign Government Guaranteed (5%)
2,000,000	ANZ National Int’l Ltd. 144A, 3.25%, 4/2/12 (b)	2,039
3,000,000	LeasePlan Corp. NV 144A, 3.00%, 5/7/12 (b)	3,057
2,861,000	National Australia Bank Ltd. 144A, 2.55%, 1/13/12 (b)	2,888
2,900,000	Nationwide Building Society 144A, 0.44%, 5/17/12 (b)	2,905
1,500,000	Westpac Banking Corp. 144A, 0.43%, 12/14/12 (b)	1,501
500,000	Westpac Securities NZ Ltd. 144A, 2.50%, 5/25/12 (b)	508

		12,898

General Obligation (1%)
1,360,000	Louisiana State, 0.93%, 7/15/14	1,360
Mortgage Backed (8%)
1,380,000	Arkle Master Issuer PLC 144A, 1.41%, 5/17/60 (b)	1,377
342,699	Asset Backed Funding Certificates, 0.49%, 4/25/34	271
53,281	Bear Stearns Alt-A Trust, 2.61%, 3/25/34	50
809,774	Extended Stay America Trust 144A, 2.95%, 11/5/27 (b)	803
742,028	FH 1B2612 ARM, 2.67%, 11/1/34	779
373,335	FH 847515 ARM, 2.55%, 2/1/34	393
269,891	FHR 3540 CD, 2.00%, 6/15/14	272
3,500,000	FN 468531 ARM, 0.53%, 7/1/16	3,515
106,207	FN 708229 ARM, 2.12%, 4/1/33	111
793,508	FN 745017 15YR, 4.50%, 7/1/20	851
2,625,822	FN 784365 ARM, 2.05%, 5/1/34	2,751
152,218	FN 878544 ARM, 2.60%, 3/1/36	161
762,866	FN 889821 ARM, 2.56%, 12/1/36	805
875,842	FN AD0079 ARM, 2.61%, 11/1/35	922
113,404	FNR 03-119 FE, 1.18%, 6/25/27	113
1,290,000	Fosse Master Issuer PLC 144A, 1.65%, 10/18/54 (b)	1,293
405,815	GMAC Mortgage Corp. Loan Trust, 5.00%, 11/25/33	407
707,743	GNR 02-48 FT, 0.38%, 12/16/26	707
908,255	GNR 09-8 LA, 5.00%, 4/20/33	920
850,000	Granite Master Issuer PLC, 0.61%, 12/17/54	501
893,614	Harborview Mortgage Loan Trust, 2.98%, 1/19/35	676
362,497	Homebanc Mortgage Trust, 1.04%, 8/25/29	263
377,639	Long Beach Mortgage Loan Trust, 6.13%, 8/25/33	156
697,164	MASTR Asset Securitization Trust, 5.00%, 7/25/19	721
350,530	Sequoia Mortgage Trust, 0.98%, 10/20/27	322
352,761	Structured Adjustable Rate Mortgage Loan Trust, 2.59%, 9/25/34	273
500,215	Structured Asset Mortgage Investments Inc., 4.07%, 7/25/32	487

		19,900

Municipal (1%)
500,000	Indiana Development Finance Authority, 5.75%, 10/1/11	501
1,300,000	South Carolina State Public Service Authority, 0.88%, 6/2/14	1,300
260,000	University of California, 1.98%, 5/15/50	265

		2,066

Principal		Value
or Shares	Security Description	(000)

Ncua Guaranteed (5%)
1,150,000	NCUA Guaranteed Notes, 0.20%, 6/12/13	1,150
2,097,518	NCUA Guaranteed Notes, 0.53%, 12/7/20	2,103
869,042	NCUA Guaranteed Notes, 0.55%, 11/6/17	870
3,132,668	NCUA Guaranteed Notes, 0.56%, 5/7/20	3,133
75,633	NCUA Guaranteed Notes, 0.58%, 2/6/20	76
3,537,212	NCUA Guaranteed Notes, 0.58%, 3/11/20	3,537
1,127,241	NCUA Guaranteed Notes, 0.63%, 1/8/20	1,129
1,364,731	NCUA Guaranteed Notes, 0.63%, 10/7/20	1,368
711,660	NCUA Guaranteed Notes, 1.60%, 10/29/20	718

		14,084

U.S. Treasury (11%)
15,000,000	U.S. Treasury Bill, 0.17%, 5/31/12 (e)	14,976
500,000	U.S. Treasury Bill, 0.20%, 2/9/12 (e) (g)	500
11,250,000	U.S. Treasury Bill, 0.20%, 7/26/12 (e)	11,227

		26,703

Total Bonds (Cost — $245,903)		246,234

Investment Company (Cost-$2,671) (1%)
2,670,782	Payden Cash Reserves Money Market Fund *	2,671

Total (Cost-$248,574) (a) (100%)		248,905
Other Assets, net of Liabilities (0%)		557

Net Assets (100%)		$249,462

*	Affiliated investment
All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,637
Unrealized depreciation	(1,306)

Net unrealized appreciation	$331

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Par in foreign currency.

(d)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)	Yield to maturity at time of purchase.

(f)	All or a portion of these securities are on loan. At July 31, 2011, the total market value of the Fund’s securities on loan is $1,960 and the total market value of the collateral held by the Fund is $2,020. Amounts in 000s.

(g)	All or a portion of the security is pledged as collateral to cover open futures contract margin requirements.
Open Forward Currency Contracts to USD

			Unrealized
Delivery			(Depreciation)
Date	Currency (000s)	Counterparty	(000s)

Liabilities:
8/8/2011	British Pound (Sell 1,600)	HSBC Securities	$(68)
8/8/2011	Canadian Dollar (Sell 2,610)	Royal Bank of Scotland	(35)
8/8/2011	Euro (Sell 5,541)	Citigroup	(42)

			$(145)

Open Futures Contracts

			Current	Unrealized
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

27	U.S. Treasury 2 Year Note Future	Sep-11	$5,938	$(24)

Payden Short Bond Fund

Schedule of Investments — July 31, 2011

Principal		Value
or Shares	Security Description	(000)

Bonds (100%)
Asset Backed (3%)
924,159	Cars Alliance Funding PLC, 1.68%, 10/8/23 EUR (d)	$1,321
2,150,000	First Investors Auto Owner Trust 144A, 3.40%, 3/15/16 (b)	2,157
2,014,331	Globaldrive BV 144A, 2.21%, 4/20/19 EUR (b) (d)	2,892
5,190,000	Hyundai Capital Auto Funding Ltd. 144A, 1.18%, 9/20/16 (b)	5,157
2,940,000	MMAF Equipment Finance LLC 144A, 1.27%, 9/15/15 (b)	2,945
1,600,000	Penarth Master Issuer PLC 144A, 0.83%, 5/18/15 (b)	1,602

		16,074

Corporate (68%)
980,000	AES Corp., 7.75%, 3/1/14	1,066
1,020,000	Airgas Inc., 2.85%, 10/1/13	1,050
850,000	Alabama Power Co., 5.80%, 11/15/13	940
1,750,000	Ally Financial Inc., 4.50%, 2/11/14	1,746
600,000	America Movil SAB de CV, 3.62%, 3/30/15	642
2,420,000	American Express Credit Corp., 1.09%, 6/24/14	2,419
1,100,000	American Honda Finance Corp. 144A, 0.87%, 8/5/13 (b)	1,107
870,000	American Honda Finance Corp. 144A, 2.37%, 3/18/13 (b)	887
500,000	American Honda Finance Corp. 144A, 4.62%, 4/2/13 (b)	528
1,300,000	AmeriGas Finance Corp., 6.25%, 8/20/19	1,307
2,485,000	AmeriGas Partners LP/Eagle Finance Corp., 7.125%, 5/20/16	2,588
1,400,000	Amgen Inc., 2.30%, 6/15/16	1,422
1,430,000	Anglo American Capital PLC 144A, 2.15%, 9/27/13 (b)	1,451
1,750,000	Anheuser-Busch InBev Worldwide Inc., 0.97%, 3/26/13	1,765
2,410,000	Anheuser-Busch InBev Worldwide Inc., 2.50%, 3/26/13	2,476
980,000	Anheuser-Busch InBev Worldwide Inc., 3.00%, 10/15/12	1,006
5,300,000	Anheuser-Busch InBev Worldwide Inc., 9.75%, 11/17/15 BRL (d) (h)	3,638
1,200,000	AT&T Inc., 4.85%, 2/15/14	1,307
2,450,000	BAA Funding Ltd., 3.97%, 2/15/12 EUR (d) (e)	3,551
2,800,000	Banco Bradesco SA 144A, 2.36%, 5/16/14 (b)	2,835
2,520,000	Banco de Credito del Peru 144A, 4.75%, 3/16/16 (b)	2,574
2,340,000	Banco do Brasil 144A, 4.50%, 1/22/15 (b) (h)	2,469
2,600,000	BanColombia SA 144A, 4.25%, 1/12/16 (b) (h)	2,643
1,400,000	Bank of America Corp., 4.90%, 5/1/13	1,465
4,050,000	Bank of Nova Scotia, 2.25%, 1/22/13	4,148
3,200,000	Banque PSA Finance, 3.50%, 1/17/14 EUR (d)	4,621
1,950,000	Barclays Bank PLC, 1.28%, 1/13/14	1,955
890,000	Barrick Gold Corp. 144A, 1.75%, 5/30/14 (b)	898
1,100,000	BB&T Corp., 3.375%, 9/25/13	1,151
600,000	BHP Billiton Finance USA Ltd., 5.50%, 4/1/14	674
2,000,000	Cadbury Schweppes US Finance LLC 144A, 5.12%, 10/1/13 (b)	2,166
3,000,000	Caisse Centrale Desjardins du Quebec 144A, 1.70%, 9/16/13 (b)	3,020
3,080,000	Canadian Imperial Bank of Commerce 144A, 2.00%, 2/4/13 (b)	3,140
1,660,000	Capital One Financial Corp., 2.12%, 7/15/14	1,669
745,000	Carolina Power & Light Co., 6.50%, 7/15/12	787
1,675,000	Case New Holland Inc., 7.75%, 9/1/13	1,840
1,710,000	Caterpillar Financial Services Corp., 2.00%, 4/5/13	1,748
1,500,000	Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	1,657
250,000	Cemex SAB de CV 144A, 3.25%, 3/15/16 (b)	214
1,750,000	Charter Communications Operating LLC 144A, 8.00%, 4/30/12 (b)	1,829
2,000,000	China Resources Land Ltd. 144A, 4.62%, 5/19/16 (b)	2,010
3,200,000	Cia de Eletricidade do Estado da Bahia 144A, 11.75%, 4/27/16 BRL (b) (d)	2,243
3,010,000	Cisco Systems Inc., 1.62%, 3/14/14	3,063
1,355,000	CIT Group Inc. 144A, 5.25%, 4/1/14 (b)	1,365
2,320,000	Citigroup Inc., 1.11%, 2/15/13	2,321
1,000,000	Citigroup Inc., 5.30%, 10/17/12	1,047
1,000,000	Citigroup Inc., 6.00%, 12/13/13	1,086
1,500,000	Clorox Co., 5.00%, 3/1/13	1,570
1,650,000	Coca-Cola Co., 3.625%, 3/15/14	1,768
1,600,000	Columbus Southern Power Co., 5.50%, 3/1/13	1,709
1,780,000	Commercial Bank of Qatar Finance Ltd. 144A, 5.00%, 11/18/14 (b)	1,913
2,500,000	Commonwealth Bank of Australia 144A, 2.12%, 3/17/14 (b)	2,538
1,300,000	ConocoPhillips, 4.75%, 2/1/14	1,423
1,250,000	Consumers Energy Co., 5.375%, 4/15/13	1,341
790,000	Corn Products International Inc., 3.20%, 11/1/15	822

Principal		Value
or Shares	Security Description	(000)

2,610,000	Corrections Corp of America, 6.25%, 3/15/13	2,613
1,600,000	Covidien International Finance SA, 1.87%, 6/15/13	1,631
4,030,000	Credit Suisse New York, 1.20%, 1/14/14	4,035
1,500,000	CRH America Inc., 6.95%, 3/15/12	1,551
455,000	CSC Holdings LLC, 8.50%, 4/15/14	510
1,215,000	CSC Holdings LLC, 8.50%, 6/15/15	1,318
3,360,000	Daimler Finance North America LLC 144A, 1.95%, 3/28/14 (b)	3,410
800,000	Danaher Corp., 1.30%, 6/23/14 (h)	810
2,630,000	Danske Bank AS 144A, 1.29%, 4/14/14 (b) (h)	2,632
550,000	Deutsche Telekom International Finance BV, 5.875%, 8/20/13	602
2,370,000	DIRECTV Holdings LLC, 4.75%, 10/1/14	2,615
1,725,000	Dish DBS Corp., 6.375%, 10/1/11	1,740
1,620,000	Dow Chemical Co., 2.50%, 2/15/16	1,638
4,000,000	Dow Chemical Co., 4.85%, 8/15/12	4,167
1,660,000	DTE Energy Co., 0.95%, 6/3/13	1,668
650,000	Duke Energy Corp., 3.95%, 9/15/14	697
1,650,000	Enterprise Products Operating LLC, 3.20%, 2/1/16	1,706
800,000	Enterprise Products Operating LLC, 5.60%, 10/15/14	893
360,000	Equifax Inc., 4.45%, 12/1/14	389
1,100,000	ERAC USA Finance LLC 144A, 2.25%, 1/10/14 (b)	1,121
1,300,000	ERAC USA Finance LLC. 144A, 2.75%, 7/1/13 (b)	1,330
1,680,000	Express Scripts Inc., 5.25%, 6/15/12	1,742
1,200,000	Ford Motor Credit Co. LLC, 7.00%, 10/1/13	1,293
1,800,000	Fortune Brands Inc., 3.00%, 6/1/12	1,823
1,375,000	Frontier Communications Corp, 6.25%, 1/15/13	1,437
1,800,000	General Electric Capital Corp., 1.09%, 1/15/13	1,814
2,300,000	General Electric Capital Corp., 1.87%, 9/16/13	2,331
1,100,000	General Electric Capital Corp., 2.80%, 1/8/13	1,129
1,730,000	General Electric Capital Corp., 3.75%, 11/14/14	1,842
1,260,000	General Electric Capital Corp., 5.90%, 5/13/14	1,413
1,380,000	Genzyme Corp., 3.62%, 6/15/15	1,481
2,757,000	Georgia Power Co., 1.30%, 9/15/13	2,781
1,500,000	Gilead Sciences Inc. 144A, 1.62%, 5/1/16 (b)	1,766
2,660,000	Goldman Sachs Group Inc., 1.26%, 2/7/14	2,636
1,060,000	Hartford Financial Services Group Inc., 4.00%, 3/30/15	1,103
2,690,000	HCP Inc., 2.70%, 2/1/14	2,741
1,910,000	Health Care REIT Inc., 6.00%, 11/15/13	2,072
2,300,000	Host Hotels & Resorts LP, 6.75%, 6/1/16	2,383
1,800,000	HSBC Bank PLC 144A, 1.62%, 7/7/14 (b) (h)	1,804
2,360,000	HSBC Bank PLC 144A, 1.62%, 8/12/13 (b)	2,372
720,000	Hyundai Capital America 144A, 3.75%, 4/6/16 (b)	742
1,870,000	Icahn Enterprises LP, 7.75%, 1/15/16 (h)	1,949
1,180,000	ICICI Bank Ltd. 144A, 5.50%, 3/25/15 (b) (h)	1,247
2,605,000	ING Bank NV 144A, 1.29%, 3/15/13 (b)	2,606
2,000,000	ING Bank NV 144A, 3.90%, 3/19/14 (b)	2,150
1,300,000	International Lease Finance Corp. 144A, 6.50%, 9/1/14 (b)	1,385
1,110,000	IPIC GMTN Ltd. 144A, 3.12%, 11/15/15 (b)	1,125
2,160,000	JB Hunt Transport Services Inc., 3.37%, 9/15/15	2,215
1,780,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (b)	1,838
4,620,000	John Deere Capital Corp., 1.60%, 3/3/14	4,707
1,200,000	JPMorgan Chase & Co., 4.75%, 5/1/13	1,273
1,000,000	JPMorgan Chase & Co., 5.37%, 10/1/12	1,053
1,400,000	KeyCorp, 3.75%, 8/13/15	1,471
3,100,000	Kinder Morgan Energy Partners LP, 7.125%, 3/15/12	3,220
1,001,000	Kinder Morgan Kansas Inc., 6.50%, 9/1/12	1,056
4,230,000	Korea Finance Corp., 3.25%, 9/20/16	4,234
2,740,000	Korea National Oil Corp. 144A, 2.87%, 11/9/15 (b)	2,747
650,000	Kraft Foods Inc., 2.62%, 5/8/13	671
760,000	Kraft Foods Inc., 5.25%, 10/1/13	828
4,160,000	Lloyds TSB Bank PLC, 2.60%, 1/24/14	4,219
1,400,000	Merrill Lynch & Co. Inc., 6.05%, 8/15/12	1,462
2,300,000	Micron Technology Inc. 144A, 1.50%, 8/1/31 (b)	2,240
400,000	MidAmerican Energy Holdings Co., 3.15%, 7/15/12	410
2,750,000	Morgan Stanley, 1.23%, 4/29/13	2,731
2,030,000	NASDAQ OMX Group Inc., 4.00%, 1/15/15	2,087
2,500,000	National Grid PLC, 1.95%, 1/18/12 EUR (d)	3,593
1,000,000	National Rural Utilities Cooperative Finance Corp., 1.12%, 11/1/13	1,005
460,000	NBCUniversal Media LLC 144A, 2.10%, 4/1/14 (b)	470
1,720,000	NBCUniversal Media LLC 144A, 3.65%, 4/30/15 (b)	1,833
1,820,000	Newfield Exploration Co., 6.625%, 4/15/16	1,886

Principal		Value
or Shares	Security Description	(000)

2,250,000	NextEra Energy Capital Holdings Inc., 2.55%, 11/15/13	2,304
1,680,000	Nissan Motor Acceptance Corp. 144A, 3.25%, 1/30/13 (b)	1,718
990,000	Noble Group Ltd. 144A, 8.50%, 5/30/13 (b)	1,096
500,000	Northern States Power Co. MN, 8.00%, 8/28/12	539
610,000	Novartis Capital Corp., 4.125%, 2/10/14	661
50,000	Omnicare Inc., 3.75%, 12/15/25	64
2,475,000	Omnicare Inc., 6.875%, 12/15/15	2,555
1,540,000	PACCAR Financial Corp., 0.63%, 4/5/13	1,549
2,500,000	Petroleos Mexicanos, 4.875%, 3/15/15	2,725
400,000	Pfizer Inc., 3.625%, 6/3/13 EUR (d)	590
1,000,000	Plains Exploration & Production Co., 7.75%, 6/15/15	1,043
1,000,000	Progress Energy Inc., 6.05%, 3/15/14	1,119
2,500,000	Prudential Financial Inc., 2.75%, 1/14/13	2,553
2,000,000	Prudential Financial Inc., 5.15%, 1/15/13	2,108
2,530,000	Qtel International Finance Ltd. 144A, 6.50%, 6/10/14 (b)	2,821
780,000	Quest Diagnostic Inc., 1.09%, 3/24/14	786
1,850,000	Ras Laffan Liquefied Natural Gas Co. Ltd. 144A, 4.50%, 9/30/12 (b)	1,926
3,800,000	RCI Banque SA 144A, 2.11%, 4/11/14 (b)	3,795
1,260,000	Rockies Express Pipeline LLC 144A, 3.90%, 4/15/15 (b)	1,308
1,330,000	Rock-Tenn Co., 8.20%, 8/15/11	1,338
750,000	Rogers Communications Inc., 6.25%, 6/15/13	821
820,000	Rogers Communications Inc., 6.375%, 3/1/14	928
2,000,000	Royal Bank of Canada, 2.25%, 3/15/13	2,056
2,640,000	Royal Bank of Scotland PLC, 3.25%, 1/11/14	2,689
1,530,000	SanDisk Corp., 1.50%, 8/15/17	1,656
1,500,000	Sanofi, 1.62%, 3/28/14	1,530
2,600,000	SBAB Bank AB, 1.93%, 2/1/13 EUR (d)	3,743
1,650,000	Seagate Technology HDD Holdings, 6.80%, 10/1/16	1,757
410,000	Simon Property Group LP, 4.20%, 2/1/15	441
1,410,000	SpareBank 1 Boligkreditt AS 144A, 1.25%, 10/25/13 (b)	1,415
1,375,000	Sprint Capital Corp., 8.375%, 3/15/12	1,433
1,325,000	SPX Corp., 7.625%, 12/15/14	1,477
1,305,000	Statoil ASA, 2.90%, 10/15/14	1,382
1,600,000	Steel Dynamics Inc., 7.375%, 11/1/12	1,698
810,000	Stryker Corp., 3.00%, 1/15/15	852
2,000,000	Svenska Handelsbanken AB 144A, 2.875%, 9/14/12 (b)	2,046
1,300,000	Swift Services Holdings Inc., 10.00%, 11/15/18 (h)	1,406
900,000	Target Corp., 1.12%, 7/18/14	904
2,500,000	Telecom Italia SPA, 1.96%, 12/6/12 EUR (d)	3,561
2,000,000	Telefonica Emisiones SAU, 2.58%, 4/26/13	2,000
710,000	Tesoro Corp., 6.625%, 11/1/15	731
3,200,000	Teva Pharmaceutical Finance III BV, 0.74%, 3/21/14	3,225
1,790,000	Texas Instruments Inc., 0.87%, 5/15/13	1,797
900,000	Thermo Fisher Scientific Inc., 2.15%, 12/28/12	917
1,010,000	Time Warner Inc., 3.15%, 7/15/15	1,060
3,500,000	Toronto-Dominion Bank, 2.50%, 7/14/16	3,562
2,870,000	Toyota Motor Credit Corp., 1.375%, 8/12/13	2,901
1,000,000	TransCanada PipeLines Ltd., 3.40%, 6/1/15	1,066
2,740,000	Union Bank NA, 2.12%, 12/16/13	2,762
970,000	Union Pacific Corp., 6.125%, 1/15/12	993
2,820,000	US Bancorp, 1.37%, 9/13/13	2,846
1,050,000	Vale Overseas Ltd., 6.25%, 1/23/17	1,210
1,380,000	Valeant Pharmaceuticals International 144A, 6.50%, 7/15/16 (b)	1,359
1,050,000	Valero Energy Corp., 6.875%, 4/15/12	1,093
2,750,000	Vedanta Resources PLC 144A, 6.75%, 6/7/16 (b) (h)	2,808
1,240,000	Veolia Environnement, 5.25%, 6/3/13	1,329
1,100,000	Viacom Inc., 4.375%, 9/15/14	1,194
3,200,000	Vodafone Group PLC, 4.15%, 6/10/14	3,457
2,240,000	Volkswagen International Finance NV 144A, 1.62%, 8/12/13 (b)	2,264
2,000,000	Vornado Realty LP, 4.25%, 4/1/15	2,103
1,020,000	Wachovia Bank NA, 4.80%, 11/1/14	1,095
2,555,000	Westfield Capital LLC 144A, 5.12%, 11/15/14 (b)	2,797
1,500,000	Westpac Banking Corp. 144A, 0.79%, 4/8/13 (b)	1,505
1,630,000	Westpac Banking Corp., 2.25%, 11/19/12	1,661
1,280,000	Windstream Corp., 8.125%, 8/1/13	1,398
1,500,000	WM Wrigley Jr. Co. 144A, 2.45%, 6/28/12 (b)	1,502
4,900,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (b)	5,124
1,310,000	Woodside Finance Ltd. 144A, 4.50%, 11/10/14 (b)	1,417
560,000	Woolworths Ltd. 144A, 2.55%, 9/22/15 (b)	572

		354,251

Principal		Value
or Shares	Security Description	(000)

FDIC Guaranteed (5%)
5,000,000	FDIC Structured Sale Guaranteed Notes 144A, 0.00%, 10/25/12 (b)	4,931
6,600,000	FDIC Structured Sale Guaranteed Notes 144A, 0.00%, 10/25/13 (b)	6,423
1,325,211	FDIC Structured Sale Guaranteed Notes 144A, 0.73%, 2/25/48 (b)	1,326
8,109,806	FDIC Structured Sale Guaranteed Notes 144A, 0.90%, 12/4/20 (b)	8,134
2,331,017	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (b)	2,419
3,622,812	FDIC Trust, 2.18%, 5/25/50	3,623

		26,856

Foreign Government (5%)
10,000,000	Canadian Government, 3.50%, 6/1/13 CAD (d)	10,882
1,610,000	Republic of Brazil, 10.25%, 6/17/13	1,893
590,000	Republic of Chile, 5.50%, 1/15/13	627
3,530,000	Republic of Indonesia, 10.375%, 5/4/14 (e)	4,333
1,500,000	Republic of Panama, 7.25%, 3/15/15	1,780
460,000	Republic of Panama, 9.375%, 7/23/12	497
1,900,000	Republic of South Africa, 7.375%, 4/25/12	1,990
1,060,000	State of Qatar 144A, 4.00%, 1/20/15 (b)	1,129
2,500,000	United Mexican States, 6.375%, 1/16/13	2,705

		25,836

Foreign Government Guaranteed (1%)
2,700,000	Barclays Bank PLC, 4.25%, 10/27/11 EUR (d)	3,904
Mortgage Backed (12%)
5,437,718	Adjustable Rate Mortgage Trust, 5.56%, 3/25/37	2,715
3,680,000	Arkle Master Issuer PLC 144A, 1.41%, 5/17/60 (b)	3,673
1,341,971	Banc of America Mortgage Securities, 2.80%, 10/20/32	1,296
3,841,489	Extended Stay America Trust 144A, 2.95%, 11/5/27 (b)	3,808
2,143,091	FG G13328 30YR, 6.00%, 11/1/22	2,338
2,086,192	FH 782784 ARM, 2.50%, 10/1/34	2,189
5,200,000	FN 468531 ARM, 0.53%, 7/1/16	5,222
1,950,393	FN 708229 ARM, 2.12%, 4/1/33	2,041
923,894	FN 743821 ARM, 2.28%, 11/1/33	960
725,210	FN 755867 ARM, 2.56%, 12/1/33	761
938,764	FN 790762 ARM, 2.64%, 9/1/34	977
1,137,267	FN 790764 ARM, 2.63%, 9/1/34	1,183
1,143,256	FN 794792 ARM, 2.62%, 10/1/34	1,191
996,540	FN 794797 ARM, 2.42%, 10/1/34	1,038
5,119,796	FN 995672 30YR, 4.50%, 4/1/39	5,356
5,308,535	FN AC8512 30YR, 4.50%, 12/1/39	5,553
6,810,000	G2SF 4.50%, 30YR TBA (c)	7,219
3,423,552	GNR 04-11 F, 0.48%, 2/20/34	3,431
3,703,731	Harborview Mortgage Loan Trust, 2.92%, 12/19/35	2,672
430,359	Indymac Index Mortgage Loan Trust, 3.04%, 10/25/34	346
2,066,790	MLCC Mortgage Investors, Inc., 2.04%, 2/25/36	1,897
1,401,766	MLCC Mortgage Investors, Inc., 2.16%, 12/25/34	1,354
240,714	Morgan Stanley Mortgage Loan Trust, 2.21%, 7/25/34	205
153,409	Provident Funding Mortgage Loan Trust, 2.66%, 4/25/34	146
746,128	Sequoia Mortgage Trust, 0.98%, 10/20/27	685
2,533,017	Structured Adjustable Rate Mortgage Loan Trust, 2.57%, 8/25/34	2,098
372,786	Structured Adjustable Rate Mortgage Loan Trust, 2.70%, 10/25/34	298
1,311,868	Structured Asset Mortgage Investments Inc., 2.09%, 10/19/34	708

		61,360

Municipal (1%)
600,000	Citizens Property Insurance Corp., 5.00%, 3/1/13	632
3,200,000	Citizens Property Insurance Corp., 5.00%, 6/1/12	3,310
2,700,000	Kentucky Asset Liability Commission, 3.16%, 4/1/18	2,718
920,000	University of California, 1.98%, 5/15/50	939

		7,599

NCUA Guaranteed (2%)
4,805,803	NCUA Guaranteed Notes, 0.55%, 11/6/17	4,809
1,222,261	NCUA Guaranteed Notes, 1.84%, 10/7/20	1,236
2,000,000	NCUA Guaranteed Notes, 2.90%, 10/29/20	2,044

		8,089

Supranational (0%)
8,400,000	Asian Development Bank, 3.37%, 5/20/14 NOK (d)	1,566
U.S. Treasury (3%)
1,000,000	U.S. Treasury Bill, 0.14%, 9/22/11 (f) (g)	1,000
1,000,000	U.S. Treasury Note, 0.37%, 9/30/12	1,001
1,000,000	U.S. Treasury Note, 0.50%, 5/31/13	1,003
5,000,000	U.S. Treasury Note, 0.75%, 6/15/14	5,032
300,000	U.S. Treasury Note, 1.125%, 12/15/12	303

Principal		Value
or Shares	Security Description	(000)

10,000,000	U.S. Treasury Note, 1.25%, 3/15/14	10,209

		18,548

Total Bonds (Cost-$515,798)		524,083

Preferred Stock (Cost-$1,500) (0%)
30,000	Goodyear Tire & Rubber Co.	1,619
Investment Company (Cost-$4,255) (1%)
4,254,639	Payden Cash Reserves Money Market Fund *	4,255

Total (Cost-$521,553) (a) (101%)		529,957
Liabilities in excess of Other Assets (-1%)		(5,505)

Net Assets (100%)		$524,452

*	Affiliated investment
All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation	$13,914
Unrealized depreciation	(5,510)

Net unrealized appreciation	$8,404

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Security purchased on a delayed delivery basis.

(d)	Par in foreign currency.

(e)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(f)	Yield to maturity at time of purchase.

(g)	All or a portion of the security is pledged as collateral to cover open futures contract margin requirements.

(h)	All or a portion of these securities are on loan. At July 31, 2011, the total market value of the Fund’s securities on loan is $13,419 and the total market value of the collateral held by the Fund is $13,799. Amounts in 000s.
Open Forward Currency Contracts to USD

			Unrealized
			Appreciation
Delivery			(Depreciation)
Date	Currency (000s)	Counterparty	(000s)

Assets:
9/21/2011	Singapore Dollar (Buy 4,814)	Morgan Stanley	$15
10/25/2011	Swedish Krona (Buy 16,761)	Royal Bank of Scotland	4

			$19

Liabilities:
8/8/2011	Canadian Dollar (Sell 10,575)	Royal Bank of Scotland	$(142)
10/25/2011	Canadian Dollar (Buy 5,020)	RBC Capital	(51)
8/8/2011	Euro (Sell 19,916)	Citigroup	(153)
10/25/2011	Euro (Sell 1,847)	Royal Bank of Scotland	—

			$(346)

Open Futures Contracts

			Current	Unrealized
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

87	U.S. Treasury 2 Year Note Future	Sep-11	$19,133	$(77)
416	U.S. Treasury 5 Year Note Future	Sep-11	50,521	(1,064)

				$(1,141)

Payden U.S. Government Fund

Schedule of Investments — July 31, 2011

Principal		Value
or Shares	Security Description	(000)

Bonds (93%)
FDIC Guaranteed (9%)
1,300,000	FDIC Structured Sale Guaranteed Notes 144A, 0.00%, 10/25/12 (b)	$1,282
1,600,000	FDIC Structured Sale Guaranteed Notes 144A, 0.00%, 10/25/13 (b)	1,557
662,606	FDIC Structured Sale Guaranteed Notes 144A, 0.73%, 2/25/48 (b)	663
1,712,070	FDIC Structured Sale Guaranteed Notes 144A, 0.90%, 12/4/20 (b)	1,717
778,759	FDIC Structured Sale Guaranteed Notes 144A, 3.00%, 9/30/19 (b)	785
2,331,017	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (b)	2,419
1,126,222	FDIC Trust, 2.18%, 5/25/50	1,126

		9,549

Mortgage Backed (30%)
243,108	FG G13328 30YR, 6.00%, 11/1/22	265
1,565,826	FHLB QR-9012, 5.00%, 8/15/12	1,591
1,404,474	FHLB, 2.60%, 4/20/15	1,455
337,373	FHR 2929 AC, 4.50%, 12/15/22	345
477,707	FHR 3540 CD, 2.00%, 6/15/14	481
1,777,924	FHR 3728 EH, 3.00%, 9/15/20	1,840
1,491,364	FHR 3750 GB, 2.50%, 10/15/20	1,529
3,908,811	FN 464313 5YR, 2.99%, 1/1/15	4,064
2,500,000	FN 468531 ARM, 0.53%, 7/1/16	2,510
939,101	FN 935896 ARM, 3.91%, 6/1/40	991
2,097,400	FN AC8512 30YR, 4.50%, 12/1/39	2,194
1,282,664	FN AD7210 ARM, 3.58%, 7/1/40	1,343
770,862	FN AE5951 ARM, 3.16%, 10/1/40	801
1,300,000	FN ARM, 0.74%, 8/1/41	1,300
993,673	FN MA0424 30YR, 3.50%, 5/1/20	1,041
744,537	FN MA0598 10YR, 3.50%, 12/1/20	780
1,582,827	FNR 10-32 CL, 3.75%, 8/25/18	1,677
1,621,775	FNR 11-23 AB, 2.75%, 6/25/20	1,681
793,119	G2 3809 30YR, 6.50%, 1/20/36	893
1,516,144	GNR 04-11 F, 0.48%, 2/20/34	1,519
267,011	GNR 04-73 JM, 0.00%, 9/16/34	252
203,624	GNR 05-58 NJ, 4.50%, 8/20/35	207
1,270,807	GNR 09-57 BA, 2.25%, 6/16/39	1,295
1,913,804	GNR 09-66 CA, 2.25%, 8/16/39	1,956

		32,010

NCUA Guaranteed (10%)
790,000	NCUA Guaranteed Notes, 0.20%, 6/12/13	790
1,342,412	NCUA Guaranteed Notes, 0.53%, 12/7/20	1,346
1,920,583	NCUA Guaranteed Notes, 0.55%, 11/6/17	1,922
2,941,422	NCUA Guaranteed Notes, 0.74%, 12/8/20	2,940
520,000	NCUA Guaranteed Notes, 1.40%, 6/12/15	521
14,046	NCUA Guaranteed Notes, 1.60%, 10/29/20	14
712,688	NCUA Guaranteed Notes, 1.84%, 10/7/20	721
1,500,000	NCUA Guaranteed Notes, 2.90%, 10/29/20	1,533
430,000	Western Corporate Federal Credit Union, 1.75%, 11/2/12	437

		10,224

U.S. Government Agency (24%)
4,000,000	FFCB, 1.37%, 6/25/13	4,075
155,000	FFCB, 1.75%, 2/21/13	158
2,500,000	FFCB, 3.70%, 5/15/13	2,645
1,800,000	FHLB, 1.625%, 11/21/12	1,830

Principal		Value
or Shares	Security Description	(000)

3,000,000	FHLB, 3.625%, 10/18/13	3,203
1,700,000	FHLMC, 1.00%, 8/27/14	1,710
500,000	FHLMC, 1.75%, 9/10/15	510
2,000,000	FNMA, 2.00%, 8/24/15	2,002
2,480,000	FNMA, 2.37%, 4/11/16	2,575
3,000,000	FNMA, 2.625%, 11/20/14	3,169
2,702,000	FNMA, 2.75%, 3/13/14	2,848

		24,725

U.S. Treasury (15%)
1,500,000	U.S. Treasury Note, 0.50%, 11/30/12	1,504
2,000,000	U.S. Treasury Note, 0.62%, 12/31/12	2,009
5,000,000	U.S. Treasury Note, 1.75%, 5/31/16	5,106
2,500,000	U.S. Treasury Note, 1.87%, 6/30/15	2,594
1,000,000	U.S. Treasury Note, 2.00%, 11/30/13	1,037
1,500,000	U.S. Treasury Note, 2.125%, 11/30/14	1,572
1,500,000	U.S. Treasury Note, 3.125%, 9/30/13	1,589
500,000	U.S. Treasury Note, 3.375%, 6/30/13 (c)	529

		15,940

U.S. Treasury Inflation Indexed (5%)
2,047,120	U.S. Treasury Inflation Indexed Bond, 0.125%, 4/15/16	2,139
3,231,843	U.S. Treasury Inflation Indexed Bond, 0.50%, 4/15/15	3,424

		5,563

Total Bonds (Cost-$96,203)		98,011

Investment Company (Cost-$8255) (8%)
8,255,397	Payden Cash Reserves Money Market Fund *	8,255

Total (Cost-$104,458) (a) (101%)		106,266
Liabilities in excess of Other Assets (-1%)		(1,255)

Net Assets (100%)		$105,011

*	Affiliated investment
All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,841
Unrealized depreciation	(33)

Net unrealized appreciation	$1,808

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.
Open Futures Contracts

			Current	Unrealized
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

28	U.S. Treasury 5 Year Note Future	Sep-11	$3,400	$(72)

Payden GNMA Fund

Schedule of Investments — July 31, 2011

Principal		Value
or Shares	Security Description	(000)

Bonds (146%)
Mortgage Backed (136%)
8,088,169	FH 1A0001 ARM, 2.15%, 4/1/35	$8,448
571,068	FH 1B3142 ARM, 2.81%, 11/1/36	599
2,548,237	FH 1B4282 ARM, 5.08%, 10/1/38	2,685
853,464	FH 1G0189 ARM, 2.13%, 4/1/35	885
6,536,393	FH 1G0501 ARM, 2.47%, 6/1/35	6,859
2,618,210	FH 1J1279 ARM, 2.35%, 4/1/36	2,761
3,952,132	FH 1Q0062 ARM, 2.06%, 11/1/35	4,153
231,413	FH 780444 ARM, 2.28%, 3/1/33	241
683,998	FH 782784 ARM, 2.50%, 10/1/34	718
2,486,308	FH 847228 ARM, 2.89%, 1/1/34	2,633
4,933,361	FH 848111 ARM, 2.57%, 9/1/37	5,184
3,199,055	FHLB QR-9012, 5.00%, 8/15/12	3,250
4,799,170	FN 745551 30YR, 2.49%, 2/1/36	5,059
5,590,962	FN 783587 ARM, 2.46%, 3/1/35	5,885
2,561,402	FN 832100 ARM, 2.47%, 7/1/35	2,685
2,978,640	FN 920795 ARM, 3.01%, 3/1/34	3,137
17,500,000	FNMA 4.50%, 30YR TBA (c)	18,271
1,902,272	FNR 06-101 FE, 0.43%, 10/25/36	1,902
6,409,331	FNR 07-95 A1, 0.43%, 8/27/36	6,363
97,249	FNR 88-12A, 4.04%, 2/25/18	103
3,698,887	FNW 04-W2 4A, 3.70%, 2/25/44	3,899
229,789	G2 2591 30YR, 7.00%, 5/20/28	267
236,316	G2 3133 30YR, 6.50%, 9/20/31	270
3,179,101	G2 3415 30YR, 5.50%, 7/20/33	3,547
2,293,689	G2 3515 30YR, 5.50%, 2/20/34	2,558
3,396,514	G2 3584 30YR, 6.00%, 7/20/34	3,833
2,440,203	G2 3599 30YR, 6.50%, 8/20/34	2,751
2,945,930	G2 3711 30YR, 5.50%, 5/20/35	3,282
4,122,099	G2 3747 30YR, 5.00%, 8/20/35	4,531
2,872,786	G2 3772 30YR, 5.00%, 10/20/35	3,158
4,338,488	G2 3785 30YR, 5.00%, 11/20/35	4,769
1,990,069	G2 3805 30YR, 5.00%, 1/20/36	2,187
8,713,824	G2 3819 30YR, 5.50%, 2/20/36	9,708
1,156,335	G2 3891 30YR, 6.50%, 8/20/36	1,302
4,843,392	G2 4216 30YR, 6.00%, 8/20/38	5,206
4,707,445	G2 4284 30YR, 5.50%, 11/20/38	5,039
7,375,279	G2 4315 30YR, 5.50%, 12/20/38	8,178
5,399,457	G2 4437 30YR, 5.00%, 5/20/39	5,834
3,277,993	G2 4558 30YR, 4.50%, 10/20/39	3,496
7,155,659	G2 4560 30YR, 5.50%, 10/20/39	7,934
8,022,599	G2 4678 30YR, 4.50%, 4/20/40	8,551
11,269,907	G2 4713 30YR, 4.50%, 6/20/40	12,012
9,649,832	G2 4800 30YR, 4.00%, 9/20/40	9,978
5,228,520	G2 4802 30YR, 5.00%, 9/20/40	5,719
9,883,927	G2 4978 30YR, 4.50%, 3/20/41	10,535
11,873,595	G2 5018 30YR, 5.00%, 4/20/41	12,988
9,980,123	G2 5083 30YR, 5.00%, 6/20/41	10,917
674,398	G2 688058 30YR, 4.50%, 8/20/38	719
7,783,619	G2 701705 30YR, 5.00%, 2/20/39	8,405
7,568,714	G2 710025 30YR, 5.65%, 8/20/59	8,426
6,326,759	G2 713314 30YR, 6.00%, 3/20/39	7,005
1,274,649	G2 728869 30YR, 4.12%, 4/20/40	1,301
1,317,594	G2 728870 30YR, 4.62%, 4/20/40	1,387
1,349,555	G2 736498 30YR, 4.12%, 4/20/40	1,378
1,032,586	G2 736499 30YR, 4.62%, 4/20/40	1,087
7,463,438	G2 736932 50YR, 4.87%, 11/20/60	8,063
7,087,679	G2 740427 50YR, 4.81%, 9/20/60	7,502
1,000,205	G2 742040 30YR, 4.12%, 5/20/40	1,021

Principal		Value
or Shares	Security Description	(000)

882,069	G2 742041 30YR, 4.62%, 6/20/40	928
5,482,491	G2 783286 30YR, 6.00%, 12/20/40	6,152
231,016	G2 80011 ARM, 2.125%, 11/20/26	238
758,044	G2 80013 ARM, 2.125%, 11/20/26	782
285,709	G2 80022 ARM, 2.125%, 12/20/26	295
218,200	G2 80023 ARM, 2.125%, 12/20/26	225
630,227	G2 80029 ARM, 2.375%, 1/20/27	652
1,393,678	G2 80044 ARM, 2.37%, 2/20/27	1,442
2,035,440	G2 80052 ARM, 2.37%, 3/20/27	2,107
314,909	G2 8006 ARM, 2.62%, 7/20/22	327
3,977,394	G2 80074 ARM, 3.375%, 5/20/27	4,126
555,826	G2 80134 ARM, 2.125%, 11/20/27	574
1,466,336	G2 80196 ARM, 3.37%, 5/20/28	1,521
261,830	G2 80272 ARM, 3.37%, 4/20/29	272
196,404	G2 80311 ARM, 2.62%, 8/20/29	204
138,273	G2 80346 ARM, 2.125%, 11/20/29	143
1,330,583	G2 8041 ARM, 2.62%, 8/20/22	1,384
236,654	G2 80424 ARM, 2.62%, 7/20/30	246
467,356	G2 80428 ARM, 2.62%, 7/20/30	486
283,934	G2 80507 ARM, 3.375%, 4/20/31	295
548,401	G2 80541 ARM, 2.62%, 9/20/31	570
933,630	G2 80556 ARM, 2.00%, 11/20/31	963
985,198	G2 80569 ARM, 2.00%, 1/20/32	1,017
581,280	G2 80570 ARM, 2.50%, 1/20/32	602
245,065	G2 80579 ARM, 2.00%, 2/20/32	253
848,942	G2 80593 ARM, 3.375%, 4/20/32	881
679,595	G2 80604 ARM, 3.37%, 5/20/32	705
1,459,166	G2 80611 ARM, 3.375%, 6/20/32	1,523
331,861	G2 80612 ARM, 3.50%, 6/20/32	345
798,083	G2 8062 ARM, 2.125%, 10/20/22	824
961,344	G2 80780 ARM, 2.50%, 12/20/33	994
5,863,740	G2 80790 ARM, 1.75%, 12/20/33	6,047
260,858	G2 80791 ARM, 2.75%, 12/20/33	270
4,467,970	G2 80795 ARM, 1.75%, 12/20/33	4,608
491,903	G2 80826 ARM, 2.50%, 2/20/34	510
4,265,423	G2 80835 ARM, 1.75%, 2/20/34	4,380
893,399	G2 80837 ARM, 1.75%, 2/20/34	917
3,904,257	G2 80856 ARM, 1.75%, 3/20/34	4,009
100,277	G2 80932 ARM, 3.00%, 6/20/34	104
343,987	G2 80934 ARM, 3.50%, 6/20/34	357
792,110	G2 81018 ARM, 2.625%, 8/20/34	824
239,364	G2 81019 ARM, 3.125%, 8/20/34	250
859,255	G2 81036 ARM, 2.50%, 8/20/34	893
49,563	G2 81044 ARM, 2.625%, 8/20/34	52
175,006	G2 8121 ARM, 2.375%, 1/20/23	181
3,261,408	G2 81214 ARM, 1.75%, 1/20/35	3,349
1,228,967	G2 81220 ARM, 1.75%, 1/20/35	1,262
1,052,478	G2 81278 ARM, 1.75%, 3/20/35	1,081
190,475	G2 81402 ARM, 3.00%, 7/20/35	198
39,552	G2 81405 ARM, 3.125%, 7/20/35	41
99,859	G2 81696 ARM, 2.50%, 6/20/36	103
686,515	G2 81807 ARM, 1.75%, 12/20/36	708
786,938	G2 81938 30YR, 1.75%, 7/20/37	812
687,788	G2 8198 ARM, 3.37%, 5/20/23	714
1,067,682	G2 82151 ARM, 2.50%, 9/20/38	1,110
576,675	G2 82245 30YR, 5.00%, 12/20/38	607
251,150	G2 8228 ARM, 2.62%, 7/20/23	261
3,728,192	G2 82606 ARM, 4.00%, 8/20/40	3,940
214,154	G2 8301 ARM, 2.125%, 10/20/23	221
429,340	G2 8302 ARM, 2.125%, 10/20/23	443
233,035	G2 8339 ARM, 2.125%, 12/20/23	240
625,083	G2 8358 ARM, 2.37%, 1/20/24	647
475,806	G2 8359 ARM, 2.37%, 1/20/24	492
445,500	G2 8371 ARM, 2.37%, 2/20/24	461
223,856	G2 8373 ARM, 2.37%, 2/20/24	232

Principal		Value
or Shares	Security Description	(000)

729,178	G2 8387 ARM, 2.37%, 3/20/24	755
708,232	G2 8398 ARM, 3.37%, 4/20/24	735
664,909	G2 8399 ARM, 3.37%, 4/20/24	690
383,439	G2 8421 ARM, 3.37%, 5/20/24	398
681,465	G2 849350 ARM, 2.125%, 12/20/25	703
921,166	G2 849351 ARM, 2.125%, 11/20/25	951
2,023,729	G2 8547 ARM, 2.125%, 11/20/24	2,088
173,600	G2 8580 ARM, 2.37%, 1/20/25	180
250,097	G2 8595 ARM, 2.375%, 2/20/25	259
482,524	G2 8781 ARM, 2.37%, 1/20/26	499
442,293	G2 8814 ARM, 2.37%, 2/20/26	458
175,875	G2 8815 ARM, 2.37%, 2/20/26	182
146,935	G2 8855 ARM, 2.125%, 10/20/21	152
164,650	G2 8867 ARM, 2.125%, 11/20/21	170
1,088,371	G2 8968 ARM, 2.62%, 9/20/26	1,132
247,281	G2 8989 ARM, 2.125%, 10/20/26	255
2,360,159	G2 8991 ARM, 2.125%, 10/20/26	2,436
36,000,000	G2SF 4.00%, 30YR TBA (c)	37,153
38,190,000	G2SF 4.50%, 30YR TBA (c)	40,481
78,750,000	G2SF 5.00%, 30YR TBA (c)	85,973
5,083,248	GN 455989 15YR, 5.00%, 7/15/26	5,490
404,344	GN 524825 30YR, 5.47%, 10/15/29	444
192,733	GN 524869 30YR, 5.47%, 1/15/30	212
299,691	GN 524925 30YR, 5.47%, 2/15/30	329
245,202	GN 524968 30YR, 5.47%, 3/15/30	269
178,574	GN 524996 30YR, 5.47%, 5/15/30	196
172,758	GN 525015 30YR, 5.47%, 6/15/30	190
122,273	GN 525033 30YR, 5.47%, 7/15/30	134
141,976	GN 546392 30YR, 5.47%, 2/15/31	156
790,761	GN 558954 20YR, 5.25%, 5/15/29	865
1,785,192	GN 558956 30YR, 4.50%, 6/15/29	1,897
499,196	GN 582100 30YR, 7.50%, 4/15/32	591
653,078	GN 601699 30YR, 5.70%, 12/15/32	718
254,821	GN 601775 30YR, 5.70%, 1/15/33	280
317,086	GN 601858 30YR, 5.70%, 2/15/33	348
1,721,268	GN 605099 30YR, 5.50%, 3/15/34	1,915
2,235,310	GN 605301 30YR, 5.50%, 7/15/34	2,487
253,632	GN 613354 30YR, 5.45%, 7/15/33	279
129,201	GN 613355 30YR, 5.70%, 4/15/33	142
70,981	GN 613379 30YR, 5.45%, 7/15/33	78
1,225,312	GN 615263 30YR, 6.00%, 6/15/33	1,377
2,983,777	GN 616826 30YR, 5.50%, 1/15/35	3,315
1,509,622	GN 629903 35YR, 5.80%, 6/15/42	1,621
6,839,868	GN 630057 30YR, 5.13%, 4/15/48	7,287
8,158,001	GN 673234 30YR, 6.00%, 11/15/38	9,128
2,685,883	GN 677318 30YR, 6.00%, 9/15/38	3,012
1,093,841	GN 677378 30YR, 7.00%, 10/15/38	1,275
1,161,301	GN 690008 30YR, 7.00%, 10/15/38	1,353
2,309,910	GN 693184 30YR, 6.00%, 10/15/38	2,585
2,102,418	GN 697066 30YR, 5.00%, 3/15/39	2,269
4,732,380	GN 698035 30YR, 6.00%, 1/15/39	5,295
8,678,293	GN 698196 30YR, 4.50%, 6/15/39	9,291
9,165,137	GN 701943 30YR, 5.00%, 6/15/39	10,005
8,506,071	GN 704439 30YR, 4.50%, 3/15/39	9,107
7,513,817	GN 704489 30YR, 5.50%, 4/15/39	8,349
8,433,088	GN 710868 30YR, 5.50%, 9/15/39	9,371
2,472,272	GN 713930 30YR, 5.00%, 10/15/39	2,672
1,014,330	GN 728159 20YR, 5.25%, 11/15/29	1,107
15,321,153	GN 729011 30YR, 4.50%, 2/15/40	16,361
2,245,096	GN 743362 30YR, 4.75%, 6/15/40	2,372
382,690	GN 743363 30YR, 4.25%, 5/15/40	391
304,277	GN 743502 30YR, 4.25%, 6/15/40	311
795,592	GN 743503 30YR, 4.75%, 6/15/40	841
109,542	GN 743610 30YR, 4.25%, 6/15/40	112
661,294	GN 743611 30YR, 4.75%, 6/15/40	699

Principal		Value
or Shares	Security Description	(000)

9,999,450	GN 745183 30YR, 4.50%, 7/15/40	10,678
3,455,552	GN 745852 30YR, 4.00%, 11/15/40	3,580
89,862	GN 747367 30YR, 4.25%, 7/15/40	92
210,715	GN 747368 30YR, 4.75%, 7/15/40	223
293,618	GN 747491 30YR, 4.75%, 7/15/40	310
67,194	GN 747610 30YR, 4.75%, 8/15/40	71
70,620	GN 747740 30YR, 4.25%, 9/15/40	72
380,070	GN 747741 30YR, 4.75%, 9/15/40	402
9,521	GN 780619 15YR, 7.00%, 8/15/12	10
371,217	GN 781324 30YR, 7.00%, 7/15/31	435
276,845	GN 781445 30YR, 8.00%, 11/15/31	330
1,060,103	GN 781527 30YR, 6.00%, 11/15/32	1,191
1,498,472	GN 781636 30YR, 5.50%, 7/15/33	1,659
2,078,221	GN 781810 30YR, 5.50%, 10/15/34	2,312
7,358,913	GN 781811 30YR, 5.00%, 10/15/34 (b)	8,064
4,317,367	GN 782272 30YR, 5.50%, 2/15/38	4,782
10,583,648	GN 782778 30YR, 6.50%, 1/15/33	12,060
7,575,555	GN 782835 30YR, 6.00%, 12/15/39	8,477
7,804,467	GN 782858 30YR, 6.00%, 11/15/39	8,733
10,000,000	GNMA 3.50%, 30YR TBA (c)	9,925
46,330,000	GNMA 4.00%, 30YR TBA (c)	47,908
18,620,000	GNMA 4.50%, 30YR TBA (c)	19,848
3,500,000	GNMA 5.00%, 30YR TBA (c)	3,814
67,620,000	GNMA 5.50%, 30YR TBA (c)	74,805
761,729	GNMA 99-37 FJ, 0.73%, 10/16/29	763
864,954	GNR 00-22 FG, 0.38%, 5/16/30	864
202,695	GNR 00-26 DF, 0.58%, 9/20/30	203
509,647	GNR 00-26 FA, 0.73%, 9/20/30	510
240,339	GNR 00-38 F, 0.58%, 12/20/30	241
827,405	GNR 00-9 FG, 0.78%, 2/16/30	831
581,672	GNR 00-9 FH, 0.68%, 2/16/30	584
1,141,266	GNR 01-11 FB, 0.43%, 9/17/29	1,139
661,133	GNR 01-19 F, 0.68%, 5/16/31	664
129,046	GNR 01-21 FN, 0.38%, 8/16/22	129
3,070,038	GNR 01-22 FG, 0.53%, 5/16/31	3,076
278,032	GNR 01-26 F, 0.53%, 5/16/31	279
1,136,354	GNR 01-31 FA, 0.43%, 6/16/31	1,134
65,630	GNR 01-33 F, 0.63%, 7/20/31	66
1,190,816	GNR 01-35 FA, 0.43%, 8/16/31	1,190
755,103	GNR 01-46 FA, 0.60%, 9/16/31	756
3,525,430	GNR 01-47 FA, 0.58%, 9/16/31	3,536
1,554,239	GNR 01-59 FA, 0.58%, 11/16/24	1,561
1,077,542	GNR 01-64 F, 0.53%, 11/20/31	1,078
674,379	GNR 01-65 FV, 0.58%, 2/20/29	676
779,257	GNR 02-11 FJ, 0.68%, 2/20/32	782
831,110	GNR 02-13 FA, 0.68%, 2/16/32	835
342,786	GNR 02-24 FA, 0.68%, 4/16/32	344
271,217	GNR 02-4 FY, 0.63%, 1/16/32	272
421,980	GNR 02-41 HF, 0.58%, 6/16/32	423
1,997,090	GNR 02-48 FT, 0.38%, 12/16/26	1,994
1,964,966	GNR 02-5 FP, 0.73%, 1/16/32	1,974
1,823,443	GNR 02-72 FA, 0.58%, 10/20/32	1,830
3,188,268	GNR 02-76 F, 0.38%, 1/16/31	3,183
369,432	GNR 02-76 FY, 0.48%, 12/16/26	370
447,121	GNR 02-79 FB, 0.43%, 11/16/32	447
1,791,934	GNR 03-35 CF, 0.48%, 3/16/33	1,795
1,042,448	GNR 03-69 FD, 0.63%, 2/16/29	1,048
3,941,117	GNR 03-94 FB, 0.48%, 12/16/30	3,952
9,334,077	GNR 04-11 F, 0.48%, 2/20/34	9,354
7,998,423	GNR 04-49 F, 0.58%, 11/20/30	8,014
11,740,187	GNR 04-5 PF, 0.73%, 2/20/33	11,819
6,491,369	GNR 04-56 F, 0.58%, 6/20/33	6,517
1,808,045	GNR 04-59 FH, 0.43%, 8/16/34	1,812
2,781,977	GNR 04-73 JM, 0.00%, 9/16/34	2,624
5,424,556	GNR 04-80 FM, 0.48%, 7/20/34	5,427

Principal		Value
or Shares	Security Description	(000)

1,131,072	GNR 06-47 FA, 0.38%, 8/16/36	1,130
713,850	GNR 06-62 FB, 0.34%, 11/20/36	711
6,294,902	GNR 07-51 JF, 0.43%, 6/20/37	6,299
668,526	GNR 07-59 FJ, 0.48%, 7/20/37	671
2,035,215	GNR 08-2 FH, 0.63%, 1/20/38	2,041
2,571,353	GNR 08-67 UF, 0.63%, 6/20/38	2,582
1,071,913	GNR 08-70 A, 5.50%, 9/20/35	1,087
21,602	GNR 08-72 EF, 1.03%, 3/20/34	22
59,337,216	GNR 09-111 IO, 1.82%, 9/16/51	4,935
22,341,562	GNR 10-102 IO, 1.77%, 6/16/52	1,866
28,834,662	GNR 10-132 IO, 2.08%, 11/16/52	2,745
40,437,734	GNR 10-71 IO, 1.515%, 3/16/52	2,732
1,044,204	GNR 97-13 F, 0.68%, 9/16/27	1,044
3,282,938	GNR 98-2 FA, 0.69%, 1/16/28	3,288
960,822	GNR 99-18 FA, 0.48%, 5/16/29	962
715,117	GNR 99-40 FE, 0.73%, 11/16/29	717
808,265	GNR 99-40 FK, 0.73%, 11/16/29	811
898,608	GNR 99-45 FC, 0.58%, 12/16/29	900
1,078,329	GNR 99-45 FH, 0.63%, 12/16/29	1,080

		993,640

NCUA Guaranteed (6%)
9,559,463	NCUA Guaranteed Notes, 0.55%, 11/6/17	9,565
3,644,422	NCUA Guaranteed Notes, 0.56%, 3/6/20	3,644
6,445,617	NCUA Guaranteed Notes, 0.56%, 4/6/20	6,446
4,699,002	NCUA Guaranteed Notes, 0.56%, 5/7/20	4,699
3,781,673	NCUA Guaranteed Notes, 0.58%, 2/6/20	3,782
1,675,522	NCUA Guaranteed Notes, 0.58%, 3/11/20	1,675
5,723,067	NCUA Guaranteed Notes, 0.63%, 10/7/20	5,738
5,113,283	NCUA Guaranteed Notes, 0.65%, 11/5/20	5,105
3,752,517	NCUA Guaranteed Notes, 0.71%, 3/9/21	3,752

		44,406

U.S. Treasury (4%)
25,000,000	U.S. Treasury Bill, 0.17%, 5/3/12 (d)	24,966

Total Bonds (Cost-$1,035,857)		1,063,012

Investment Company (Cost- $13,783) (2%)
13,783,087	Payden Cash Reserves Money Market Fund *	13,783

Total (Cost-$1,049,640) (a) (148%)		1,076,795
Liabilities in excess of Other Assets (-48%)		(347,360)

Net Assets (100%)		$729,435

*	Affiliated investment
All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$27,816
Unrealized depreciation	(661)

Net unrealized appreciation	$27,155

(b)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.

(c)	Security purchased on a delayed delivery basis.

(d)	Yield to maturity at time of purchase.
Open Futures Contracts

			Current	Unrealized
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

600	U.S. Treasury 2 Year Note Future	Sep-11	$131,953	$(527)

Payden Core Bond Fund

Schedule of Investments — July 31, 2011

Principal		Value
or Shares	Security Description	(000)

Bonds (103%)
Asset Backed (0%)
149,765	Chase Funding Mortgage Loan Asset-Backed Cerificates, 0.84%, 11/25/32	$125
2,707,157	L.A. Arena Funding LLC 144A, 7.656%, 12/15/26 (b)	2,778
122,626	Landmark Mortgage Securities PLC, 1.04%, 6/17/38 GBP (e)	173
190,288	Sequoia Mortgage Trust, 0.98%, 10/20/27	175
70,766	Structured Asset Investment Loan Trust, 0.68%, 9/25/34	60

		3,311

Corporate (57%)
3,010,000	Aetna Inc., 4.12%, 6/1/21	3,092
1,000,000	Ally Financial Inc., 7.50%, 9/15/20	1,054
2,965,000	Altria Group Inc., 4.75%, 5/5/21	3,071
3,015,000	American Airlines 2011-1 Class A Pass Through Trust, 5.25%, 1/31/21	2,932
3,000,000	American Honda Finance Corp. 144A, 0.87%, 8/5/13 (b)	3,018
2,845,000	ArcelorMittal, 9.85%, 6/1/19	3,708
2,910,000	Automotores Gildemeister SA 144A, 8.25%, 5/24/21 (b)	3,079
3,115,000	AutoZone Inc., 4.00%, 11/15/20	3,103
3,060,000	BAA Funding Ltd. 144A, 4.87%, 7/15/21 (b)	3,122
3,900,000	Banco Bradesco SA 144A, 2.36%, 5/16/14 (b)	3,949
3,010,000	Banco de Credito del Peru 144A, 4.75%, 3/16/16 (b)	3,074
1,550,000	Banco del Estado de Chile 144A, 4.12%, 10/7/20 (b)	1,560
2,730,000	Banco do Brasil 144A, 6.00%, 1/22/20 (b) (g)	2,998
2,215,000	Bank of America Corp., 3.70%, 9/1/15	2,238
4,750,000	Barclays Bank PLC, 5.14%, 10/14/20	4,545
4,090,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	4,508
4,460,000	Best Buy Co. Inc., 3.75%, 3/15/16	4,562
1,000,000	Cablevision Systems Corp., 7.75%, 4/15/18	1,072
2,380,000	Capital One Financial Corp., 3.15%, 7/15/16	2,392
3,520,000	CBS Corp., 8.87%, 5/15/19	4,595
1,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.87%, 4/30/18	1,080
2,590,000	Centrais Eletricas Brasileiras SA 144A, 6.875%, 7/30/19 (b)	3,017
3,130,000	Chubb Corp., 6.37%, 3/29/67	3,247
1,000,000	CIT Group Inc.144A, 7.00%, 5/4/15 (b)	1,004
2,560,000	Citigroup Inc., 6.00%, 12/13/13	2,780
1,270,000	Commercial Bank of Qatar Finance Ltd. 144A, 5.00%, 11/18/14 (b)	1,365
1,170,000	Commercial Bank of Qatar Finance Ltd. 144A, 7.50%, 11/18/19 (b)	1,358
2,870,000	Commonwealth Bank of Australia 144A, 0.97%, 3/17/14 (b)	2,877
2,935,000	Coventry Health Care Inc., 5.45%, 6/15/21	3,112
4,389,000	Credit Suisse AG, 5.40%, 1/14/20	4,528
1,925,000	Credit Suisse New York, 1.20%, 1/14/14	1,927
2,865,000	CVS Caremark Corp., 6.12%, 9/15/39	3,127
2,510,000	Daimler Finance North America LLC 144A, 0.85%, 3/28/14 (b)	2,513
4,187,000	Digital Realty Trust LP, 5.87%, 2/1/20	4,514
1,000,000	DineEquity Inc., 9.50%, 10/30/18	1,104
2,895,000	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 3.50%, 3/1/16	3,050
2,375,000	Dow Chemical Co., 9.40%, 5/15/39	3,728
2,915,000	E.I. du Pont de Nemours & Co., 4.25%, 4/1/21	3,111
1,230,000	Ecopetrol SA, 7.625%, 7/23/19	1,501
1,050,000	Elizabeth Arden Inc., 7.37%, 3/15/21	1,097
1,365,000	Encana Corp., 6.50%, 8/15/34	1,528
1,000,000	Energy Transfer Equity LP, 7.50%, 10/15/20	1,075
4,032,000	Enterprise Products Operating LLC, 5.60%, 10/15/14	4,499
2,860,000	Eskom Holdings Ltd. 144A, 5.75%, 1/26/21 (b)	3,039
1,100,000	Ford Motor Credit Co. LLC, 5.75%, 2/1/21	1,126
3,080,000	Gap Inc., 5.95%, 4/12/21	3,044
1,320,000	Gazprom OAO Via RBS AG, 9.625%, 3/1/13 (f)	1,472
2,910,000	General Electric Capital Corp., 5.875%, 1/14/38	3,007
4,345,000	General Electric Capital Corp., 6.37%, 11/15/67	4,464
2,875,000	Genzyme Corp., 3.62%, 6/15/15	3,085
2,000,000	Georgia-Pacific LLC 144A, 7.125%, 1/15/17 (b)	2,153
2,245,000	Goldman Sachs Group Inc., 1.26%, 2/7/14	2,225
2,940,000	Goldman Sachs Group Inc., 6.75%, 10/1/37	2,950
2,740,000	Grupo Televisa SA, 6.00%, 5/15/18	3,084
4,375,000	Health Care REIT Inc., 4.70%, 9/15/17	4,541
4,545,000	HSBC USA Inc., 5.00%, 9/27/20	4,585
2,960,000	Hypermarcas SA 144A, 6.50%, 4/20/21 (b) (g)	2,998
2,730,000	ING Bank NV 144A, 1.29%, 3/15/13 (b)	2,731
3,050,000	ING Bank NV 144A, 5.00%, 6/9/21 (b)	3,131
1,000,000	Intelsat Jackson Holdings 144A, 7.25%, 10/15/20 (b)	1,014

Principal		Value
or Shares	Security Description	(000)

1,030,000	Interactive Data Corp., 10.25%, 8/1/18	1,148
3,500,000	Inversiones CMPC SA 144A, 4.75%, 1/19/18 (b)	3,608
2,950,000	Itau Unibanco Holding SA 144A, 6.20%, 12/21/21 (b)	3,095
2,685,000	JPMorgan Chase & Co., 6.40%, 5/15/38	3,037
2,450,000	KazMunayGas National Co., 9.125%, 7/2/18 (f)	3,053
2,760,000	KeyCorp, 6.50%, 5/14/13	2,993
3,960,000	Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	4,533
2,640,000	Kraft Foods Inc., 6.50%, 2/9/40	3,098
825,000	Kroger Co., 7.50%, 4/1/31	1,028
3,030,000	Lincoln National Corp., 4.85%, 6/24/21	3,119
1,000,000	Linn Energy LLC 144A, 7.75%, 2/1/21 (b)	1,070
3,045,000	Lloyds TSB Bank PLC, 2.60%, 1/24/14	3,088
1,360,000	Lukoil International Finance BV 144A, 7.25%, 11/5/19 (b)	1,528
3,425,000	Marks & Spencer PLC 144A, 6.25%, 12/1/17 (b)	3,799
1,710,000	MassMutual Global Funding 144A, 0.74%, 9/27/13 (b)	1,719
690,000	MetLife Inc., 10.75%, 8/1/39	982
3,880,000	MetLife Inc., 6.75%, 6/1/16	4,609
1,380,000	MetLife Institutional Funding 144A, 1.14%, 4/4/14 (b)	1,384
1,000,000	MetroPCS Wireless Inc., 7.87%, 9/1/18	1,069
2,466,000	MidAmerican Energy Holdings Co., 6.125%, 4/1/36	2,802
1,215,000	Morgan Stanley, 1.23%, 4/29/13	1,207
2,755,000	Morgan Stanley, 2.87%, 7/28/14 (g)	2,778
2,415,000	Morgan Stanley, 3.80%, 4/29/16	2,434
3,160,000	National Australia Bank Ltd. 144A, 1.20%, 7/25/14 (b)	3,160
1,000,000	Navistar International Corp., 8.25%, 11/1/21	1,093
7,150,000	NBCUniversal Media LLC 144A, 3.65%, 4/30/15 (b)	7,620
1,050,000	NBTY Inc., 9.00%, 10/1/18	1,127
2,780,000	News America Inc., 6.65%, 11/15/37	2,925
4,670,000	Nordea Bank AB 144A, 4.87%, 5/13/21 (b)	4,597
2,150,000	Omnicom Group Inc., 5.90%, 4/15/16	2,461
2,710,000	Petroleos Mexicanos, 6.00%, 3/5/20	3,030
2,340,000	Petronas Capital Ltd., 7.875%, 5/22/22 (f)	3,079
1,050,000	Pinnacle Foods Finance LLC, 8.25%, 9/1/17	1,112
1,000,000	Ras Laffan Liquefied Natural Gas Co. Ltd. 144A, 5.50%, 9/30/14 (b)	1,106
1,580,000	Reliance Holdings USA Inc. 144A, 4.50%, 10/19/20 (b)	1,516
2,090,000	Republic Services Inc., 5.50%, 9/15/19	2,350
1,000,000	Reynolds Group Issuer Inc. 144A, 6.87%, 2/15/21 (b)	965
3,540,000	Royal Bank of Scotland PLC, 3.25%, 1/11/14	3,605
3,000,000	Russian Agricultural Bank OJSC Via RSHB Capital SA 144A, 6.00%, 6/3/21 (b) (g)	3,030
2,990,000	Ryder System Inc., 3.50%, 6/1/17	3,085
1,000,000	SandRidge Energy Inc., 8.75%, 1/15/20	1,103
1,460,000	Sigma Alimentos SA 144A, 5.62%, 4/14/18 (b)	1,511
1,370,000	SpareBank 1 Boligkreditt AS 144A, 1.25%, 10/25/13 (b)	1,375
1,000,000	Sprint Capital Corp., 6.90%, 5/1/19	1,028
4,415,000	SunTrust Banks Inc.,3.60%, 4/15/16	4,535
4,625,000	Symantec Corp., 4.20%, 9/15/20	4,615
1,225,000	Telefonica Emisiones SAU, 2.58%, 4/26/13	1,225
1,480,000	Telefonica Emisiones SAU, 5.46%, 2/16/21	1,487
2,455,000	Teva Pharmaceutical Finance III BV, 0.74%, 3/21/14	2,474
2,735,000	Time Warner Cable Inc., 6.75%, 6/15/39	3,145
739,000	Time Warner Cable Inc., 7.50%, 4/1/14	854
2,835,000	Total Capital Canada Ltd., 0.63%, 1/17/14	2,855
1,205,000	TransCanada PipeLines Ltd., 7.25%, 8/15/38	1,534
1,553,000	UnitedHealth Group Inc., 5.375%, 3/15/16	1,782
1,390,000	Vale Overseas Ltd., 5.62%, 9/15/19	1,536
1,300,000	Vale Overseas Ltd., 6.25%, 1/23/17	1,498
1,376,000	Vale Overseas Ltd., 6.87%, 11/21/36	1,591
1,000,000	Valeant Pharmaceuticals International 144A, 7.00%, 10/1/20 (b)	970
4,260,000	Valero Energy Corp., 6.62%, 6/15/37	4,636
2,950,000	Vedanta Resources PLC 144A, 8.25%, 6/7/21 (b) (g)	3,064
1,325,000	Viacom Inc., 6.87%, 4/30/36	1,557
2,640,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.125%, 4/30/18 (f)	2,993
2,690,000	Virgolino de Oliveira Finance Ltd. 144A, 10.50%, 1/28/18 (b)	2,932
3,100,000	Vornado Realty LP, 4.25%, 4/1/15	3,260
2,895,000	Waste Management Inc., 7.75%, 5/15/32	3,742
2,735,000	Watson Pharmaceuticals Inc., 5.00%, 8/15/14	2,988
2,710,000	Westpac Banking Corp. 144A, 0.79%, 4/8/13 (b)	2,718
2,490,000	WM Wrigley Jr. Co. 144A, 2.45%, 6/28/12 (b)	2,494
2,735,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (b)	2,860
3,060,000	Woodside Finance Ltd. 144A, 4.60%, 5/10/21 (b)	3,106
1,000,000	Wynn Las Vegas LLC Corp, 7.87%, 5/1/20 (g)	1,105
1,050,000	XM Satellite Radio Inc. 144A, 7.62%, 11/1/18 (b)	1,118
3,955,000	Yum! Brands Inc., 6.87%, 11/15/37	4,692

		348,888

Principal		Value
or Shares	Security Description	(000)

Foreign Government (3%)
8,700,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/12 BRL (e)	5,538
2,860,000	Dominican Republic International Bond 144A, 7.50%, 5/6/21 (b) (g)	3,024
28,540,000	Mexican Bonos, 10.00%, 12/5/24 MXN (e)	3,096
2,000,000	Republic of Indonesia, 11.625%, 3/4/19 (f)	3,015
1,176,400	Russian Foreign Bond — Eurobond, 7.50%, 3/31/30 (f)	1,409
1,230,000	State of Qatar 144A, 4.00%, 1/20/15 (b)	1,310

		17,392

Mortgage Backed (26%)
4,570	Bear Stearns Adjustable Rate Mortgage Trust, 2.75%, 4/25/33	5
1,836,804	Extended Stay America Trust 144A, 2.95%, 11/5/27 (b)	1,821
6,734,342	FG G02385 30YR, 6.00%, 11/1/36	7,445
14,480,871	FN 254766, 5.00%, 6/1/33	15,554
887,731	FN 725027 30YR, 5.00%, 11/1/33	953
4,480,780	FN 725423, 5.50%, 5/1/34	4,894
6,034,456	FN 725424, 5.50%, 4/1/34	6,591
1,960,477	FN 725425, 5.50%, 4/1/34	2,136
7,290,751	FN 739821, 5.00%, 9/1/33	7,826
6,762,802	FN 745418 ARM, 5.50%, 4/1/36	7,383
5,527,480	FN AE0138 30YR, 4.50%, 3/1/40	5,780
4,488,752	FN AE0888 ARM, 3.57%, 2/1/41	4,705
8,690,000	FNMA 4.00%, 30YR TBA (c)	8,828
11,815,000	FNMA 4.50%, 30YR TBA (c)	12,336
30,045,000	FNMA 5.50%, 30YR TBA (c)	32,561
2,109,963	FNW 04-W2 4A, 3.70%, 2/25/44	2,224
6,145,937	G2 4800 30YR, 4.00%, 9/20/40	6,355
1,800,000	G2SF 4.00%, 30YR TBA (c)	1,858
11,910,000	G2SF 4.50%, 30YR TBA (c)	12,625
3,101,468	GN 711522 30YR, 4.50%, 7/15/40	3,324
300,000	Granite Master Issuer PLC, 0.61%, 12/17/54	177
219,342	Harborview Mortgage Loan Trust, 2.98%, 1/19/35	166
1,323,577	JP Morgan Mortgage Trust, 6.00%, 7/25/36	1,272
266,862	MLCC Mortgage Investors, Inc., 2.16%, 8/25/29	247
66,196	Morgan Stanley Mortgage Loan Trust, 2.21%, 7/25/34	56
4,110,689	Morgan Stanley Mortgage Loan Trust, 5.50%, 11/25/35	3,887
148,105	Structured Asset Mortgage Investments Inc., 2.35%, 2/19/35	121
126,143	Structured Asset Mortgage Investments Inc., 4.07%, 7/25/32	123
36,084	Structured Asset Securities Corp., 2.49%, 8/25/32	31
2,554,345	Thornburg Mortgage Securities Trust, 0.92%, 9/25/44	2,348
7,660,000	WaMu Mortgage Pass Through Certificates, 2.59%, 1/25/36	5,999
1,650,412	WaMu Mortgage Pass Through Certificates, 5.47%, 7/25/37	1,090

		160,721

Municipal (0%)
1,495,000	California State, 7.55%, 4/1/39	1,839
Ncua Guaranteed (4%)
7,977,806	NCUA Guaranteed Notes, 0.55%, 11/6/17	7,983
9,773,111	NCUA Guaranteed Notes, 0.74%, 12/8/20	9,768
5,244,294	NCUA Guaranteed Notes, 2.65%, 10/29/20	5,344
330,000	NCUA Guaranteed Notes, 2.90%, 10/29/20	337

		23,432

Supranational (1%)
2,050,000	Inter-American Development Bank, 3.875%, 9/17/19	2,247
1,120,000	International Bank for Reconstruction & Development, 5.00%, 4/1/16	1,293

		3,540

U.S. Treasury (12%)
22,000,000	U.S. Treasury Strip Principal, 0.00%, 11/15/40	5,921
25,000,000	U.S. Treasury Bill, 0.03%, 1/5/12 (d)	24,987
44,000,000	U.S. Treasury Bill, 0.08%, 2/9/12 (d) (h)	43,962

		74,870

Total Bonds (Cost-$617,534)		633,993

Investment Company (Cost-$44,277) (7%)
1,415,428	Payden Emerging Markets Bond Fund *	20,962
3,119,436	Payden High Income Fund *	22,772
1,124,773	Payden Cash Reserves Money Market Fund *	1,125

		44,859

Total (Cost-$661,811) (a) (110%)		678,852
Liabilities in excess of Other Assets (-10%)		(63,976)

Net Assets (100%)		$614,876

*	Affiliated investment
All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation	$19,938
Unrealized depreciation	(2,897)

Net unrealized appreciation	$17,041

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Security was purchased on a delayed delivery basis.

(d)	Yield to maturity at time of purchase.

(e)	Par in foreign currency.

(f)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(g)	All or a portion of these securities are on loan. At July 31, 2011, the total market value of the Fund’s securities on loan is $9,974 and the total market value of the collateral held by the Fund is $10,263. Amounts in 000s.

(h)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.
Open Forward Currency Contracts to USD

			Unrealized
			Appreciation
Delivery			(Depreciation)
Date	Currency (000s)	Counterparty	(000s)

Assets:
9/22/2011	Australian Dollar (Buy 2,873)	Bank of America	$114
7/28/2011	Brazilian Real (Sell 425)	HSBC Securities	3
9/22/2011	Canadian Dollar (Buy 11,767)	Morgan Stanley	248
9/21/2011	Malaysian Ringgit (Buy 31,743)	Morgan Stanley	225
8/1/2011	Mexican New Peso (Sell 1,443)	HSBC Securities	—
10/20/2011	Norwegian Krone (Buy 25,466)	Morgan Stanley	142
8/26/2011	Russian Ruble (Buy 102,090)	HSBC Securities	53
9/21/2011	Singapore Dollar (Buy 9,217)	Morgan Stanley	28
10/19/2011	Swedish Krona (Buy 59,521)	State Street	306

			$1,119

Liabilities:
8/8/2011	British Pound (Sell 111)	HSBC Securities	$(5)
8/24/2011	British Pound (Sell 5,667)	Morgan Stanley	(197)
10/19/2011	Euro (Sell 16,155)	State Street	(412)
8/16/2011	Mexican New Peso (Buy 33,390)	Royal Bank of Scotland	(13)
9/21/2011	New Taiwan Dollar (Buy 70,150)	Barclays	(9)

			$(636)

Open Futures Contracts

			Current	Unrealized
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

50	U.S. Treasury 10 Year Note Future	Sep-11	$6,284	$(61)
Open Swap Contracts

			Notional	Unrealized
	Fund	Expiration	Principal	(Depreciation)
Contract Type	(Pays)	Date	(000s)	(000s)

Liabilities:
Interest Rate Swap	(3.695%)	Mar-21	$10,000	$(871)
Interest Rate Swap	(4.00%)	Dec-40	9,400	(408)

				$(1,279)

Payden Corporate Bond Fund
Schedule of Investments — July 31, 2011

Principal		Value
or Shares	Security Description	(000)

Bonds (97%)
Corporate (90%)
Capital Goods (1%)
300,000	Textron Inc., 5.60%, 12/1/17	$328
125,000	Waste Management Inc., 7.75%, 5/15/32	162

		490

Consumer Cyclical (11%)
215,000	Altria Group Inc., 4.75%, 5/5/21	223
280,000	AutoZone Inc., 4.00%, 11/15/20	279
360,000	Best Buy Co. Inc., 3.75%, 3/15/16	368
235,000	CVS Caremark Corp., 6.12%, 9/15/39	257
300,000	Expedia Inc., 7.45%, 8/15/18	337
210,000	Gap Inc., 5.95%, 4/12/21	208
250,000	Iconix Brand Group, Inc. 144A, 2.50%, 6/1/16 (b)	261
200,000	Ltd. Brands Inc., 6.62%, 4/1/21	208
300,000	Macy’s Retail Holdings Inc., 5.90%, 12/1/16	342
340,000	Marks & Spencer PLC 144A, 6.25%, 12/1/17 (b)	377
400,000	Time Warner Inc., 7.625%, 4/15/31	496
185,000	Viacom Inc., 6.87%, 4/30/36	217
195,000	Western Union Co., 5.93%, 10/1/16	224
200,000	Wynn Las Vegas LLC Corp, 7.87%, 5/1/20 (c)	221
150,000	Yum! Brands Inc., 6.25%, 3/15/18	176
210,000	Yum! Brands Inc., 6.87%, 11/15/37	249

		4,443

Consumer Non-Cyclical (6%)
100,000	Anheuser-Busch InBev Worldwide Inc., 5.375%, 1/15/20	115
80,000	Anheuser-Busch InBev Worldwide Inc., 8.20%, 1/15/39	117
150,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (b)	155
410,000	Kraft Foods Inc., 6.50%, 2/9/40	481
300,000	Life Technologies Corp., 6.00%, 3/1/20	338
250,000	Mylan Inc. 144A, 7.62%, 7/15/17 (b)	276
250,000	Sigma Alimentos SA 144A, 5.62%, 4/14/18 (b)	259
400,000	Warner Chilcott Co. LLC 144A, 7.75%, 9/15/18 (b)	406
285,000	Watson Pharmaceuticals Inc., 5.00%, 8/15/14	311
165,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (b)	172

		2,630

Energy (6%)
325,000	Encana Corp., 6.50%, 8/15/34	364
250,000	Gazprom OAO Via Gaz Capital SA, 7.288%, 8/16/37 (d)	276
190,000	KazMunayGas National Co., 9.125%, 7/2/18 (d)	237
325,000	Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	372
200,000	Lukoil International Finance BV 144A, 7.25%, 11/5/19 (b)	225
210,000	TransCanada PipeLines Ltd., 7.625%, 1/15/39	276
465,000	Valero Energy Corp., 6.62%, 6/15/37	506
210,000	Woodside Finance Ltd. 144A, 4.50%, 11/10/14 (b)	227

		2,483

Financial (35%)
240,000	Banco de Credito del Peru 144A, 4.75%, 3/16/16 (b)	245
170,000	Banco do Brasil 144A, 6.00%, 1/22/20 (b) (c)	187
330,000	Bank of America Corp., 7.625%, 6/1/19	389
550,000	Barclays Bank PLC, 5.14%, 10/14/20	526
845,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	931
320,000	Capital One Financial Corp., 3.15%, 7/15/16	322
115,000	Citigroup Inc., 6.00%, 10/31/33	112
500,000	Citigroup Inc., 6.01%, 1/15/15	557
110,000	Commercial Bank of Qatar Finance Ltd. 144A, 5.00%, 11/18/14 (b)	118
100,000	Commercial Bank of Qatar Finance Ltd. 144A, 7.50%, 11/18/19 (b)	116
340,000	Credit Suisse AG, 5.40%, 1/14/20	351
300,000	Credit Suisse New York, 6.00%, 2/15/18	325
175,000	Digital Realty Trust LP, 5.87%, 2/1/20	189
200,000	Eskom Holdings Ltd. 144A, 5.75%, 1/26/21 (b)	212
400,000	FMR LLC 144A, 6.45%, 11/15/39 (b)	418
300,000	Ford Motor Credit Co. LLC, 8.12%, 1/15/20	357

Principal		Value
or Shares	Security Description	(000)

965,000	General Electric Capital Corp., 5.875%, 1/14/38	997
315,000	General Electric Capital Corp., 6.37%, 11/15/67	324
400,000	Goldman Sachs Group Inc., 3.70%, 8/1/15	412
445,000	Goldman Sachs Group Inc., 6.75%, 10/1/37	446
250,000	Health Care REIT Inc., 3.00%, 12/1/29	282
530,000	HSBC USA Inc., 5.00%, 9/27/20	535
440,000	International Lease Finance Corp. 144A, 6.50%, 9/1/14 (b)	469
200,000	Itau Unibanco Holding SA 144A, 6.20%, 12/21/21 (b)	210
275,000	Lincoln National Corp., 4.85%, 6/24/21	283
230,000	Merrill Lynch & Co. Inc., 6.11%, 1/29/37	215
100,000	MetLife Inc., 10.75%, 8/1/39	142
510,000	MetLife Inc., 6.75%, 6/1/16	606
300,000	Morgan Stanley, 6.00%, 5/13/14	327
405,000	Morgan Stanley, 7.25%, 4/1/32	479
200,000	MPT Operating Partnership LP 144A, 6.87%, 5/1/21 (b)	197
525,000	Nordea Bank AB 144A, 4.87%, 5/13/21 (b)	517
425,000	North Fork Bancorporation Inc., 5.87%, 8/15/12	444
350,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (b)	476
250,000	Pemex Project Funding Master Trust, 6.625%, 6/15/35	274
250,000	Prudential Financial Inc., 7.375%, 6/15/19	303
275,000	Royal Bank of Scotland PLC, 3.25%, 1/11/14	280
300,000	Russian Agricultural Bank OJSC Via RSHB Capital SA 144A, 6.00%, 6/3/21 (b)	303
240,000	Wachovia Capital Trust III, 5.56%, 3/29/49	225
345,000	Woodside Finance Ltd. 144A, 4.60%, 5/10/21 (b)	350

		14,451

Healthcare (3%)
450,000	Aetna Inc., 4.12%, 6/1/21	462
405,000	Coventry Health Care Inc., 5.45%, 6/15/21	429
250,000	Hypermarcas SA 144A, 6.50%, 4/20/21 (b) (c)	253
200,000	Valeant Pharmaceuticals International 144A, 7.00%, 10/1/20 (b)	194

		1,338

Industrial (5%)
150,000	Automotores Gildemeister SA 144A, 8.25%, 5/24/21 (b)	159
450,000	BAA Funding Ltd. 144A, 4.87%, 7/15/21 (b)	459
200,000	Inversiones CMPC SA 144A, 4.75%, 1/19/18 (b)	206
205,000	Raytheon Co., 3.12%, 10/15/20	199
395,000	Republic Services Inc., 5.50%, 9/15/19	444
420,000	Ryder System Inc., 3.50%, 6/1/17	433

		1,900

Material (5%)
300,000	ArcelorMittal, 9.85%, 6/1/19	391
250,000	Dow Chemical Co., 5.70%, 5/15/18	283
155,000	Dow Chemical Co., 9.40%, 5/15/39	243
240,000	E.I. du Pont de Nemours & Co., 4.25%, 4/1/21	256
200,000	Gerdau Trade Inc. 144A, 5.75%, 1/30/21 (b)	205
255,000	Vale Overseas Ltd., 6.25%, 1/11/16	293
200,000	Vale Overseas Ltd., 6.87%, 11/21/36	231

		1,902

Real Estate Investment Trust (2%)
330,000	Health Care REIT Inc., 4.70%, 9/15/17	342
280,000	Vornado Realty LP, 4.25%, 4/1/15 (c)	294

		636

Technology (2%)
250,000	SanDisk Corp., 1.50%, 8/15/17	271
200,000	Seagate Technology HDD Holdings, 6.80%, 10/1/16	213
390,000	Symantec Corp., 4.20%, 9/15/20	389

		873

Telecommunication (9%)
300,000	American Tower Corp., 4.62%, 4/1/15	323
250,000	AT&T Inc., 6.55%, 2/15/39	287
225,000	CBS Corp., 8.87%, 5/15/19	294
250,000	CC Holdings GS V LLC 144A, 7.75%, 5/1/17 (b)	275
100,000	Comcast Corp., 6.40%, 5/15/38	111
210,000	Grupo Televisa SA, 6.00%, 5/15/18	236
300,000	NBCUniversal Media LLC 144A, 3.65%, 4/30/15 (b)	320
300,000	News America Inc., 6.40%, 12/15/35	307
320,000	Telefonica Emisiones SAU, 5.46%, 2/16/21	321
60,000	Telefonica Emisiones SAU, 7.045%, 6/20/36	64

Principal		Value
or Shares	Security Description	(000)

250,000	Time Warner Cable Inc., 6.75%, 6/15/39	287
100,000	Time Warner Entertainment Co. LP, 8.375%, 7/15/33	134
200,000	Verizon Global Funding Corp., 7.75%, 6/15/32	261
200,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.125%, 4/30/18 (d)	227

		3,447

Transportation (2%)
180,000	American Airlines 2011-1 Class A Pass Through Trust, 5.25%, 1/31/21	175
450,000	JB Hunt Transport Services Inc., 3.37%, 9/15/15	461
250,000	Kazakhstan Temir Zholy Finance BV 144A, 6.37%, 10/6/20 (b)	268

		904

Utility (3%)
200,000	Ecopetrol SA, 7.625%, 7/23/19	244
250,000	MidAmerican Energy Holdings Co., 6.125%, 4/1/36	284
140,000	National Grid PLC, 6.30%, 8/1/16	164
200,000	NiSource Finance Corp., 6.125%, 3/1/22	228
225,000	Sempra Energy, 9.80%, 2/15/19	309

		1,229

Total Corporate		36,726

U.S. Treasury (7%)
700,000	U.S. Treasury Bill, 0.07%, 1/5/12 (e) (f)	700
2,000,000	U.S. Treasury Bill, 0.07%, 2/9/12 (f)	1,998
100,000	U.S. Treasury Note, 5.375%, 2/15/31 (c) (e)	122

		2,820

Total Bonds (Cost-$37,315)		39,546

Preferred Stock (Cost-$488) (1%)
9,500	PNC Capital Trust E	247
9,600	Vornado Realty Trust	244

		491

Investment Company (Cost-$325) (1%)
325,049	Payden Cash Reserves Money Market Fund *	325

Total (Cost-$38,128) (a) (99%)		40,362
Other Assets, net of Liabilities (1%)		373

Net Assets (100%)		$40,735

*	Affiliated investment
All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.
(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$2,285
Unrealized depreciation	(51)

Net unrealized appreciation	$2,234

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	All or a portion of these securities are on loan. At July 31, 2011, the total market value of the Fund’s securities on loan is $485 and the total market value of the collateral held by the Fund is $737. Amounts in 000s.

(d)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.

(f)	Yield to maturity at time of purchase.
Open Futures Contracts

			Current	Unrealized
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

62	S&P 500 EMINI Future	Sep-11	$3,994	$(27)
25	U.S. Treasury 10 Year Note Future	Sep-11	3,142	(46)

				$(73)

Payden High Income Fund
Schedule of Investments — July 31, 2011

Principal		Value
or Shares	Security Description	(000)

Corporate Bonds (97%)
Airport/Port (1%)
4,540,000	American Airlines Inc. 144A, 7.50%, 3/15/2016 (b) (c)	$4,483
2,920,000	Delta Air Lines Inc. 144A, 9.50%, 9/15/14 (b)	3,121
4,500,000	TAM Capital 3 Inc. 144A, 8.37%, 6/3/21 (b) (c)	4,786
2,970,000	United Air Lines Inc. 144A, 9.875%, 8/1/13 (b)	3,148

		15,538

Consumer Cyclical (17%)
2,985,000	ACCO Brands Corp., 7.625%, 8/15/15	3,030
4,555,000	AMC Entertainment Inc., 8.75%, 6/1/19 (c)	4,862
2,530,000	Avis Budget Car Rental LLC, 7.625%, 5/15/14	2,593
5,250,000	Boyd Gaming Corp. 144A, 9.12%, 12/1/18 (b) (c)	5,440
3,000,000	Burger King Corp, 9.87%, 10/15/18 (c)	3,292
2,650,000	Caesars Entertainment Operating Co. Inc., 11.25%, 6/1/17	2,932
1,000,000	Caesars Entertainment Operating Co. Inc., 12.75%, 4/15/18	1,005
4,000,000	Cedar Fair LP, 9.12%, 8/1/18	4,345
5,600,000	Chrysler Group LLC/CG Co-Issuer Inc. 144A, 8.00%, 6/15/19 (b) (c)	5,446
4,000,000	CityCenter Holdings LLC 144A, 7.62%, 1/15/16 (b)	4,200
3,536,000	CKE Restaurants Inc., 11.37%, 7/15/18	3,916
4,600,000	ClubCorp Club Operations Inc., 10.00%, 12/1/18	4,600
1,145,000	Constellation Brands Inc., 7.25%, 5/15/17	1,259
3,130,000	Constellation Brands Inc., 7.25%, 9/1/16	3,466
3,700,000	DineEquity Inc., 9.50%, 10/30/18	4,084
3,435,000	Easton-Bell Sports Inc., 9.75%, 12/1/16	3,809
4,110,000	Elizabeth Arden Inc., 7.37%, 3/15/21	4,295
3,050,000	Equinox Holdings Inc. 144A, 9.50%, 2/1/16 (b)	3,248
2,710,000	Gap Inc., 5.95%, 4/12/21	2,679
2,790,000	Hanesbrands Inc., 8.00%, 12/15/16	3,079
4,500,000	Hertz Corp. 144A, 6.75%, 4/15/19 (b)	4,522
5,505,000	Host Hotels & Resorts Inc. 144A, 5.87%, 6/15/19 (b)	5,594
1,985,000	Jarden Corp., 7.50%, 5/1/17	2,087
2,800,000	Jarden Corp., 8.00%, 5/1/16	3,052
4,920,000	KB Home, 6.25%, 6/15/15	4,662
2,850,000	Landry’s Restaurant Inc., 11.625%, 12/1/15	3,128
3,440,000	Lennar Corp., 5.60%, 5/31/15	3,423
4,150,000	Levi Strauss & Co., 7.62%, 5/15/20 (c)	4,197
635,000	Levi Strauss & Co., 8.875%, 4/1/16 (c)	667
2,500,000	Ltd. Brands Inc., 6.62%, 4/1/21	2,600
3,500,000	Ltd. Brands Inc., 6.90%, 7/15/17	3,797
3,775,000	MGM Resorts International, 6.75%, 4/1/13 (c)	3,832
5,300,000	MPT Operating Partnership LP144A, 6.87%, 5/1/21 (b)	5,220
5,000,000	NBTY Inc., 9.00%, 10/1/18	5,369
2,105,000	NPC International, Inc., 9.50%, 5/1/14	2,158
855,000	Penn National Gaming Inc., 8.75%, 8/15/19	947
3,540,000	Pinnacle Entertainment Inc., 7.50%, 6/15/15	3,664
4,500,000	PVH Corp., 7.37%, 5/15/20	4,871
3,000,000	QVC Inc. 144A, 7.50%, 10/1/19 (b)	3,322
4,750,000	RadioShack Corp. 144A, 6.75%, 5/15/19 (b)	4,643
3,100,000	Revlon Consumer Products Corp., 9.75%, 11/15/15	3,387
3,300,000	Rite Aid Corp., 10.375%, 7/15/16 (c)	3,564
2,645,000	Sally Holdings LLC, 9.25%, 11/15/14	2,771
3,080,000	Sealy Mattress Co., 8.25%, 6/15/14 (c)	3,111
4,575,000	Sears Holding Corp. 144A, 6.62%, 10/15/18 (b)	4,198
2,000,000	Sonic Automotive Inc., 9.00%, 3/15/18	2,120
4,285,000	Susser Holdings LLC, 8.50%, 5/15/16	4,596
2,860,000	Toys R Us Property Co. LLC, 8.50%, 12/1/17	3,075
3,150,000	WMG Acquisition Corp., 9.50%, 6/15/16	3,359
4,300,000	Wynn Las Vegas LLC Corp, 7.87%, 5/1/20 (c)	4,752

		178,268

Principal		Value
or Shares	Security Description	(000)

Consumer Non-Cyclical (8%)
7,855,000	Alliance One International Inc., 10.00%, 7/15/16 (c)	7,580
5,240,000	American Achievement Corp. 144A, 10.87%, 4/15/16 (b)	4,664
8,610,000	ARAMARK Corp., 8.50%, 2/1/15	8,997
3,290,000	B&G Foods Inc., 7.62%, 1/15/18	3,537
3,100,000	C&S Group Enterprises LLC 144A, 8.37%, 5/1/17 (b) (c)	3,239
3,270,000	CEDC Finance Corp. International Inc. 144A, 9.125%, 12/1/16 (b) (c)	2,878
4,365,000	Central Garden & Pet Co., 8.25%, 3/1/18	4,518
2,000,000	Corrections Corp. of America, 7.75%, 6/1/17	2,182
4,815,000	Dean Foods Co., 7.00%, 6/1/16 (c)	4,791
4,600,000	DynCorp International Inc., 10.37%, 7/1/17	4,646
2,760,000	Ingles Markets Inc., 8.875%, 5/15/17	2,981
2,180,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (b) (c)	2,251
3,280,000	JBS SA 144A, 10.50%, 8/4/16 (b) (c)	3,682
4,400,000	Michael Foods Inc. 144A, 9.75%, 7/15/18 (b)	4,774
3,000,000	Minerva Overseas Ltd. 144A, 10.87%, 11/15/19 (b)	3,345
1,295,000	New Albertson’s Inc., 8.00%, 5/1/31	1,123
3,155,000	Pinnacle Foods Finance LLC, 10.625%, 4/1/17 (c)	3,407
4,500,000	Reynolds Group Issuer Inc. 144A, 9.00%, 4/15/19 (b)	4,500
4,300,000	Stater Bros. Holdings Inc. 144A, 7.37%, 11/15/18 (b) (c)	4,488
4,115,000	SUPERVALU Inc., 7.50%, 11/15/14	4,213
1,980,000	SUPERVALU Inc., 8.00%, 5/1/16 (c)	2,064

		83,860

Energy (11%)
2,500,000	AmeriGas Partners LP/AmeriGas Finance Corp., 6.50%, 5/20/21	2,566
4,000,000	BreitBurn Energy Partners LP, 8.62%, 10/15/20	4,300
325,000	Chesapeake Energy Corp., 6.50%, 8/15/17	355
2,500,000	Cimarex Energy Co.,7.125%, 5/1/17	2,644
3,915,000	Consol Energy Inc., 8.00%, 4/1/17	4,336
4,750,000	Copano Energy LLC/Copano Energy Finance Corp., 7.12%, 4/1/21	4,881
3,000,000	Denbury Resources Inc., 9.75%, 3/1/16	3,367
1,920,000	El Paso Corp., 6.50%, 9/15/20	2,145
1,185,000	El Paso Corp., 7.75%, 1/15/32	1,413
1,360,000	Encore Acquisition Co., 9.50%, 5/1/16	1,527
4,300,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., 10.00%, 12/1/20	4,559
4,950,000	Energy Transfer Equity LP, 7.50%, 10/15/20	5,321
4,855,000	EXCO Resources Inc., 7.50%, 9/15/18	4,843
3,030,000	Forest Oil Corp., 7.25%, 6/15/19	3,166
5,000,000	Inergy Finance LP, 7.00%, 10/1/18	5,125
3,000,000	Linn Energy LLC 144A, 7.75%, 2/1/21 (b)	3,210
2,000,000	Linn Energy LLC, 8.62%, 4/15/20	2,225
2,450,000	Newfield Exploration Co., 6.625%, 4/15/16	2,539
1,000,000	Newfield Exploration Co., 6.875%, 2/1/20	1,082
3,800,000	Niska Gas Storage, 8.87%, 3/15/18	4,071
4,000,000	OGX Petroleo e Gas Participacoes SA 144A, 8.50%, 6/1/18 (b)	4,236
3,310,000	Petrohawk Energy Corp. 10.50%, 8/1/14	3,782
2,400,000	Petrohawk Energy Corp., 7.25%, 8/15/18	2,802
3,000,000	Plains Exploration & Production Co., 6.62%, 5/1/21	3,139
1,000,000	Plains Exploration & Production Co., 7.00%, 3/15/17	1,050
6,300,000	Puget Energy Inc. 144A, 6.00%, 9/1/21 (b)	6,416
4,300,000	Sabine Pass LNG LP, 7.50%, 11/30/16	4,451
3,200,000	SandRidge Energy Inc., 8.75%, 1/15/20	3,528
3,000,000	Targa Resources Partners LP 144A, 6.87%, 2/1/21 (b)	3,008
2,350,000	Targa Resources Partners LP, 8.25%, 7/1/16	2,503
3,528,000	Tesoro Corp., 6.625%, 11/1/15 (c)	3,634
2,250,000	Western Refining Inc. 144A, 11.25%, 6/15/17 (b)	2,576
5,000,000	Whiting Petroleum Corp., 6.50%, 10/1/18	5,175

		109,975

Financial (13%)
4,220,000	Alfa Bank OJSC Via Alfa Bond Issuance PLC 144A, 7.75%, 4/28/21 (b)	4,294
1,810,000	Ally Financial Inc., 7.50%, 12/31/13	1,928
13,500,000	Ally Financial Inc., 7.50%, 9/15/20	14,226

Principal		Value
or Shares	Security Description	(000)

4,000,000	Ally Financial Inc., 8.00%, 3/15/20	4,295
5,675,000	BAC Capital Trust VI, 5.625%, 3/8/35	4,989
20,200,000	CIT Group Inc.144A, 7.00%, 5/4/15 (b)	20,276
3,800,000	Citigroup Capital XXI, 8.30%, 12/21/57	3,914
4,580,000	Ford Motor Credit Co. LLC, 12.00%, 5/15/15	5,755
5,205,000	Ford Motor Credit Co. LLC, 7.00%, 10/1/13	5,610
7,400,000	Ford Motor Credit Co. LLC, 8.12%, 1/15/20	8,807
2,900,000	Halyk Savings Bank of Kazakhstan JSC 144A, 7.25%, 1/28/21 (b) (c)	2,922
3,500,000	Hartford Financial Services Group Inc., 8.125%, 6/15/38	3,754
2,500,000	Health Care REIT Inc., 3.00%, 12/1/29	2,819
4,100,000	Icahn Enterprises LP, 7.75%, 1/15/16 (c)	4,274
4,000,000	ICICI Bank Ltd. 144A, 6.375%, 4/30/22 (b)	3,960
4,500,000	ING Groep NV, 5.775%, 12/29/49	4,095
4,500,000	Interactive Data Corp., 10.25%, 8/1/18	5,017
5,350,000	International Lease Finance Corp., 5.65%, 6/1/14 (c)	5,457
8,500,000	International Lease Finance Corp., 8.25%, 12/15/20 (c)	9,477
1,250,000	International Lease Finance Corp., 8.62%, 9/15/15	1,383
3,500,000	Leucadia National Corp., 7.125%, 3/15/17	3,662
5,250,000	Springleaf Finance Corp., 6.90%, 12/15/17	4,942
5,600,000	UPCB Finance III Ltd. 144A, 6.62%, 7/1/20 (b)	5,642
3,000,000	XL Group PLC, 6.50%, 12/29/49 (c)	2,831

		134,329

Healthcare (8%)
1,225,000	Apria Healthcare Group Inc., 11.25%, 11/1/14	1,262
1,000,000	Apria Healthcare Group Inc., 12.375%, 11/1/14	1,012
4,610,000	Bausch & Lomb Inc., 9.875%, 11/1/15	4,898
2,760,000	Biomet Inc., 10.00%, 10/15/17	3,022
9,095,000	CHS/Community Health Systems Inc., 8.875%, 7/15/15	9,425
4,000,000	Gilead Sciences Inc., 0.62%, 5/1/13	4,855
5,000,000	Hanger Orthopedic Group Inc., 7.12%, 11/15/18	5,150
1,000,000	HCA Inc., 7.25%, 9/15/20	1,060
2,290,000	HCA Inc., 7.50%, 11/6/33	2,078
1,000,000	HCA Inc., 7.87%, 2/15/20	1,087
6,400,000	HCA Inc., 9.25%, 11/15/16	6,860
500,000	Healthsouth Corp., 7.25%, 10/1/18	526
4,350,000	Hypermarcas SA 144A, 6.50%, 4/20/21 (b) (c)	4,407
4,260,000	Mylan Inc. 144A, 7.62%, 7/15/17 (b)	4,697
3,375,000	Omnicare Inc., 6.875%, 12/15/15	3,485
2,325,000	Patheon Inc. 144A, 8.62%, 4/15/17 (b)	2,345
1,412,000	Tenet Healthcare Corp., 10.00%, 5/1/18	1,613
1,000,000	Tenet Healthcare Corp., 8.00%, 8/1/20	1,025
4,725,000	United Surgical Partners International Inc., 8.875%, 5/1/17	4,938
2,915,000	US Oncology Inc. 144A Escrow, 9.125%, 8/15/17 (b)	0
5,000,000	Valeant Pharmaceuticals International 144A, 7.00%, 10/1/20 (b)	4,850
2,500,000	Vanguard Health Holding Co. LLC, 8.00%, 2/1/18	2,575
6,300,000	Warner Chilcott Co. LLC 144A, 7.75%, 9/15/18 (b)	6,395

		77,565

Industrial (14%)
4,110,000	AK Steel Corp., 7.62%, 5/15/20 (c)	4,223
4,000,000	Amsted Industries Inc. 144A, 8.12%, 3/15/18 (b)	4,230
5,200,000	Arch Coal Inc. 144A, 7.00%, 6/15/19 (b)	5,473
7,400,000	Automotores Gildemeister SA 144A, 8.25%, 5/24/21 (b) (c)	7,829
2,210,000	Berry Plastics Corp., 8.25%, 11/15/15	2,354
2,000,000	Bombardier Inc. 144A, 7.75%, 3/15/20 (b)	2,260
4,600,000	Case New Holland Inc. 144A, 7.87%, 12/1/17 (b)	5,232
3,790,000	Cemex SAB de CV 144A, 9.00%, 1/11/18 (b)	3,582
5,000,000	CHC Helicopter SA 144A, 9.25%, 10/15/20 (b)	4,500
6,500,000	CMA CGM SA 144A, 8.50%, 4/15/17 (b) (c)	4,875
5,500,000	Dana Holding Corp., 6.50%, 2/15/19	5,596
4,900,000	Exide Technologies 144A, 8.62%, 2/1/18 (b)	5,022
2,148,000	Goodyear Tire & Rubber Co., 10.50%, 5/15/16	2,430
3,800,000	Kansas City Southern de Mexico SA de CV, 8.00%, 2/1/18	4,228
4,500,000	Lear Corp., 8.12%, 3/15/20	4,950

Principal		Value
or Shares	Security Description	(000)

6,000,000	Lonking Holdings Ltd. 144A, 8.50%, 6/3/16 (b) (c)	6,052
3,455,000	Masco Corp., 6.125%, 10/3/16	3,536
5,540,000	Metinvest BV 144A, 8.75%, 2/14/18 (b)	5,769
5,560,000	Mobile Mini Inc., 7.87%, 12/1/20	5,824
2,500,000	Mohawk Industries Inc., 6.87%, 1/15/16	2,712
3,140,000	Navios Maritime Holdings Inc., 8.875%, 11/1/17	3,203
3,385,000	Navistar International Corp., 8.25%, 11/1/21	3,698
4,950,000	Swift Services Holdings Inc., 10.00%, 11/15/18 (c)	5,352
4,650,000	Texas Industries Inc., 9.25%, 8/15/20	4,598
3,510,000	TransDigm Inc. 144A, 7.75%, 12/15/18 (b)	3,756
3,045,000	Triumph Group Inc., 8.62%, 7/15/18	3,357
4,500,000	United Rentals North America Inc., 9.25%, 12/15/19	5,057
4,080,000	United States Steel Corp., 7.37%, 4/1/20 (c)	4,259
5,800,000	Vedanta Resources PLC 144A, 8.25%, 6/7/21 (b) (c)	6,025
5,990,000	Virgolino de Oliveira Finance Ltd. 144A, 10.50%, 1/28/18 (b)	6,529
2,825,000	Western Express Inc. 144A, 12.50%, 4/15/15 (b) (c)	2,670

		139,181

Material (5%)
3,500,000	Boise Paper Holdings LLC, 8.00%, 4/1/20	3,701
4,500,000	Fibria Overseas Finance Ltd. 144A, 6.75%, 3/3/21 (b)	4,747
3,700,000	FMG Resources (August 2006) Pty Ltd. 144A, 6.87%, 2/1/18 (b)	3,866
3,500,000	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	3,727
4,900,000	Huntsman International LLC, 8.62%, 3/15/21 (c)	5,482
3,942,000	Libbey Glass Inc., 10.00%, 2/15/15	4,297
5,200,000	Lyondell Chemical Co. 144A, 8.00%, 11/1/17 (b)	5,902
1,000,000	Nalco Co. 144A, 6.62%, 1/15/19 (b)	1,127
2,210,000	Nalco Co., 8.25%, 5/15/17	2,497
2,930,000	Nova Chemicals Corp., 8.375%, 11/1/16	3,267
2,000,000	PolyOne Corp., 7.37%, 9/15/20	2,135
3,100,000	Solutia Inc., 7.87%, 3/15/20	3,395
3,250,000	Weyerhaeuser Co., 7.375%, 10/1/19	3,791

		47,934

Technology (4%)
4,970,000	Equinix Inc., 8.12%, 3/1/18	5,492
2,300,000	Fidelity National Information Services Inc., 7.62%, 7/15/17	2,464
2,424,000	First Data Corp. 144A, 12.625%, 1/15/21 (b)	2,582
2,424,000	First Data Corp. 144A, 8.25%, 1/15/21 (b)	2,388
542,000	First Data Corp., 9.875%, 9/24/15	553
4,000,000	Liberty Mutual Group Inc. 144A, 7.80%, 3/15/37 (b)	4,080
6,500,000	SanDisk Corp., 1.50%, 8/15/17	7,036
5,485,000	Seagate Technology HDD Holdings, 6.80%, 10/1/16	5,842
3,500,000	Spirit Aerosystems Inc., 6.75%, 12/15/20	3,588
3,395,000	SunGard Data Systems Inc., 10.25%, 8/15/15	3,531
1,500,000	SunGard Data Systems Inc., 7.37%, 11/15/18	1,530
3,000,000	VeriSign Inc., 3.25%, 8/15/37	3,315

		42,401

Telecommunication (13%)
4,200,000	Avaya Inc. 144A, 7.00%, 4/1/19 (b)	4,084
2,500,000	Cablevision Systems Corp., 7.75%, 4/15/18	2,681
1,655,000	Cablevision Systems Corp., 8.625%, 9/15/17	1,837
3,300,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.50%, 4/30/21	3,308
6,650,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.87%, 4/30/18	7,182
3,735,000	Cincinnati Bell Inc., 8.75%, 3/15/18 (c)	3,595
3,820,000	Clear Channel Worldwide Holdings Inc., 9.25%, 12/15/17	4,192
5,000,000	CommScope Inc. 144A, 8.25%, 1/15/19 (b)	5,225
3,495,000	Crown Castle International Corp., 9.00%, 1/15/15	3,844
3,330,000	CSC Holdings LLC, 7.87%, 2/15/18 (c)	3,671
190,000	CSC Holdings LLC, 8.50%, 6/15/15	206
3,490,000	CSC Holdings LLC, 8.62%, 2/15/19	4,013
2,150,000	Dish DBS Corp. 144A, 6.75%, 6/1/21 (b)	2,231
3,400,000	Entravision Communications Corp., 8.75%, 8/1/17	3,570
2,000,000	Frontier Communications Corp., 8.125%, 10/1/18	2,205
2,100,000	Frontier Communications Corp., 8.25%, 4/15/17	2,315

Principal		Value
or Shares	Security Description	(000)

12,150,000	Intelsat Jackson Holdings 144A, 7.25%, 10/15/20 (b)	12,317
3,875,000	Lamar Media Corp., 7.87%, 4/15/18 (c)	4,137
2,066,000	Level 3 Financing Inc., 9.25%, 11/1/14	2,134
3,000,000	Mediacom LLC, 9.125%, 8/15/19 (c)	3,210
5,000,000	MetroPCS Wireless Inc., 7.87%, 9/1/18	5,344
2,730,000	Nextel Communications Inc., 7.375%, 8/1/15	2,744
2,400,000	Pacnet Ltd. 144A, 9.25%, 11/9/15 (b)	2,412
5,160,000	Qwest Communications International Inc., 7.50%, 2/15/14	5,250
1,000,000	Qwest Communications International Inc., 8.00%, 10/1/15	1,093
4,000,000	SBA Communications Corp., 1.87%, 5/1/13 (c)	4,400
1,230,000	Sprint Capital Corp., 6.875%, 11/15/28	1,175
14,000,000	Sprint Capital Corp., 6.90%, 5/1/19	14,385
3,030,000	Sprint Nextel Corp., 6.00%, 12/1/16	3,045
4,400,000	TW Telecom Holdings Inc., 8.00%, 3/1/18	4,741
3,000,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.125%, 4/30/18 (d)	3,401
1,370,000	Windstream Corp., 7.00%, 3/15/19	1,401
1,000,000	Windstream Corp., 7.875%, 11/1/17	1,074
3,600,000	XM Satellite Radio Inc. 144A, 7.62%, 11/1/18 (b)	3,834

		130,256

Utility (3%)
2,490,000	AES Corp. 144A, 7.37%, 7/1/21 (b)	2,580
4,775,000	AES Corp., 8.00%, 10/15/17	5,181
1,170,000	AES Corp., 8.00%, 6/1/20	1,269
3,700,000	Calpine Corp. 144A, 7.25%, 10/15/17 (b)	3,811
1,800,000	Calpine Corp. 144A, 7.87%, 7/31/20 (b)	1,908
7,445,000	Edison Mission Energy, 7.00%, 5/15/17	5,695
1,430,000	Edison Mission Energy, 7.625%, 5/15/27	994
3,700,000	GenOn Energy Inc., 9.87%, 10/15/20 (c)	3,922
2,025,000	Intergen NV 144A, 9.00%, 6/30/17 (b)	2,146
4,000,000	NRG Energy Inc. 144A, 7.62%, 5/15/19 (b)	4,010
3,170,000	NRG Energy Inc., 8.50%, 6/15/19	3,313

		34,829

Total Corporate Bonds (Cost-$943,051)		994,136

Investment Company (Cost-$8,150) (1%)
8,150,352	Payden Cash Reserves Money Market Fund *	8,150

Total (Cost-$951,201) (a) (98%)		1,002,286
Other Assets, net of Liabilities (2%)		21,782

Net Assets (100%)		$1,024,068

*	Affiliated investment
All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.
(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$57,241
Unrealized depreciation	(6,156)

Net unrealized appreciation	$51,085

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	All or a portion of these securities are on loan. At July 31, 2011, the total market value of the Fund’s securities on loan is $107,249 and the total market value of the collateral held by the Fund is $111,471. Amounts in 000s.

(d)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Payden Tax Exempt Bond Fund
Schedule of Investments — July 31, 2011

Principal		Value
or Shares	Security Description	(000)

Bonds (97%)
General Obligation (22%)
250,000	California State, 5.00%, 11/1/20	$273
450,000	California State, 5.00%, 12/1/15	516
200,000	California State, 5.00%, 4/1/20	220
385,000	Commonwealth of Massachusetts, 5.50%, 12/1/16	466
200,000	County of Harris TX, 5.00%, 8/15/15	232
5,000	County of Prince George’s MD, 5.50%, 5/15/13 (b) FSA	5
300,000	Minnesota State, 5.00%, 8/1/15	349
210,000	North Carolina State, 5.00%, 5/1/20	251
200,000	Texas State, 4.00%, 8/1/20	222
140,000	Washington State, 5.00%, 8/1/22	160
350,000	Wisconsin State, 5.00%, 5/1/19 (b) AMBAC	414

		3,108

Revenue (72%)
Airport/Port (6%)
330,000	Los Angeles, CA Harbor Department, 5.00%, 8/1/19	378
400,000	Metropolitan Washington Airports Authority, 5.375%, 10/1/14 (b) FSA	418

		796

Electric & Gas (8%)
300,000	City of Mesa AZ, 5.25%, 7/1/17 (b) FGIC	350
300,000	Intermountain Power Agency UT, 5.00%, 7/1/17 (b) AMBAC	346
125,000	Nebraska Public Power District, 5.00%, 1/1/20	140
250,000	Salt River Project, AZ Agriculture Improvement & Power District, 4.00%, 1/1/15	275

		1,111

Healthcare (6%)
150,000	Allegheny County PA, Hospital Development Authority, 5.00%, 6/15/12	156
125,000	City of Rochester MN, 4.00%, 11/15/38	135
400,000	Multnomah County, OR Hospital Facilities Authority, 5.25%, 10/1/13	437
125,000	New York State Dormitory Authority, 5.00%, 2/15/21	144

		872

Income Tax (2%)
200,000	New York State Dormitory Authority, 5.00%, 3/15/20	230
Industrial Development/Pollution Control (10%)
470,000	Burke County, GA Development Authority, 2.30%, 10/1/32	480
125,000	California Infrastructure & Economic Development Bank, 5.00%, 6/1/21	145
200,000	County of Oconee SC, 3.60%, 2/1/17	211
415,000	Golden State Tobacco Securitization Corp., 5.00%, 6/1/17	415
110,000	Indiana Development Finance Authority, 5.75%, 10/1/11	110

		1,361

Lease (9%)
200,000	California State Public Works Board, 5.25%, 6/1/13	213
250,000	Kentucky Asset Liability Commission, 5.25%, 9/1/18	297
200,000	Kentucky State Property & Building Commission, 4.00%, 11/1/19	213
300,000	Laurens County, SC School District, 5.25%, 12/1/22	312
200,000	Oregon State Department of Administrative Services, 5.00%, 11/1/15	230

		1,265

Miscellaneous (6%)
315,000	Harris County, TX Cultural Education Facilities Finance Corp., 4.00%, 11/15/21	328
300,000	New Mexico Educational Assistance Foundation, 4.00%, 9/1/17	320

Principal		Value
or Shares	Security Description	(000)

190,000	New York State Urban Development Corp., 5.25%, 1/1/21	213

		861

Pre-Refunded (4%)
10,000	California State Department of Water Resources, 5.00%, 12/1/16 (b) MBIA	11
100,000	Connecticut State, 5.125%, 11/15/13	101
5,000	Georgia State, 5.00%, 3/1/13	5
250,000	Maryland State, 5.00%, 2/15/18	287
205,000	Virginia State Resources Authority, 5.00%, 11/1/11	207

		611

Resource Recovery (1%)
200,000	South Bayside Waste Management Authority, CA, 5.25%, 9/1/24	202
Sales Tax (3%)
110,000	Arizona Transportation Board, 5.00%, 7/1/25	122
250,000	New York City Transitional Finance Authority, 5.00%, 11/1/15	290

		412

Tax Allocation (1%)
100,000	San Jose, CA Redevelopment Agency, 5.00%, 8/1/24	88
Transportation (8%)
510,000	Maryland State Transportation Authority, 5.00%, 7/1/17	603
150,000	New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/23	159
200,000	New York State Thruway Authority, 5.00%, 3/15/17	234
100,000	Texas State Transportation Commission, 5.00%, 4/1/18	116

		1,112

Water & Sewer (8%)
190,000	California State Department of Water Resources, 5.00%, 12/1/16 (b) MBIA	214
400,000	Texas Water Development Board, 4.00%, 7/15/18	451
400,000	Turlock, CA Irrigation District, 3.00%, 1/1/16	422

		1,087

Total Revenue		10,008

U.S. Treasury (3%)
350,000	U.S. Treasury Bill, 0.17%, 5/3/12 (c)	350

Total Bonds (Cost-$12,973)		13,466

Investment Company (Cost-$338) (2%)
337,820	Dreyfus Tax Exempt Cash Management Fund	338

Total (Cost-$13,311) (a) (99%)		13,804
Other Assets, net of Liabilities (1%)		86

Net Assets (100%)		$13,890

All of the securities are held by the custodian in a segregated account.
(a)	Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation	$511
Unrealized depreciation	(18)

Net unrealized appreciation	$493

(b)	Payment of principal and/or interest is insured against default by a monoline insurer.
AMBAC — American Municipal Bond Assurance Co.
FGIC — Financial Guaranty Insurance Co.
FSA — Financial Security Assurance
MBIA — Municipal Bond Insurance Association
(c)	Yield to maturity at time of purchase.

Payden California Municipal Income Fund
Schedule of Investments — July 31, 2011

Principal		Value
or Shares	Security Description	(000)

Bonds (99%)
General Obligation (26%)
480,000	California State, 5.00%, 11/1/22	$531
500,000	California State, 5.00%, 12/1/15	574
935,000	California State, 5.00%, 3/1/16	1,071
1,000,000	California State, 5.00%, 3/1/17 (b) MBIA	1,128
330,000	California State, 5.00%, 6/1/14	365
500,000	California State, 5.00%, 7/1/18	587
470,000	California State, 5.00%, 7/1/19	549
500,000	California State, 5.00%, 8/1/20	542
500,000	California State, 5.00%, 9/1/17	571
480,000	California State, 5.25%, 10/1/21	544
1,000,000	California State, 5.25%, 2/1/20	1,138
1,300,000	California State, 5.50%, 4/1/19	1,541
320,000	City of Los Angeles CA, 4.00%, 9/1/15	357
250,000	City of Los Angeles CA, 5.25%, 9/1/13 (b) FGIC	273
585,000	Coast Community College District CA, 5.00%, 8/1/23 (b) FSA	618
450,000	Los Angeles, CA Unified School District, 5.00%, 7/1/21	509
450,000	San Carlos CA, Elementary School District, 0.00%, 10/1/18 (b) MBIA	328

		11,226

Revenue (69%)
Airport/Port (9%)
500,000	City of Long Beach CA, 5.00%, 5/15/17	557
300,000	City of Long Beach CA, 5.00%, 5/15/19	347
210,000	Los Angeles, CA Department of Airports, 4.00%, 5/15/18	229
300,000	Los Angeles, CA Department of Airports, 5.00%, 5/15/18	346
745,000	Los Angeles, CA Harbor Department, 5.00%, 8/1/19	855
750,000	San Francisco, CA City & County Airports Commission, 5.00%, 5/1/17	842
340,000	San Francisco, CA City & County Airports Commission, 5.00%, 5/1/21	373
365,000	San Francisco, CA City & County Airports Commission, 5.25%, 5/1/18	413

		3,962

Electric & Gas (7%)
430,000	California Infrastructure & Economic Development Bank, 5.00%, 2/1/13	456
550,000	California State Department of Water Resources, 5.00%, 5/1/16	639
450,000	California State Department of Water Resources, 5.00%, 5/1/21	507
500,000	Los Angeles, CA Department of Water & Power, 5.25%, 7/1/23	559
665,000	Southern CA, Public Power Authority, 5.00%, 7/1/18	767

		2,928

Healthcare (4%)
340,000	California Health Facilities Financing Authority, 5.00%, 10/1/18	387
700,000	City of Newport Beach CA, 5.00%, 12/1/38	743
410,000	City of Torrance CA, 5.00%, 9/1/22	428

		1,558

Industrial Development/Pollution Control (4%)
550,000	California Infrastructure & Economic Development Bank, 5.00%, 2/1/19	584
410,000	California Infrastructure & Economic Development Bank, 5.00%, 6/1/21	477
450,000	Golden State Tobacco Securitization Corp., 5.00%, 6/1/17	450
230,000	Indiana Development Finance Authority, 5.75%, 10/1/11	231

		1,742

Lease (10%)
1,585,000	California State Public Works Board, 5.00%, 3/1/21	1,782
300,000	California State Public Works Board, 5.25%, 6/1/13	319
1,000,000	California State Public Works Board, 5.50%, 6/1/15	1,101
630,000	County of Orange CA, 5.00%, 6/1/14 (b) MBIA	699
500,000	County of San Diego CA, 5.00%, 10/1/24	530

		4,431

Pre-Refunded (2%)
200,000	California Educational Facilities Authority, 5.70%, 10/1/11 (b) MBIA	202
130,000	California Infrastructure & Economic Development Bank, 5.00%, 7/1/23	157
500,000	Newport Mesa, CA Unified School District, 5.00%, 8/1/15 (b) MBIA	505

		864

Principal		Value
or Shares	Security Description	(000)

Resource Recovery (1%)
500,000	South Bayside Waste Management Authority, CA, 5.25%, 9/1/24	506
Sales Tax (4%)
825,000	Los Angeles County, CA Metropolitan Transportation Authority, 5.00%, 7/1/16	969
400,000	Los Angeles County, CA Metropolitan Transportation Authority, 5.00%, 7/1/19	428
100,000	Riverside County, CA, 0.05%, 6/1/29	100

		1,497

Tax Allocation (2%)
195,000	Contra Costa County, CA Public Financing Authority, 5.125%, 8/1/11	195
95,000	San Dimas, CA Redevelopment Agency, 6.75%, 9/1/16 (b) FSA	95
400,000	San Jose, CA Redevelopment Agency, 5.00%, 8/1/22	385
200,000	San Jose, CA Redevelopment Agency, 5.00%, 8/1/24	177

		852

Transportation (5%)
1,000,000	Bay Area Governments Association CA, 5.00%, 8/1/17	1,022
1,000,000	Puerto Rico Highway & Transportation Authority, 5.50%, 7/1/15 (b) FSA	1,121

		2,143

University (3%)
705,000	University of California, 5.00%, 5/15/18	815
300,000	University of California, 5.00%, 5/15/20	344
150,000	University of California, 5.00%, 5/15/40	150

		1,309

Water & Sewer (18%)
200,000	Brentwood CA, Infrastructure Financing Authority, 5.50%, 7/1/20	229
745,000	Central Marin Sanitation Agency, CA, 5.00%, 9/1/18 (b) MBIA	827
325,000	Contra Costa, CA Water District, 5.00%, 10/1/18	387
710,000	Irvine Ranch, CA Water District, 5.00%, 3/1/32	744
225,000	Los Angeles County, CA Sanitation District, 5.00%, 10/1/13 (b) FSA	247
300,000	Los Angeles, CA Water & Power, 0.03%, 7/1/35	300
500,000	Metropolitan Water District of Southern CA, 5.00%, 7/1/17	596
735,000	Metropolitan Water District Southern CA, 5.00%, 7/1/20	868
595,000	Sacramento County, CA Sanitation Districts Financing Authority, 3.00%, 12/1/15	634
550,000	San Diego County, CA Water Authority, 5.00%, 5/1/21 (b) FSA	602
475,000	San Francisco, CA City & County Public Utilities Commission, 5.00%, 11/1/16	561
500,000	San Francisco, CA City & County Public Utilities Commission, 5.00%, 11/1/20	590
500,000	Santa Clara Valley Water District CA, 5.00%, 6/1/15 (b) FSA	572
500,000	Turlock, CA Irrigation District, 3.00%, 1/1/16	527

		7,684

Total Revenue		29,476

U.S. Treasury (4%)
450,000	U.S. Treasury Bill, 0.16%, 5/3/12 (c)	449
1,100,000	U.S. Treasury Bill, 0.16%, 5/31/12 (c)	1,098

		1,547

Total Bonds (Cost-$40,993)		42,249

Investment Company (Cost-$330) (1%)
330,473	Dreyfus General CA Municipal Money Market Fund	330

Total (Cost-$41,323) (a) (100%)		42,579
Other Assets, net of Liabilities (0%)		12

Net Assets (100%)		$42,591

All of the securities are held by the custodian in a segregated account.
(a)	Unrealized appreciation (depreciation) of securities is as follows :

Unrealized appreciation	$1,412
Unrealized depreciation	(156)

Net unrealized appreciation	$1,256

(b)	Payment of principal and/or interest is insured against default by a monoline insurer.
FGIC — Financial Guaranty Insurance Co.
FSA — Financial Security Assurance
MBIA — Municipal Bond Insurance Association
(c)	Yield to maturity at time of purchase.

Payden Global Short Bond Fund
Schedule of Investments — July 31, 2011

Principal		Value
or Shares	Security Description	(000)

Bonds (100%)
Australia (GBP) (1%)
600,000	National Australia Bank Ltd., 5.375%, 12/8/14	$1,082	1.32%
Australia (USD) (1%)
730,000	Commonwealth Bank of Australia 144A, 2.12%, 3/17/14 (b)	741
210,000	Woodside Finance Ltd. 144A, 4.50%, 11/10/14 (b)	227
70,000	Woolworths Ltd. 144A, 2.55%, 9/22/15 (b)	71

		1,039	1.27%

Bermuda (USD) (0%)
130,000	Noble Group Ltd. 144A, 8.50%, 5/30/13 (b)	144	0.18%
Brazil (BRL) (1%)
680,000	Anheuser-Busch InBev Worldwide Inc., 9.75%, 11/17/15	467
1,000,000	Cia de Eletricidade do Estado da Bahia 144A, 11.75%, 4/27/16 (b)	701

		1,168	1.43%

Brazil (USD) (3%)
1,000,000	Banco Bradesco SA 144A, 2.36%, 5/16/14 (b)	1,012
340,000	Banco do Brasil 144A, 4.50%, 1/22/15 (b) (d)	359
350,000	Banco do Nordeste do Brasil SA 144A, 3.62%, 11/9/15 (b)	351
230,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (b)	237
140,000	Vale Overseas Ltd., 6.25%, 1/23/17	161

		2,120	2.59%

Canada (USD) (2%)
280,000	Barrick Gold Corp. 144A, 1.75%, 5/30/14 (b)	283
650,000	Caisse Centrale Desjardins du Quebec 144A, 1.70%, 9/16/13 (b)	654
120,000	Rogers Communications Inc., 6.375%, 3/1/14	136
115,000	Teck Resources Ltd., 3.85%, 8/15/17	121
200,000	Toronto-Dominion Bank, 2.50%, 7/14/16 Sr. Notes	204
140,000	TransCanada PipeLines Ltd., 3.40%, 6/1/15	149

		1,547	1.89%

Cayman Islands (EUR) (1%)
300,000	Thames Water Utilities Cayman Finance Ltd., 6.125%, 2/4/13	454	0.56%
Cayman Islands (USD) (2%)
700,000	China Resources Land Ltd. 144A, 4.62%, 5/19/16 (b)	704
250,000	IPIC GMTN Ltd. 144A, 3.12%, 11/15/15 (b)	253
480,000	Seagate Technology HDD Holdings, 6.80%, 10/1/16	511

		1,468	1.80%

Chile (USD) (1%)
330,000	Republic of Chile, 5.50%, 1/15/13	351	0.43%
Colombia (USD) (1%)
300,000	BanColombia SA 144A, 4.25%, 1/12/16 (b)	305
680,000	Republic of Colombia, 10.00%, 1/23/12	709

		1,014	1.24%

Denmark (USD) (1%)
790,000	Danske Bank AS 144A, 1.29%, 4/14/14 (b) (d)	791	0.97%
France (EUR) (1%)
280,000	Banque PSA Finance, 3.50%, 1/17/14	404
400,000	RCI Banque SA, 2.46%, 4/7/15	570

		974	1.19%

France (USD) (3%)
790,000	Banque PSA Finance 144A, 2.14%, 4/4/14 (b)	793
500,000	RCI Banque SA 144A, 2.11%, 4/11/14 (b)	499
600,000	Societe Generale 144A, 1.57%, 12/13/13 (b)	604
150,000	Veolia Environnement, 5.25%, 6/3/13	161

		2,057	2.52%

India (USD) (0%)
180,000	ICICI Bank Ltd. 144A, 5.50%, 3/25/15 (b) (d)	190	0.23%
Indonesia (USD) (1%)
500,000	Republic of Indonesia, 10.375%, 5/4/14 (e)	614	0.75%
Ireland (EUR) (0%)
102,684	Cars Alliance Funding PLC, 1.68%, 10/8/23	147	0.18%

Principal		Value
or Shares	Security Description	(000)

Korea, Republic Of (USD) (2%)
520,000	Korea Finance Corp., 3.25%, 9/20/16	520
350,000	Korea National Oil Corp. 144A, 2.87%, 11/9/15 (b)	351
420,000	Shinhan Bank 144A, 4.37%, 9/15/15 (b)	443

		1,314	1.61%

Mexico (MXN) (1%)
9,000,000	Mexican Fixed Rate Bonds, 8.00%, 12/19/13	817	1.00%
Mexico (USD) (1%)
100,000	America Movil SAB de CV, 3.62%, 3/30/15	107
150,000	Cemex SAB de CV 144A, 3.25%, 3/15/16 (b)	129
550,000	Petroleos Mexicanos, 4.875%, 3/15/15	599

		835	1.02%

Netherlands (EUR) (1%)
635,590	Globaldrive BV 144A, 2.21%, 4/20/19 (b)	913	1.12%
Netherlands (GBP) (1%)
500,000	Bank Nederlandse Gemeenten, 2.62%, 12/10/13	847	1.04%
Netherlands (USD) (2%)
760,000	ING Bank NV 144A, 1.29%, 3/15/13 (b)	760
640,000	Teva Pharmaceutical Finance III BV, 1.70%, 3/21/14	649
290,000	Volkswagen International Finance NV 144A, 1.62%, 8/12/13 (b)	293

		1,702	2.08%

Norway (EUR) (0%)
250,000	Statkraft AS, 1.76%, 3/22/13	359	0.44%
Norway (USD) (0%)
100,000	SpareBank 1 Boligkreditt AS 144A, 1.25%, 10/25/13 (b)	100	0.12%
Panama (USD) (1%)
710,000	Republic of Panama, 9.375%, 7/23/12	768	0.94%
Peru (USD) (2%)
780,000	Banco de Credito del Peru 144A, 4.75%, 3/16/16 (b)	797
370,000	Republic of Peru, 9.125%, 2/21/12	388

		1,185	1.45%

Qatar (USD) (2%)
300,000	Commercial Bank of Qatar Finance Ltd. 144A, 5.00%, 11/18/14 (b)	322
250,000	Qtel International Finance Ltd. 144A, 6.50%, 6/10/14 (b)	279
500,000	Ras Laffan Liquefied Natural Gas Co. Ltd. 144A, 4.50%, 9/30/12 (b)	521
140,000	State of Qatar 144A, 4.00%, 1/20/15 (b)	149

		1,271	1.56%

South Africa (USD) (0%)
240,000	Republic of South Africa, 7.375%, 4/25/12	251	0.31%
Spain (USD) (0%)
280,000	Telefonica Emisiones SAU, 2.58%, 4/26/13	280	0.34%
Supranational (NOK) (1%)
5,200,000	Asian Development Bank, 3.37%, 5/20/14	969	1.19%
Supranational (USD) (1%)
800,000	Westfield Capital LLC 144A, 5.12%, 11/15/14 (b)	876	1.07%
Sweden (EUR) (2%)
1,000,000	SBAB Bank AB, 1.93%, 2/1/13	1,440	1.76%
Switzerland (USD) (1%)
590,000	Credit Suisse New York, 1.20%, 1/14/14	591	0.72%
United Kingdom (EUR) (2%)
500,000	BAA Funding Ltd., 3.97%, 2/15/12 (e)	725
300,000	ITV PLC, 10.00%, 6/30/14	485

		1,210	1.48%

United Kingdom (GBP) (3%)
400,000	Coventry Building Society, 2.00%, 4/5/12	661
200,000	Marks & Spencer PLC, 5.87%, 5/29/12	338
600,000	National Grid PLC, 6.12%, 4/15/14	1,083
250,000	Scottish & Southern Energy PLC, 5.75%, 2/5/14	448

		2,530	3.10%

United Kingdom (USD) (7%)
180,000	Anglo American Capital PLC 144A, 2.15%, 9/27/13 (b)	183
510,000	Arkle Master Issuer PLC 144A, 1.41%, 5/17/60 (b)	509
280,000	Barclays Bank PLC, 1.28%, 1/13/14	281
900,000	Fosse Master Issuer PLC 144A, 1.65%, 10/18/54 (b)	902
750,000	Granite Master Issuer PLC, 0.61%, 12/17/54	443

Principal		Value
or Shares	Security Description	(000)

540,000	HSBC Bank PLC 144A, 1.62%, 7/7/14 (b)	541
300,000	HSBC Bank PLC 144A, 1.62%, 8/12/13 (b)	302
610,000	Lloyds TSB Bank PLC, 2.60%, 1/24/14	619
500,000	Penarth Master Issuer PLC 144A, 0.83%, 5/18/15 (b)	500
380,000	Royal Bank of Scotland PLC, 3.25%, 1/11/14	387
850,000	Vedanta Resources PLC 144A, 6.75%, 6/7/16 (b) (d)	868
400,000	Vodafone Group PLC, 4.15%, 6/10/14	432

		5,967	7.30%

United States (EUR) (0%)
50,000	Pfizer Inc., 3.625%, 6/3/13	74	0.09%
United States (GBP) (3%)
300,000	Bank of America Corp., 0.92%, 6/11/12	489
700,000	Hartford Life Institutional Funding, 5.37%, 1/17/12	1,173
470,000	SunTrust Bank, 0.94%, 6/22/12	759

		2,421	2.96%

United States (USD) (48%)
310,000	AES Corp., 7.75%, 3/1/14	337
130,000	Airgas Inc., 2.85%, 10/1/13	134
490,000	Ally Financial Inc., 4.50%, 2/11/14	489
270,000	American Express Credit Corp., 1.09%, 6/24/14	270
195,000	AmeriGas Finance Corp., 6.25%, 8/20/19	196
470,000	AmeriGas Partners LP/Eagle Finance Corp., 7.125%, 5/20/16	489
400,000	Amgen Inc., 2.30%, 6/15/16	406
281,238	Banc of America Mortgage Securities, 2.80%, 10/20/32	272
175,000	Bank of America Corp., 4.90%, 5/1/13	183
200,000	BB&T Corp., 3.375%, 9/25/13	209
500,000	Cadbury Schweppes US Finance LLC 144A, 5.12%, 10/1/13 (b)	542
260,000	Capital One Financial Corp., 2.12%, 7/15/14	261
535,000	Case New Holland Inc., 7.75%, 9/1/13	588
250,000	Charter Communications Operating LLC 144A, 8.00%, 4/30/12 (b)	261
400,000	CIT Group Inc. 144A, 5.25%, 4/1/14 (b)	403
140,000	Citigroup Inc., 1.11%, 2/15/13	140
125,000	Citigroup Inc., 5.30%, 10/17/12	131
100,000	Corn Products International Inc., 3.20%, 11/1/15	104
335,000	Corrections Corp of America, 6.25%, 3/15/13	335
65,000	CSC Holdings LLC, 8.50%, 4/15/14	73
175,000	CSC Holdings LLC, 8.50%, 6/15/15	190
480,000	Daimler Finance North America LLC 144A, 1.95%, 3/28/14 (b)	487
305,000	DIRECTV Holdings LLC, 4.75%, 10/1/14	337
520,000	Dish DBS Corp., 6.375%, 10/1/11	525
210,000	Dow Chemical Co., 2.50%, 2/15/16	212
150,000	Enterprise Products Operating LLC, 3.20%, 2/1/16	155
60,000	Equifax Inc., 4.45%, 12/1/14	65
160,000	ERAC USA Finance LLC 144A, 2.25%, 1/10/14 (b)	163
180,000	ERAC USA Finance LLC. 144A, 2.75%, 7/1/13 (b)	184
987,529	Extended Stay America Trust 144A, 2.95%, 11/5/27 (b)	979
1,171,416	FDIC Structured Sale Guaranteed Notes 144A, 0.90%, 12/4/20 (b)	1,175
777,006	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (b)	806
708,811	FDIC Trust, 2.18%, 5/25/50	709
500,000	First Investors Auto Owner Trust 144A, 3.40%, 3/15/16 (b)	502
1,500,000	FN 468531 ARM, 0.53%, 7/1/16	1,506
480,000	Ford Motor Credit Co. LLC, 7.00%, 10/1/13	517
510,000	Frontier Communications Corp, 6.25%, 1/15/13	533
910,000	G2SF 4.50%, 30YR TBA (c)	965
400,000	General Electric Capital Corp., 1.87%, 9/16/13	405
270,000	General Electric Capital Corp., 3.75%, 11/14/14	287
150,000	General Electric Capital Corp., 5.90%, 5/13/14	168
240,000	Genzyme Corp., 3.62%, 6/15/15	258
450,000	Gilead Sciences Inc. 144A, 1.62%, 5/1/16 (b) (d)	530
173,921	GMAC Mortgage Corp. Loan Trust, 5.00%, 11/25/33	174
780,000	Goldman Sachs Group Inc., 1.26%, 2/7/14	773
1,125,546	GSR Mortgage Loan Trust, 2.78%, 9/25/35	1,064
812,222	Harborview Mortgage Loan Trust, 2.92%, 12/19/35	586
680,000	Hartford Financial Services Group Inc., 4.00%, 3/30/15	707
420,000	HCP Inc., 2.70%, 2/1/14	428

Principal		Value
or Shares	Security Description	(000)

300,000	Host Hotels & Resorts LP, 6.75%, 6/1/16	311
100,000	Hyundai Capital America 144A, 3.75%, 4/6/16 (b)	103
670,000	Hyundai Capital Auto Funding Ltd. 144A, 1.18%, 9/20/16 (b)	666
485,000	Icahn Enterprises LP, 7.75%, 1/15/16 (d)	506
170,000	International Lease Finance Corp. 144A, 6.50%, 9/1/14 (b)	181
260,000	JB Hunt Transport Services Inc., 3.37%, 9/15/15	267
300,000	JPMorgan Chase & Co., 4.75%, 5/1/13	318
170,000	KeyCorp, 3.75%, 8/13/15	179
575,000	Kinder Morgan Kansas Inc., 6.50%, 9/1/12	607
90,000	Kraft Foods Inc., 2.62%, 5/8/13	93
100,000	Kraft Foods Inc., 5.25%, 10/1/13	109
450,000	Levi Strauss & Co., 8.875%, 4/1/16 (d)	472
283,223	MASTR Asset Securitization Trust, 5.00%, 7/25/19	293
175,000	Merrill Lynch & Co. Inc., 6.05%, 8/15/12	183
350,000	Micron Technology Inc. 144A, 1.50%, 8/1/31 (b)	341
460,000	MMAF Equipment Finance LLC 144A, 1.27%, 9/15/15 (b)	461
330,000	Morgan Stanley, 1.23%, 4/29/13	328
250,000	NASDAQ OMX Group Inc., 4.00%, 1/15/15	257
170,000	NBCUniversal Media LLC 144A, 2.10%, 4/1/14 (b)	174
210,000	NBCUniversal Media LLC 144A, 3.65%, 4/30/15 (b)	224
156,791	NCUA Guaranteed Notes, 1.84%, 10/7/20	159
260,000	Newfield Exploration Co., 6.625%, 4/15/16	269
300,000	NextEra Energy Capital Holdings Inc., 2.55%, 11/15/13	307
230,000	Nissan Motor Acceptance Corp. 144A, 3.25%, 1/30/13 (b)	235
50,000	Omnicare Inc., 3.75%, 12/15/25	64
475,000	Omnicare Inc., 6.875%, 12/15/15	490
500,000	Plains Exploration & Production Co., 7.75%, 6/15/15	521
300,000	Prudential Financial Inc., 2.75%, 1/14/13	306
230,000	Quest Diagnostic Inc., 1.09%, 3/24/14	232
510,000	Revlon Consumer Products Corp., 9.75%, 11/15/15	557
170,000	Rockies Express Pipeline LLC 144A, 3.90%, 4/15/15 (b)	176
480,000	SanDisk Corp., 1.50%, 8/15/17	520
60,000	Simon Property Group LP, 4.20%, 2/1/15	65
710,000	Sprint Capital Corp., 8.375%, 3/15/12	740
195,000	SPX Corp., 7.625%, 12/15/14	217
715,000	Steel Dynamics Inc., 7.375%, 11/1/12	759
130,000	Stryker Corp., 3.00%, 1/15/15	137
510,000	Susser Holdings LLC, 8.50%, 5/15/16	547
200,000	Swift Services Holdings Inc., 10.00%, 11/15/18	216
200,000	TD Ameritrade Holding Corp., 4.15%, 12/1/14	213
450,000	Tesoro Corp., 6.625%, 11/1/15	464
1,067,525	Thornburg Mortgage Securities Trust, 1.75%, 3/25/44	958
140,000	Time Warner Inc., 3.15%, 7/15/15	147
227,000	U.S. Treasury Note, 1.37%, 11/15/12 (f)	230
390,000	Union Bank NA, 2.12%, 12/16/13	393
130,000	University of California, 1.98%, 5/15/50	133
400,000	Valeant Pharmaceuticals International 144A, 6.50%, 7/15/16 (b)	394
100,000	Viacom Inc., 4.375%, 9/15/14	109
170,000	Vornado Realty LP, 4.25%, 4/1/15	179
260,000	Wachovia Bank NA, 4.80%, 11/1/14	279
887,553	WaMu Mortgage Pass Through Certificates, 5.93%, 10/25/36	822
160,000	Watson Pharmaceuticals Inc., 5.00%, 8/15/14	175
485,000	Windstream Corp., 8.125%, 8/1/13	530
350,000	WM Wrigley Jr. Co. 144A, 2.45%, 6/28/12 (b)	351
150,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (b)	157

		39,337	48.15%

Total Bonds (Cost-$80,375)		81,217	99.40%

Preferred Stock (Cost-$805) (1%)
7,000	General Motors Co.	323
9,000	Goodyear Tire & Rubber Co.	486

		809	0.99%

Investment Company (Cost-$279) (0%)
278,755	Payden Cash Reserves Money Market Fund *	279	0.34%

Total (Cost-$81,459) (a) (101%)		82,305	100.73%
Liabilities in excess of Other Assets (-1%)		(600)	-0.73%

Net Assets (100%)		$81,705	100.00%	81,705,406.93

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,721
Unrealized depreciation	(875)

Net unrealized appreciation	$846

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Security purchased on a delayed delivery basis.

(d)	All or a portion of these securities are on loan. At July 31, 2011, the total market value of the Fund’s securities on loan is $2,732 and the total market value of the collateral held by the Fund is $2,820. Amounts in 000s.

(e)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(f)	All or a portion of the security is pledged as collateral to cover open futures contract margin requirements.
Open Forward Currency Contracts to USD

			Unrealized
			Appreciation
Delivery			(Depreciation)
Date	Currency (000s)	Counterparty	(000s)

Assets:
8/1/2011	Mexican New Peso (Sell 667)	HSBC Securities	$—
9/21/2011	New Taiwan Dollar (Buy 12,000)	HSBC Securities	—
9/21/2011	Singapore Dollar (Buy 1,002)	Morgan Stanley	3
10/25/2011	Swedish Krona (Buy 7,864)	Royal Bank of Scotland	2

			$5

Liabilities:
8/8/2011	British Pound (Sell 4,235)	HSBC Securities	$(180)
10/25/2011	British Pound (Sell 382)	Morgan Stanley	(5)
10/25/2011	Canadian Dollar (Buy 785)	RBC Capital	(8)
8/8/2011	Euro (Sell 3,947)	Citigroup	(30)
10/25/2011	Euro (Sell 722)	Royal Bank of Scotland	—

			$(223)

Open Futures Contracts

			Current	Unrealized
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

60	U.S. Treasury 5 Year Note Future	Sep-11	$7,287	$(141)

Payden Global Fixed Income Fund
Schedule of Investments — July 31, 2011

Principal		Value
or Shares	Security Description	(000)

Bonds (86%)
Argentina (USD) (0%)
170,000	Republic of Argentina, 7.00%, 10/3/15	$171
Australia (USD) (1%)
360,000	Woodside Finance Ltd. 144A, 4.60%, 5/10/21 (b)	365
Austria (EUR) (1%)
270,000	Republic of Austria 144A, 4.15%, 3/15/37 (b)	411
110,000	Republic of Austria, 3.65%, 4/20/22	164

		575

Bermuda (EUR) (0%)
200,000	Fidelity International Ltd., 6.87%, 2/24/17	312
Brazil (BRL) (2%)
770,000	Anheuser-Busch InBev Worldwide Inc., 9.75%, 11/17/15 (d)	529
1,400,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/12	891

		1,420

Brazil (USD) (4%)
200,000	Banco Bradesco SA 144A, 2.36%, 5/16/14 (b)	202
220,000	Banco do Brasil 144A, 6.00%, 1/22/20 (b) (d)	242
280,000	Centrais Eletricas Brasileiras SA 144A, 6.875%, 7/30/19 (b)	326
400,000	Itau Unibanco Holding SA 144A, 6.20%, 12/21/21 (b)	420
270,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (b)	279
240,000	JBS SA 144A, 10.50%, 8/4/16 (b) (d)	269
200,000	Vale Overseas Ltd., 6.25%, 1/11/16	230
115,000	Vale Overseas Ltd., 6.87%, 11/21/36	133
440,000	Virgolino de Oliveira Finance Ltd. 144A, 10.50%, 1/28/18 (b)	480

		2,581

Canada (CAD) (5%)
230,000	Canadian Government, 3.75%, 6/1/19	262
300,000	Canadian Government, 5.00%, 6/1/37	406
2,800,000	Canadian Treasury Bill, 0.00%, 9/1/11	2,932

		3,600

Canada (EUR) (0%)
125,000	Xstrata Canada Finance Corp., 6.25%, 5/27/15	198
Chile (USD) (2%)
380,000	Automotores Gildemeister SA 144A, 8.25%, 5/24/21 (b)	402
200,000	Banco del Estado de Chile 144A, 4.12%, 10/7/20 (b)	201
530,000	Inversiones CMPC SA 144A, 4.75%, 1/19/18 (b)	546

		1,149

Colombia (COP) (1%)
600,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 (b)	366
Colombia (USD) (1%)
250,000	BanColombia SA, 6.12%, 7/26/20 (d)	261
210,000	Ecopetrol SA, 7.625%, 7/23/19	256
320,000	Republic of Colombia, 7.375%, 3/18/19	407

		924

Denmark (EUR) (0%)
126,000	Carlsberg Breweries A/S, 6.00%, 5/28/14	197
Denmark (GBP) (0%)
150,000	TDC A/S, 5.62%, 2/23/23 (f)	267
France (CAD) (1%)
330,000	Cie de Financement Foncier, 4.55%, 4/28/17	361
France (EUR) (4%)
300,000	AXA SA, 5.25%, 4/16/40	402
120,000	Banque PSA Finance, 3.50%, 1/17/14	173
100,000	BNP Paribas, 7.78%, 6/29/49	149
250,000	Casino Guichard Perrachon SA, 5.50%, 1/30/15	386
1,200,000	French Treasury Note, 2.00%, 9/25/13	1,743

		2,853

Germany (EUR) (3%)
300,000	Bundesrepublik Deutschland, 3.25%, 7/4/21	457
150,000	Bundesrepublik Deutschland, 4.00%, 1/4/37	240
150,000	Bundesrepublik Deutschland, 4.75%, 7/4/34	265
750,000	Bundesschatzanweisungen, 1.00%, 12/14/12	1,075
120,000	RWE AG, 4.62%, 9/28/49	166

		2,203

Ghana (GHC) (0%)
540,000	Citigroup Funding Inc., 13.30%, 10/2/13	359
Ghana (USD) (1%)

Principal		Value
or Shares	Security Description	(000)

700,000	Republic of Ghana, 8.50%, 10/4/17 (f)	796
Hong Kong (EUR) (0%)
130,000	Hutchison Whampoa Finance Ltd., 5.875%, 7/8/13	199
India (USD) (0%)
300,000	Vedanta Resources PLC 144A, 9.50%, 7/18/18 (b)	334
Indonesia (IDR) (1%)
3,000,000,000	JP Morgan Chase Bank NA 144A, 9.50%, 7/17/31 (b)	401
Indonesia (USD) (1%)
130,000	Majapahit Holding BV 144A, 8.00%, 8/7/19 (b)	160
280,000	Republic of Indonesia, 11.625%, 3/4/19 (f)	422

		582

Ireland (EUR) (1%)
350,000	Ardagh Glass Finance PLC, 8.75%, 2/1/20 (f)	495
200,000	Smurfit Kappa Acquisitions, 7.75%, 11/15/19 (f)	295

		790

Italy (EUR) (2%)
300,000	Italy Buoni Poliennali Del Tesoro, 4.00%, 2/1/37	312
600,000	Italy Buoni Poliennali Del Tesoro, 4.50%, 8/1/18	812
300,000	Italy Buoni Poliennali Del Tesoro, 4.50%, 2/1/20	401
70,000	Italy Buoni Poliennali Del Tesoro, 5.25%, 11/1/29	91

		1,616

Japan (JPY) (5%)
100,000,000	Japan Government Ten Year Bond, 1.30%, 12/20/19	1,344
50,000,000	Japan Government Ten Year Bond, 1.40%, 3/20/20	676
80,000,000	Japan Government Twenty Year Bond, 1.90%, 12/20/28	1,058
35,000,000	Japan Government Thirty Year Bond, 2.20%, 9/20/39	471

		3,549

Kazakhstan (USD) (0%)
280,000	KazMunayGas National Co., 9.125%, 7/2/18 (f)	349
Korea, Republic Of (USD) (1%)
240,000	Export-Import Bank of Korea, 5.875%, 1/14/15	268
170,000	Korea National Oil Corp. 144A, 2.87%, 11/9/15 (b)	170

		438

Luxembourg (EUR) (1%)
360,000	ArcelorMittal, 9.375%, 6/3/16	633
270,000	Telecom Italia Finance SA, 6.875%, 1/24/13	406

		1,039

Luxembourg (USD) (1%)
400,000	Russian Agricultural Bank OJSC Via RSHB Capital SA 144A, 6.00%, 6/3/21 (b)	404
Malaysia (USD) (0%)
150,000	Petronas Capital Ltd., 7.875%, 5/22/22 (f)	197
Mexico (GBP) (1%)
270,000	Pemex Project Funding Master Trust, 7.50%, 12/18/13	486
Mexico (MXN) (1%)
6,500,000	Mexican Bonos, 10.00%, 12/5/24	705
Mexico (USD) (1%)
380,000	Grupo Televisa SA, 6.00%, 5/15/18	428
160,000	Petroleos Mexicanos, 6.00%, 3/5/20	179

		607

Netherlands (EUR) (3%)
700,000	Netherlands Government Bond, 4.50%, 7/15/17	1,125
450,000	UPC Holding BV, 8.00%, 11/1/16 (f)	663

		1,788

Panama (USD) (1%)
145,000	Republic of Panama, 8.875%, 9/30/27	211
185,000	Republic of Panama, 9.375%, 4/1/29	280

		491

Peru (EUR) (0%)
173,000	Republic of Peru, 7.50%, 10/14/14 (f)	277
Peru (USD) (1%)
360,000	Banco de Credito del Peru 144A, 4.75%, 3/16/16 (b)	368
Philippines (EUR) (0%)
90,000	Republic of Philippines, 6.25%, 3/15/16	142
Philippines (USD) (0%)
125,000	Republic of Philippines, 6.375%, 10/23/34	145
Poland (PLN) (1%)
1,560,000	Poland Government, 6.25%, 10/24/15	583
Qatar (USD) (2%)
250,000	Commercial Bank of Qatar Finance Ltd. 144A, 5.00%, 11/18/14 (b)	269
240,000	Commercial Bank of Qatar Finance Ltd. 144A, 7.50%, 11/18/19 (b)	279
250,000	Qtel International Finance Ltd. 144A, 6.50%, 6/10/14 (b)	279
230,000	State of Qatar 144A, 4.00%, 1/20/15 (b)	245

		1,072

Principal		Value
or Shares	Security Description	(000)

Russian Federation (GBP) (1%)
290,000	Gazprom OAO Via Gaz Capital SA, 6.58%, 10/31/13	511
Russian Federation (RUB) (1%)
10,000,000	Russian Foreign Bond — Eurobond, 7.85%, 3/10/18 (f)	382
Russian Federation (USD) (1%)
200,000	Lukoil International Finance BV 144A, 7.25%, 11/5/19 (b)	225
200,000	Russian Foreign Bond — Eurobond 144A, 5.00%, 4/29/20 (b)	211
224,900	Russian Foreign Bond — Eurobond, 7.50%, 3/31/30 (f)	269
300,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.125%, 4/30/18 (f)	340

		1,045

South Africa (EUR) (1%)
410,000	Republic of South Africa, 4.50%, 4/5/16	608
South Africa (USD) (1%)
400,000	Eskom Holdings Ltd. 144A, 5.75%, 1/26/21 (b)	425
South Africa (ZAR) (0%)
2,000,000	Republic of South Africa, 10.50%, 12/21/26	349
Switzerland (EUR) (1%)
90,000	Credit Suisse Group Finance US Inc., 3.62%, 9/14/20	124
355,000	UBS AG Jersey, 4.50%, 9/16/19	509

		633

Switzerland (USD) (0%)
125,000	Credit Suisse AG, 5.40%, 1/14/20	129
Ukraine (USD) (1%)
400,000	Metinvest BV 144A, 8.75%, 2/14/18 (b)	417
200,000	Ukraine Government, 7.65%, 6/11/13 (f)	212
200,000	Ukraine Government, 7.75%, 9/23/20 (f)	209

		838

United Kingdom (EUR) (2%)
200,000	BAA Funding Ltd., 4.60%, 9/30/14 (f)	300
270,000	Barclays Bank PLC, 4.00%, 1/12/21 (f)	396
125,000	Experian Finance PLC, 4.75%, 2/4/20	190
220,000	Imperial Tobacco Finance PLC, 8.375%, 2/17/16	379
115,000	Lloyds TSB Bank PLC, 6.50%, 3/24/20	155
150,000	Standard Chartered Bank, 5.875%, 9/26/17	228

		1,648

United Kingdom (GBP) (4%)
110,000	Aviva PLC, 6.12%, 11/14/36	169
75,000	Barclays Bank PLC, 6.75%, 1/16/23	128
121,000	ENW Capital Finance PLC, 6.75%, 6/20/15	221
214,000	HSBC Bank PLC, 5.375%, 11/4/30	339
100,000	InterContinental Hotels Group PLC, 6.00%, 12/9/16	178
90,000	London Power Networks PLC, 5.375%, 11/11/16	163
55,000	Matalan Finance Ltd., 9.62%, 3/31/17 (d) (f)	74
200,000	National Express Group PLC, 6.25%, 1/13/17	356
100,000	Next PLC, 5.37%, 10/26/21	169
100,000	Standard Chartered Bank, 6.00%, 1/25/18	172
200,000	United Kingdom Gilt, 4.25%, 12/7/49	345
260,000	United Kingdom Gilt, 4.25%, 3/7/36	444
100,000	Virgin Media Secured Finance PLC, 5.50%, 1/15/21 (f)	165

		2,923

United Kingdom (USD) (1%)
530,000	Barclays Bank PLC, 5.14%, 10/14/20	507
220,000	Marks & Spencer PLC 144A, 6.25%, 12/1/17 (b)	244
190,000	Royal Bank of Scotland PLC, 3.25%, 1/11/14	193

		944

United States (EUR) (1%)
300,000	Reynolds Group Issuer Inc., 8.50%, 10/15/16 (f)	441
United States (USD) (19%)
330,000	Aetna Inc., 4.12%, 6/1/21	339
260,000	Altria Group Inc., 4.75%, 5/5/21	269
145,000	Anheuser-Busch InBev Worldwide Inc., 7.75%, 1/15/19	189
190,000	AutoZone Inc., 4.00%, 11/15/20	189
100,000	Bank of America Corp., 3.70%, 9/1/15	101
16,306	Bear Stearns Alt-A Trust, 2.83%, 6/25/34	15
210,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	231
265,000	Capital One Financial Corp., 3.15%, 7/15/16	266
195,000	Chubb Corp., 6.37%, 3/29/67	202
140,000	Citigroup Inc., 6.00%, 12/13/13	152
315,000	Citigroup Inc., 6.01%, 1/15/15	351
300,000	Coventry Health Care Inc., 5.45%, 6/15/21	318
340,000	Digital Realty Trust LP, 5.87%, 2/1/20	367
152,000	Dow Chemical Co., 9.40%, 5/15/39	239
248,067	FG G02385 30YR, 6.00%, 11/1/36	274

Principal		Value
or Shares	Security Description	(000)

605,271	FN 725027 30YR, 5.00%, 11/1/33	650
420,000	FNMA 4.50%, 30YR TBA (c)	438
420,000	FNMA 5.50%, 30YR TBA (c)	455
125,000	Freeport-McMoRan Copper & Gold Inc., 8.375%, 4/1/17	137
145,000	General Electric Capital Corp., 5.875%, 1/14/38	150
65,000	General Electric Capital Corp., 6.37%, 11/15/67	67
310,000	Goldman Sachs Group Inc., 6.15%, 4/1/18	342
80,000	Goldman Sachs Group Inc., 6.75%, 10/1/37	80
69,386	Greenpoint Mortgage Funding Trust, 0.46%, 6/25/45	28
365,000	Health Care REIT Inc., 4.95%, 1/15/21	372
31,052	Indymac Index Mortgage Loan Trust, 3.04%, 10/25/34	25
80,000	Merrill Lynch & Co. Inc., 6.11%, 1/29/37	75
130,000	Merrill Lynch & Co. Inc., 6.875%, 4/25/18	146
115,000	MetLife Inc., 10.75%, 8/1/39	164
315,000	Morgan Stanley, 2.87%, 7/28/14 (d)	318
120,000	Morgan Stanley, 5.75%, 1/25/21	127
152,000	Prudential Financial Inc., 7.375%, 6/15/19	185
185,000	Ryder System Inc., 3.50%, 6/1/17	191
235,000	Safeway Inc., 7.25%, 2/1/31	279
150,000	Sempra Energy, 9.80%, 2/15/19	206
110,000	State Street Corp., 4.95%, 3/15/18	120
164,666	Structured Adjustable Rate Mortgage Loan Trust, 2.70%, 10/25/34	131
306,521	Thornburg Mortgage Securities Trust, 0.92%, 9/25/44	282
65,000	Time Warner Cable Inc., 6.75%, 6/15/39	75
1,100,000	U.S. Treasury Note, 0.75%, 6/15/14	1,107
100,000	U.S. Treasury Note, 1.00%, 3/31/12	101
1,200,000	U.S. Treasury Note, 1.75%, 5/31/16 (d)	1,225
130,000	U.S. Treasury Note, 3.12%, 5/15/21	134
250,000	U.S. Treasury Note, 4.375%, 11/15/39	261
600,000	U.S. Treasury Note, 5.25%, 2/15/29 (e)	720
140,000	U.S. Treasury Note, 5.375%, 2/15/31	171
122,000	Verizon Communications Inc., 8.75%, 11/1/18	164
195,000	Vornado Realty LP, 4.25%, 4/1/15	205
80,000	Wachovia Corp., 5.50%, 8/1/35	79
210,000	Wachovia Corp., 5.625%, 10/15/16	233
120,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (b)	125
205,000	Yum! Brands Inc., 6.87%, 11/15/37	243

		13,313

Uruguay (USD) (1%)
200,000	Republic of Uruguay, 6.875%, 9/28/25	247
160,000	Republic of Uruguay, 9.25%, 5/17/17	214

		461

Uruguay (UYU) (1%)
1,503,890	Republic of Uruguay, 4.25%, 4/5/27	87
7,105,273	Republic of Uruguay, 5.00%, 9/14/18	433

		520

Total Bonds (Cost-$57,438)		60,429

Investment Company (Cost-$9,542) (14%)
269,519	Payden Cash Reserves Money Market Fund *	270
1,306,359	Payden High Income Fund *	9,536

		9,806

Total (Cost-$66,980) (a) (100%)		70,235
Liabilities in excess of Other Assets (-0%)		(191)

Net Assets (100%)		$70,044

*	Affiliated investments

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$3,607
Unrealized depreciation	(352)

Net unrealized appreciation	$3,255

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Security purchased on a delayed delivery basis.

(d)	All or a portion of these securities are on loan. At July 31, 2011, the total market value of the Fund’s securities on loan is $2,614 and the total market value of the collateral held by the Fund is $2,684. Amounts in 000s.

(e)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.

(f)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board
Open Forward Currency Contracts to USD

			Unrealized
			Appreciation
Delivery			(Depreciation)
Date	Currency (000s)	Counterparty	(000s)

Assets:
9/22/2011	Australian Dollar (Buy 1,291)	Royal Bank of Scotland/Bank of America	$48
7/28/2011	Brazilian Real (Sell 68)	HSBC Securities	1
9/22/2011	Canadian Dollar (Buy 2,435)	Morgan Stanley	62
9/22/2011	Euro (Buy 2,304)	RBC Capital	44
9/22/2011	Japanese Yen (Buy 99,100)	Barclays	56
9/21/2011	Malaysian Ringgit (Buy 5,404)	Morgan Stanley	43
8/1/2011	Mexican New Peso (Sell 329)	HSBC Securities	—
10/20/2011	Norwegian Krone (Buy 7,587)	Morgan Stanley	30
9/21/2011	Philippine Peso (Buy 29,560)	Credit Suisse	2
8/26/2011	Russian Ruble (Buy 19,850)	HSBC Securities	10
9/21/2011	Singapore Dollar (Buy 1,474)	Morgan Stanley	4
10/19/2011	Swedish Krona (Buy 13,244)	State Street	56
9/22/2011	Swiss Franc (Buy 423)	Royal Bank of Scotland	39

			$395

Liabilities:
8/8/2011	Australian Dollar (Sell 488)	Royal Bank of Scotland	$(16)
10/18/2011	Brazilian Real (Sell 17)	HSBC Securities	—
8/8/2011	British Pound (Sell 2,541)	HSBC Securities	(108)
8/24/2011	British Pound (Sell 1,284)	Morgan Stanley	(33)
9/22/2011	British Pound (Sell 97)	HSBC Securities	(3)
8/8/2011	Canadian Dollar (Sell 4,435)	Royal Bank of Scotland	(59)
9/22/2011	Canadian Dollar (Buy 577)	Morgan Stanley	(2)
8/8/2011	Euro (Sell 13,355)	Bank of America/Citigroup/RBC Capital	(101)
9/22/2011	Euro (Buy 45)	RBC Capital	(1)
10/19/2011	Euro (Sell 3,401)	State Street	(74)
8/2/2011	Indonesian Rupiah (Buy 3,396,441)	JP Morgan Chase	(1)
8/8/2011	Japanese Yen (Sell 373,800)	Barclays	(223)
8/16/2011	Mexican New Peso (Buy 5,370)	Royal Bank of Scotland	(1)
9/21/2011	New Taiwan Dollar (Buy 15,410)	Barclays	(2)
9/12/2011	Polish Zloty (Sell 1,689)	Barclays	(19)
8/8/2011	Swiss Franc (Sell 423)	Royal Bank of Scotland	(34)

			$(677)

Open Futures Contracts

				Unrealized
			Current	Appreciation
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

2	Canadian 10 Year Bond Future	Sep-11	$267	$8
4	Euro Bobl Future	Sep-11	687	1
6	Euro Bund Future	Sep-11	1,124	20
12	Euro-Schatz Future	Sep-11	1,870	12
2	Japan 10 Year Bond Future	Sep-11	3,675	27
2	Long Gilt Future	Sep-11	411	18
5	U.S. Treasury 2 Year Note Future	Sep-11	1,100	1
14	U.S. Treasury 5 Year Note Future	Sep-11	1,700	13
85	U.S. Treasury 10 Year Note Future	Sep-11	10,683	(217)
22	U.S. Treasury 20 Year Note Future	Sep-11	2,818	(78)
10	U.S. Ultra Long Bond Future	Sep-11	1,320	39

				$(156)

Payden Emerging Markets Bond Fund
Schedule of Investments — July 31, 2011

Principal		Value
or Shares	Security Description	(000)

Bonds (96%)
Argentina (USD) (5%)
5,800,000	Provincia de Cordoba, 12.37%, 8/17/17 (d)	$6,119
11,020,000	Republic of Argentina, 2.50%, 12/31/38	4,794
9,640,000	Republic of Argentina, 7.00%, 10/3/15	9,703
3,450,000	Republic of Argentina, 7.00%, 4/17/17	3,295
9,128,737	Republic of Argentina, 8.28%, 12/31/33	8,193
1,500,000	Republic of Argentina, 8.75%, 6/2/17	1,579

		33,683

Brazil (BRL) (5%)
4,800,000	Arcos Dorados Holdings Inc. 144A, 10.25%, 7/13/16 (b)	3,256
21,260,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/12	13,533
10,300,000	Credit Suisse Nassau 144A, 6.00%, 5/19/15 (b)	13,356

		30,145

Brazil (USD) (6%)
2,810,000	Banco do Brasil 144A, 6.00%, 1/22/20 (b) (c)	3,085
2,500,000	Fibria Overseas Finance Ltd. 144A, 6.75%, 3/3/21 (b)	2,637
4,600,000	Gerdau Trade Inc. 144A, 5.75%, 1/30/21 (b)	4,709
4,015,000	Globo Comunicacao e Participacoes SA, 7.25%, 4/26/22 (d)	4,276
3,060,000	Hypermarcas SA 144A, 6.50%, 4/20/21 (b)	3,100
3,050,000	Itau Unibanco Holding SA 144A, 6.20%, 12/21/21 (b)	3,200
960,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (b)	991
1,760,000	JBS SA 144A, 10.50%, 8/4/16 (b) (c)	1,976
3,020,000	Minerva Overseas Ltd. 144A, 10.87%, 11/15/19 (b)	3,367
2,300,000	OGX Petroleo e Gas Participacoes SA 144A, 8.50%, 6/1/18 (b)	2,436
2,550,000	TAM Capital 3 Inc. 144A, 8.37%, 6/3/21 (b)	2,712
3,660,000	Vale Overseas Ltd., 8.25%, 1/17/34	4,759
3,460,000	Virgolino de Oliveira Finance Ltd. 144A, 10.50%, 1/28/18 (b) (c)	3,771

		41,019

Chile (USD) (1%)
4,840,000	Automotores Gildemeister SA 144A, 8.25%, 5/24/21 (b)	5,121
3,130,000	Inversiones CMPC SA 144A, 4.75%, 1/19/18 (b)	3,226

		8,347

China (USD) (1%)
3,400,000	Lonking Holdings Ltd. 144A, 8.50%, 6/3/16 (b)	3,430
Colombia (COP) (0%)
5,092,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 (b)	3,109
Colombia (USD) (3%)
6,120,000	BanColombia SA, 6.12%, 7/26/20 (c)	6,380
5,120,000	Ecopetrol SA, 7.625%, 7/23/19	6,246
5,180,000	Republic of Colombia, 7.375%, 9/18/37	6,695

		19,321

Dominican Republic (USD) (2%)
3,900,000	AES Andres Dominicana / Itabo Dominicana 144A, 9.50%, 11/12/20 (b)	4,179
5,640,000	Dominican Republic International Bond 144A, 7.50%, 5/6/21 (b)	5,964

		10,143

Georgia (USD) (1%)
2,800,000	Georgian Railway LLC, 9.87%, 7/22/15	3,143
3,250,000	Republic of Georgia 144A, 6.87%, 4/12/21 (b) (c)	3,364

		6,507

Ghana (GHC) (2%)
5,400,000	Citigroup Funding Inc. 144A, 19.00%, 1/16/13 (b)	3,847
7,500,000	Citigroup Funding Inc. 144A, 19.00%, 1/16/13 (b)	5,343
3,300,000	Ghana Government Bond 144A, 14.47%, 12/19/11 (b)	2,193

		11,383

Ghana (USD) (2%)
10,760,000	Republic of Ghana, 8.50%, 10/4/17 (d)	12,240
Hong Kong (USD) (0%)
3,140,000	Pacnet Ltd. 144A, 9.25%, 11/9/15 (b)	3,156
India (USD) (1%)
4,710,000	ICICI Bank Ltd. 144A, 6.375%, 4/30/22 (b)	4,663
4,060,000	Vedanta Resources PLC 144A, 9.50%, 7/18/18 (b) (c)	4,522

		9,185

Indonesia (IDR) (2%)
47,700,000,000	JP Morgan Chase Bank NA 144A, 9.50%, 7/17/31 (b)	6,373
49,970,000,000	JPMorgan Chase Bank NA, 10.00%, 7/18/17	6,832

		13,205

Indonesia (USD) (7%)

Principal		Value
or Shares	Security Description	(000)

7,590,000	Majapahit Holding BV 144A, 8.00%, 8/7/19 (b)	9,355
2,610,000	Majapahit Holding BV, 7.87%, 6/29/37 (d) (c)	3,197
5,270,000	Pertamina Persero PT 144A, 5.25%, 5/23/21 (b) (c)	5,474
7,110,000	Republic of Indonesia, 5.87%, 3/13/20 (d) (c)	8,123
12,120,000	Republic of Indonesia, 8.50%, 10/12/35 (d)	16,983

		43,132

Kazakhstan (USD) (5%)
3,100,000	Development Bank of Kazakhstan JSC 144A, 5.50%, 12/20/15 (b) (c)	3,239
2,300,000	Halyk Savings Bank of Kazakhstan JSC 144A, 7.25%, 1/28/21 (b)	2,317
5,620,000	Kazakhstan Temir Zholy Finance BV 144A, 6.37%, 10/6/20 (b)	6,027
7,240,000	KazMunayGas National Co. 144A, 11.75%, 1/23/15 (b)	9,059
10,310,000	KazMunayGas National Co., 9.125%, 7/2/18 (d)	12,849

		33,491

Latvia (USD) (1%)
3,600,000	Republic of Latvia 144A, 5.25%, 6/16/21 (b) (c)	3,560
Lithuania (USD) (2%)
5,700,000	Republic of Lithuania, 6.12%, 3/9/21 (d) (c)	6,079
5,290,000	Republic of Lithuania, 7.37%, 2/11/20 (d)	6,169

		12,248

Malaysia (USD) (1%)
4,825,000	Petronas Capital Ltd., 7.875%, 5/22/22 (d)	6,350
Mexico (MXN) (4%)
70,600,000	Mexican Bonos, 8.00%, 6/11/20	6,633
36,300,000	Mexican Bonos, 10.00%, 11/20/36	3,897
59,350,000	Mexican Bonos, 10.00%, 12/5/24	6,438
64,810,179	Mexican Udibonos, 5.00%, 6/16/16	6,397

		23,365

Mexico (USD) (3%)
2,980,000	Cemex SAB de CV 144A, 9.00%, 1/11/18 (b)	2,816
3,820,000	Grupo Televisa SA, 6.625%, 3/18/25	4,384
6,100,000	Pemex Project Funding Master Trust, 6.625%, 6/15/35	6,678
2,200,000	Sigma Alimentos SA 144A, 5.62%, 4/14/18 (b)	2,277

		16,155

Panama (USD) (1%)
5,100,000	Republic of Panama, 6.70%, 1/26/36	6,158
2,120,000	Republic of Panama, 9.375%, 4/1/29	3,212

		9,370

Peru (USD) (3%)
2,820,000	Banco de Credito del Peru 144A, 5.37%, 9/16/20 (b)	2,799
2,500,000	Corp Pesquera Inca SAC 144A, 9.00%, 2/10/17 (b)	2,628
1,710,000	Corp Pesquera Inca SAC, 9.00%, 2/10/17 (d) (c)	1,798
4,160,000	Republic of Peru, 6.55%, 3/14/37	4,871
3,850,000	Republic of Peru, 7.35%, 7/21/25	4,909
3,390,000	Republic of Peru, 8.75%, 11/21/33	4,873

		21,878

Philippines (USD) (4%)
11,420,000	Republic of Philippines, 6.375%, 10/23/34	13,219
9,507,000	Republic of Philippines, 7.75% 1/14/31	12,359

		25,578

Poland (USD) (0%)
2,600,000	CEDC Finance Corp. International Inc. 144A, 9.125%, 12/1/16 (b) (c)	2,288
Qatar (USD) (1%)
4,170,000	Commercial Bank of Qatar Finance Ltd. 144A, 7.50%, 11/18/19 (b)	4,841
Russian Federation (RUB) (1%)
165,000,000	Russian Foreign Bond — Eurobond 144A, 7.85%, 3/10/18 (b)	6,300
Russian Federation (USD) (11%)
2,360,000	Alfa Bank OJSC Via Alfa Bond Issuance PLC 144A, 7.75%, 4/28/21 (b)	2,401
5,810,000	Gazprom OAO Via Gaz Capital SA, 7.288%, 8/16/37 (d)	6,408
4,370,000	Lukoil International Finance BV 144A, 7.25%, 11/5/19 (b)	4,911
2,720,000	RSHB Capital SA 144A, 9.00%, 6/11/14 (b)	3,121
3,340,000	RSHB Capital SA, 6.299%, 5/15/17 (d)	3,585
7,300,000	Russian Agricultural Bank OJSC Via RSHB Capital SA 144A, 6.00%, 6/3/21 (b)	7,373
8,940,000	Russian Foreign Bond — Eurobond 144A, 5.00%, 4/29/20 (b)	9,432
3,525,000	Russian Foreign Bond — Eurobond, 12.75%, 6/24/28 (d)	6,301
10,501,100	Russian Foreign Bond — Eurobond, 7.50%, 3/31/30 (d)	12,575
4,220,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.125%, 4/30/18 (d) (c)	4,784
6,760,000	Vnesheconombank Via VEB Finance Ltd., 6.90%, 7/9/20 (d)	7,352

		68,243

Senegal (USD) (0%)
2,300,000	Republic of Senegal 144A, 8.75%, 5/13/21 (b)	2,421
Serbia (USD) (1%)
3,150,000	Republic of Serbia, 6.75%, 11/1/24 (d)	3,182
South Africa (USD) (1%)

Principal		Value
or Shares	Security Description	(000)

6,120,000	Eskom Holdings Ltd. 144A, 5.75%, 1/26/21 (b) (c)	6,502
South Africa (ZAR) (1%)
36,600,000	Republic of South Africa, 10.50%, 12/21/26	6,393
Sri Lanka (USD) (3%)
13,910,000	Republic of Sri Lanka 144A, 6.25%, 10/4/20 (b) (c)	14,466
1,810,000	Republic of Sri Lanka 144A, 6.25%, 7/27/21 (b)	1,857

		16,323

Turkey (USD) (1%)
2,690,000	Republic of Turkey, 7.00%, 6/5/20	3,127
2,680,000	Republic of Turkey, 7.375%, 2/5/25	3,196
2,470,000	Republic of Turkey, 8.00%, 2/14/34	3,075

		9,398

Ukraine (USD) (6%)
3,120,000	Metinvest BV 144A, 8.75%, 2/14/18 (b)	3,249
6,190,000	Ukraine Government, 6.58%, 11/21/16 (d)	6,383
6,010,000	Ukraine Government, 6.75%, 11/14/17 (d)	6,181
8,630,000	Ukraine Government, 7.65%, 6/11/13 (d)	9,159
12,110,000	Ukraine Government, 7.75%, 9/23/20 (d) (c)	12,685

		37,657

Uruguay (UYU) (2%)
120,147,140	Republic of Uruguay, 4.25%, 4/5/27	6,973
115,439,394	Republic of Uruguay, 5.00%, 9/14/18	7,033

		14,006

Venezuela (USD) (6%)
13,580,000	Petroleos de Venezuela SA, 4.90%, 10/28/14	10,558
6,700,000	Petroleos de Venezuela SA, 5.37%, 4/12/27	3,511
6,410,000	Republic of Venezuela, 5.75%, 2/26/16 (d) (c)	5,032
9,780,000	Republic of Venezuela, 6.00%, 12/9/20 (d)	6,210
8,120,000	Republic of Venezuela, 7.00%, 3/31/38 (d)	4,791
9,490,000	Republic of Venezuela, 7.65%, 4/21/25	6,169
4,385,000	Republic of Venezuela, 9.25%, 9/15/27	3,300

		39,571

Total Bonds (Cost-$590,413)		617,125

Investment Company (Cost-$15,210) (2%)
15,209,991	Payden Cash Reserves Money Market Fund *	15,210

Total (Cost-$605,623) (a) (98%)		632,335
Other Assets, net of Liabilities (2%)		11,398

Net Assets (100%)		$643,733

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$28,269
Unrealized depreciation	(1,557)

Net unrealized appreciation	$26,712

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	All or a portion of these securities are on loan. At July 31, 2011, the total market value of the Fund’s securities on loan is $55,509 and the total market value of the collateral held by the Fund is $56,935. Amounts in 000s.

(d)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
Open Forward Currency Contracts to USD

			Unrealized
			Appreciation
Delivery			(Depreciation)
Date	Currency (000s)	Counterparty	(000s)

Assets:
7/28/2011	Brazilian Real (Sell 1,038)	HSBC Securities	$8
9/6/2011	Euro (Sell 4,487)	Barclays	52
9/21/2011	Malaysian Ringgit (Buy 57,464)	Morgan Stanley	460
8/1/2011	Mexican New Peso (Sell 10,354)	HSBC Securities	4
8/29/2011	New Taiwan Dollar (Sell 180,470)	Bank of America	41
9/21/2011	Philippine Peso (Buy 536,080)	Credit Suisse	44

			Unrealized
			Appreciation
Delivery			(Depreciation)
Date	Currency (000s)	Counterparty	(000s)

8/26/2011	Russian Ruble (Buy 174,630)	HSBC Securities	90
9/21/2011	Singapore Dollar (Buy 15,271)	Morgan Stanley	46

			$745

Liabilities:
8/15/2011	British Pound (Sell 7,774)	RBC Capital	$(144)
8/29/2011	Chilean Peso (Sell 2,924,600)	Barclays	(176)
10/19/2011	Euro (Sell 8,855)	Royal Bank of Scotland	(226)
7/21/2011	Ghanian Cedi (Sell 713)	Payden	(1)
8/25/2011	Kazakhstani Tenge (Buy 1,821,000)	Barclays	(129)
9/6/2011	Romanian Leu (Buy 18,821)	Barclays	(136)

			$(812)

Open Futures Contracts

				Unrealized
			Current	Appreciation
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

459	U.S. Treasury 5 Year Note Future	Sep-11	$55,743	$1,172
349	U.S. Treasury 10 Year Note Future	Sep-11	43,865	(1,206)
144	U.S. Treasury 20 Year Note Future	Sep-11	18,450	532
38	U.S. Ultra Long Bond	Sep-11	5,014	162

				$660

Open Swap Contracts

	Fund		Notional	Unrealized
	Receives	Expiration	Principal	(Depreciation)
Contract Type	(Pays)	Date	(000s)	(000s)

Liabilities:
South Africa Interest Rate Swap	(6.21)%	Jan-13	ZAR 534,000	$(181)
South Africa Interest Rate Swap	7.47%	Oct-20	ZAR 129,000	(567)

				$(748)

Payden Value Leaders Fund
Schedule of Investments — July 31, 2011

Principal		Value
or Shares	Security Description	(000)

Stock (93%)
Consumer Discretionary (4%)
31,900	CBS Corp.	$807
38,100	Leggett & Platt Inc.	827
32,800	Regal Entertainment Group (b)	420

		2,054

Consumer Staple (7%)
35,100	Altria Group Inc.	923
13,600	Kimberly-Clark Corp.	889
7,400	Philip Morris International Inc.	527
24,500	Reynolds American Inc.	862

		3,201

Energy (13%)
27,400	Enbridge Energy Partners LP	808
10,700	Energy Transfer Equity LP	442
16,300	Energy Transfer Partners LP (b)	765
21,100	Enterprise Products Partners LP (b)	878
12,000	Kinder Morgan Energy Partners	846
13,500	Plains All American Pipeline LP	839
26,200	Targa Resources Partners LP	902
9,100	Williams Partners LP	508

		5,988

Financial (11%)
23,100	Annaly Capital Management Inc.	388
15,900	Ares Capital Corp. (b)	393
15,900	Countrywide Capital V (b)	385
28,800	Goldman Sachs Group Inc. (b)	714
23,900	HCP Inc.	878
18,600	Invesco Mortgage Capital Inc.	364
28,200	JPMorgan Chase Capital XXIX (b)	716
14,600	PNC Capital Trust E	379
59,315	Valley National Bancorp (b)	780

		4,997

Healthcare (8%)
34,500	Bristol-Myers Squibb Co.	989
25,800	Eli Lilly & Co.	988
25,200	Merck & Co. Inc.	860
53,600	Pfizer Inc.	1,031

		3,868

Industrial (3%)
35,400	Pitney Bowes Inc. (c)	763
47,000	RR Donnelley & Sons Co.	884

		1,647

Real Estate Investment Trust (10%)
13,200	Health Care REIT Inc.	697
17,700	Macerich Co.	940
21,300	Mack-Cali Realty Corp.	709
32,200	Public Storage (b)	818
16,116	Ventas Inc.	872
16,000	Vornado Realty Trust (b)	408

		4,444

Technology (4%)
40,100	Intel Corp. (c)	895
60,300	Seagate Technology PLC	838

		1,733

Telecommunication (8%)
36,200	AT&T Inc.	1,059
14,300	CenturyLink Inc.	531

Principal		Value
or Shares	Security Description	(000)

57,300	Frontier Communications Corp.	429
24,300	Verizon Communications Inc.	858
71,100	Windstream Corp.	868

		3,745

Utility (25%)
15,700	Ameren Corp.	452
24,700	American Electric Power Co. Inc.	910
26,200	Atmos Energy Corp.	876
55,900	CenterPoint Energy Inc.	1,095
43,200	CMS Energy Corp.	827
17,700	Consolidated Edison Inc.	931
9,800	Dominion Resources Inc.	475
17,700	DTE Energy Co.	882
48,800	Duke Energy Corp.	908
21,400	FirstEnergy Corp.	956
48,600	NiSource Inc. (b)	978
21,800	Pinnacle West Capital Corp.	923
23,000	Southern Co.	909
16,100	Westar Energy Inc. (b)	416

		11,538

Total Stock (Cost-$43,150)		43,215

Corporate (Cost-$398) (1%)
430,000	Wachovia Capital Trust III, 5.56%, 3/29/49	403
Exchange Traded Fund (Cost-$1,433) (3%)
36,600	iShares S&P U.S. Preferred Stock Index Fund	1,416
Put Option Purchased (Cost-$214) (1%)
81	S&P 500 Index	379
Investment Company (Cost-$5,561) (12%)
5,561,330	Payden Cash Reserves Money Market Fund *	5,561

Total (Cost-$50,756) (a) (110%)		50,974
Liabilities in excess of Other Assets (-10%)		(4,644)

Net Assets (100%)		$46,330

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,476
Unrealized depreciation	(1,258)

Net unrealized appreciation	$218

(b)	All or a portion of these securities are on loan. At July 31, 2011, the total market value of the Fund’s securities on loan is $3,975 and the total market value of the collateral held by the Fund is $4,040. Amounts in 000s.

(c)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.
Open Futures Contracts

			Current	Unrealized
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

144	S&P 500 EMINI Future	Sep-11	$9,276	$(62)
Put Option Written

			Current	Unrealized
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

81	S&P 500 Index	Sep-11	$256	$(131)

Payden U.S. Growth Leaders Fund
Schedule of Investments — July 31, 2011

Principal		Value
or Shares	Security Description	(000)

Common Stock (99%)
Consumer Discretionary (12%)
1,800	Amazon.com Inc. (b)	$401
7,300	DIRECTV (b)	370
8,500	Dollar Tree Inc. (b)	563
7,700	Dunkin’ Brands Group Inc. (b)	223
6,400	McDonald’s Corp.	554
500	Priceline.com Inc. (b)	269
6,300	Yum! Brands Inc.	333

		2,713

Consumer Staple (8%)
17,500	Altria Group Inc.	460
7,000	Coca-Cola Co.	476
2,800	Costco Wholesale Corp.	219
7,400	Philip Morris International Inc.	527

		1,682

Energy (16%)
3,100	Apache Corp.	384
4,100	Cameron International Corp. (b)	229
4,300	ConocoPhillips	310
6,600	Devon Energy Corp.	519
9,100	Exxon Mobil Corp.	726
8,500	Halliburton Co.	465
12,200	Petroleo Brasileiro SA	414
2,400	Schlumberger Ltd.	217
10,000	Tesoro Corp. (b)	243

		3,507

Financial (2%)
7,300	Marsh & McLennan Cos. Inc.	215
4,100	PNC Financial Services Group Inc.	223

		438

Healthcare (9%)
14,600	Conventry Health Care Inc. (b)	467
8,200	Gilead Sciences Inc. (b)	347
16,000	Pfizer Inc.	308
11,400	UnitedHealth Group Inc.	566
4,700	Vertex Pharmaceuticals Inc. (b)	244

		1,932

Industrial (14%)
2,300	3M Co.	200
8,800	CSX Corp.	216
4,600	Cummins Inc.	483
6,200	Danaher Corp.	305
4,600	Deere & Co.	361
5,200	Dover Corp.	314
5,100	Stericycle Inc. (b)	419
4,100	Union Pacific Corp.	420
4,000	United Technologies Corp.	331

		3,049

Material (8%)
2,700	FMC Corp.	236
4,100	Freeport-McMoRan Copper & Gold Inc.	217

Principal		Value
or Shares	Security Description	(000)

3,300	Monsanto Co.	243
3,100	Mosaic Co.	219
3,900	Newmont Mining Corp.	217
6,100	Potash Corp. of Saskatchewan Inc.	353
3,300	Praxair, Inc.	342

		1,827

Technology (30%)
2,300	Apple Inc. (b) (c)	898
5,500	Baidu Inc. (b)	864
19,500	Cisco Systems Inc.	311
7,700	Cognizant Technology Solutions Corp. (b)	538
18,000	EMC Corp.	469
5,400	International Business Machines Corp.	982
10,700	NetApp Inc. (b)	509
22,300	Oracle Corp.	682
8,400	QUALCOMM Inc.	460
5,100	SanDisk Corp. (b)	217
14,300	VeriSign Inc.	446
9,100	Yandex NV (b)	318

		6,694

Total Common Stock (Cost-$20,541)		21,842

Put Option Purchased (Cost-$116) (1%)
44	S&P 500 Index	205
Investment Company (Cost-$103) (1%)
103,161	Payden Cash Reserves Money Market Fund *	103

Total (Cost-$20,760) (a) (101%)		22,150
Other Assets, net of Liabilities (-1%)		(130)

Net Assets (100%)		$22,020

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,890
Unrealized depreciation	(500)

Net unrealized appreciation	$1,390

(b)	Non-income producing security.

(c)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.
Open Futures Contracts

			Current	Unrealized
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

68	S&P 500 EMINI Future	Sep-11	$4,381	$(29)
Put Option Written

			Current	Unrealized
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

44	S&P 500 Index	Sep-11	$139	$(71)

Payden Global Equity
Schedule of Investments — July 31, 2011

Principal		Value
or Shares	Security Description	(000)

Bonds (52%)
Foreign Government (47%)
1,000,000	Belgium Treasury Bill, 0.00%, 2/16/12 EUR (b)	$1,422
900,000	Belgium Treasury Bill, 0.00%, 9/15/11 EUR (b)	1,292
1,200,000	Dutch Treasury Certificate, 0.00%, 1/31/12 EUR (b)	1,716
1,000,000	France Treasury Bill BTF, 0.00%, 11/17/11 EUR (b)	1,432
700,000	France Treasury Bill BTF, 0.00%, 9/22/11 EUR (b) (d)	1,004
1,000,000	German Treasury Bill, 0.00%, 12/14/11 EUR (b)	1,432

		8,298

Foreign Government Guaranteed (5%)
60,000,000	Japan Finance Organization for Municipalities, 1.55%, 2/21/12 JPY (b)	784

Total Bonds (Cost-$8,901)		9,082

Exchange Traded Fund (Cost-$6,309) (37%)
135,200	DnB NOR OBX NOK (b)	940
3,700	Energy Select Sector SPDR Fund (c)	283
21,600	Industrial Select Sector SPDR Fund (c)	748
5,000	iShares Dow Jones U.S. Financial Sector Index Fund	273
14,300	iShares MSCI Germany Index Fund (c)	368
22,000	iShares MSCI Singapore Index Fund (c)	316
6,300	iShares MSCI South Korea Index Fund	414
5,800	Market Vectors Indonesia Index ETF	197
15,500	Market Vectors Russia ETF (c)	612
25,100	PowerShares QQQ Trust	1,455
18,800	Vanguard MSCI Emerging Markets ETF	908

		6,514

Investment Company (10%)
1,825,884	Payden Cash Reserves Money Market Fund *	1,826

Total (Cost-$17,036) (a) (99%)		17,422
Other Assets, net of Liabilities (1%)		153

Net Assets (100%)		$17,575

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$510
Unrealized depreciation	(124)

Net unrealized appreciation	$386

(b)	Par in foreign currency.

(c)	All or a portion of these securities are on loan. At July 31, 2011, the total market value of the Fund’s securities on loan is $2,251 and the total market value of the collateral held by the Fund is $2,311. Amounts in 000s.

(d)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.
Open Forward Currency Contracts to USD

			Unrealized
			Appreciation
Delivery			(Depreciation)
Date	Currency (000s)	Counterparty	(000s)

Assets:
10/27/2011	Australian Dollar (Buy 871)	Bank of America	$13
10/27/2011	British Pound (Buy 902)	Credit Suisse	10
10/27/2011	Euro (Sell 2,482)	Citigroup/HSBC Securities	—
10/27/2011	Japanese Yen (Buy 39,286)	Royal Bank of Scotland	9
10/27/2011	Malaysian Ringgit (Buy 2,223)	HSBC Securities	6
10/27/2011	New Taiwan Dollar (Buy 8,069)	Bank of America	—
10/27/2011	Singapore Dollar (Buy 783)	Royal Bank of Scotland	3

			Unrealized
			Appreciation
Delivery			(Depreciation)
Date	Currency (000s)	Counterparty	(000s)

10/27/2011	South Korean Won (Buy 436,440)	Bank of America	—
10/27/2011	Swedish Krona (Buy 1,317)	Citigroup	—
10/27/2011	Swiss Franc (Buy 472)	Royal Bank of Scotland	22

			$63

Liabilities:
10/27/2011	Brazilian Real (Buy 528)	Bank of America	$(1)
10/27/2011	Canadian Dollar (Buy 1,301)	Bank of America	(13)
10/27/2011	Danish Krone (Buy 408)	Citigroup	—
10/27/2011	Euro (Sell 2,432)	State Street	—
10/27/2011	Hong Kong Dollar (Buy 1,495)	Credit Suisse	—
10/27/2011	Mexican New Peso (Buy 8,921)	Royal Bank of Scotland	(7)
10/27/2011	Norwegian Krone (Sell 4,928)	Citigroup/Morgan Stanley	(3)

			$(24)

Open Futures Contracts

				Unrealized
			Current	Appreciation
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

5	Canadian TSE 60 Index Future	Sep-11	$767	$(10)
4	DAX Index Future	Sep-11	1,032	(14)
45	EMINI S&P Midcap Future	Sep-11	4,238	51
12	FTSE 100 Index Future	Sep-11	1,139	(7)
6	MSCI Taiwan Index Future	Aug-11	180	(3)
2	NASDAQ 100 Future	Sep-11	472	28
22	Russell 200 Mini Future	Sep-11	1,750	1
55	S&P 500 EMINI Future	Sep-11	3,543	(24)
13	Topix Index Future	Sep-11	1,416	21

				$43

Metzler/Payden European Emerging Markets Fund
Schedule of Investments — July 31, 2011

Principal		Value
or Shares	Security Description	(000)

Common Stock (99%)
Consumer Discretionary (4%)
150,000	NFI Empik Media & Fashion SA	$832
1,097,000	Olympic Entertainment Group AS	2,136
100,000	Silvano Fashion Group AS	467
156,279	Tallinna Kaubamaja AS	1,280
1,000,000	Vistula Group SA (b)	542

		5,257

Consumer Staple (3%)
5,682,000	Albalact SA (b)	437
30,000	AmRest Holdings SE (b)	822
40,000	Cherkizovo Group OJSC (b) (c)	790
159,777	Eurocash SA	1,559
1,900	LPP SA	1,524

		5,132

Energy (31%)
120,000	Eurasian Natural Resources Corp. PLC	1,522
55,000	Gazprom Neft JSC	1,391
730,000	Gazprom OAO	10,505
175,316	LUKOIL, LUK GR, EUR, Frankfurt	11,711
47,600	MOL Hungarian Oil and Gas PLC (b)	5,131
23,000	NovaTek OAO (c)	3,583
200,000	Polski Koncern Naftowy Orlen SA (b)	3,357
722,400	Rosneft Oil Co. (c)	6,162
325,000	Surgutneftegas OJSC	3,289
25,000	Tatneft	1,046

		47,697

Financial (30%)
6,296,339	Banca Transilvania (d)	2,523
82,000	Bank Pekao SA	4,687
432,100	BRD-Groupe Societe Generale	2,013
17,000	BRE Bank SA (b)	1,943
7,000,000	Dafora SA (b)	244
340,000	Echo Investment SA (b)	558
37,000	Erste Group Bank AG	1,775
500,000	HALS-Development JSC (b) (c)	579
150,000	Halyk Savings Bank of Kazakhstan JSC (c)	1,234
450,000	Immoeast AG rights (b) (d)	0
125,000	Kazkommertsbank JSC (b) (c)	625
19,000	Komercni Banka AS	4,241
230,500	OTP Bank PLC	6,704
290,000	PIK Group (c)	1,128
363,437	Powszechna Kasa Oszczednosci Bank Polski SA	5,362
28,500	Powszechny Zaklad Ubezpieczen SA	3,876
34,000	Raiffeisen Bank International AG	1,707
1,158,000	Sberbank of Russia	4,241
400,000	VTB Bank OJSC (c)	2,404

		45,844

Industrial (10%)
2,672,100	Compa-Sibiu	557
980,000	Impexmetal SA	1,670
16,250	Kopex SA	128
200,000	LSR Group (c)	1,510
145,000	New World Resources PLC	1,902
25,000	PBG SA	1,256
950,000	Polimex-Mostostal SA	985
145,000	Ramirent OYJ	1,506
13,600	Rockwool International AS	1,607
1,347,048	Steppe Cement Ltd. (b)	884

Principal		Value
or Shares	Security Description	(000)

1,842,721	Tallink Group PLC (b)	1,962
60,000	TMK OAO (c)	1,057
76,700	Trakcja Polska, SA	74

		15,098

Material (13%)
92,000	Evraz Group SA (b) (c)	3,073
26,553	Grupa Kety SA	1,105
73,000	Kazakhmys PLC	1,615
64,000	KGHM Polska Miedz SA	4,384
90,000	Mechel-ADR	2,239
199,500	MMC Norilsk Nickel OJSC	5,335
40,000	Novopipetsk Steel OJSC (c)	1,500
62,000	Petropavlovsk PLC	814

		20,065

Technology (2%)
4,320,000	Condmag SA (b)	412
177,915	M Video OJSC (d)	1,708
230,000	Multimedia Polska SA	767

		2,887

Telecommunication (5%)
207,000	Agora SA	1,188
80,000	Central European Media Enterprises Ltd. (b)	1,530
97,000	Mobile Telesystems OJSC	1,822
29,000	Telefonica Czech Republic AS	737
120,000	Telekomunikacja Polska SA	751
355,000	TVN SA	2,153

		8,181

Utility (1%)
15,000	CEZ AS	775

Total Common Stock (Cost-$143,516)		150,936

Investment Company (Cost-$0) (0%)
1	Payden Cash Reserves Money Market Fund *	—

Total (Cost-$143,516) (a) (99%)		150,936
Other Assets, net of Liabilities (1%)		2,052

Net Assets (100%)		$152,988

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation	$13,998
Unrealized depreciation	(6,578)

Net unrealized appreciation	$7,420

(b)	Non-income producing security.

(c)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)	Security appraised at fair value under procedures established by the Board.
Open Forward Currency Contracts to USD

			Unrealized
Delivery			(Depreciation)
Date	Currency (000s)	Counterparty	(000s)

Liabilities:
8/2/2011	Hungarian Forint (Sell 57,274)	BNY Mellon	$(2)
8/2/2011	Polish Zloty (Sell 404)	BNY Mellon	(1)

			$(3)

Payden/Kravitz Cash Balance Plan Fund
Schedule of Investments — July 31, 2011

Principal		Value
or Shares	Security Description	(000)

Bonds (85%)
Asset Backed (1%)
605,390	Bear Stearns Asset Backed Securities Trust, 0.78%, 8/25/34	$551
170,528	HSI Asset Securitization Corp. Trust, 0.24%, 5/25/37	168
249,761	Residential Asset Mortgage Products Inc., 4.62%, 3/25/33	252

		971

Corporate (59%)
300,000	ACCO Brands Corp., 7.625%, 8/15/15	304
260,000	AES Corp., 7.75%, 3/1/14	283
295,000	Air Canada 144A, 9.25%, 8/1/15 (b)	305
145,000	Alliance One International Inc., 10.00%, 7/15/16 (g)	140
300,000	American Airlines Inc. 144A, 7.50%, 3/15/2016 (b) (g)	296
620,000	American Express Credit Corp., 5.125%, 8/25/14	681
150,000	Amsted Industries Inc. 144A, 8.12%, 3/15/18 (b)	159
355,000	ANZ National International Ltd. 144A, 2.37%, 12/21/12 (b)	361
285,000	Apria Healthcare Group Inc., 12.375%, 11/1/14	289
145,000	ARAMARK Corp., 8.50%, 2/1/15	152
108,000	Avis Budget Car Rental LLC, 7.625%, 5/15/14	111
100,000	B&G Foods Inc., 7.62%, 1/15/18	107
505,000	BAA Funding Ltd. 144A, 4.87%, 7/15/21 (b)	515
510,000	Banco Bradesco SA 144A, 2.36%, 5/16/14 (b)	516
200,000	Banco do Brasil 144A, 4.50%, 1/22/15 (b)	211
660,000	Bank of America Corp., 3.70%, 9/1/15	667
50,000	Bank of New York Mellon Corp., 4.95%, 11/1/12	53
235,000	Bank of Nova Scotia, 2.25%, 1/22/13	241
300,000	Basic Energy Services Inc., 7.125%, 4/15/16	307
140,000	Bausch & Lomb Inc., 9.875%, 11/1/15	149
240,000	Berkshire Hathaway Finance Corp., 2.45%, 12/15/15	247
160,000	Berry Plastics Corp., 8.25%, 11/15/15	170
675,000	Best Buy Co. Inc., 3.75%, 3/15/16	690
300,000	Boyd Gaming Corp., 6.75%, 4/15/14	300
535,000	Broadcom Corp. 144A, 2.37%, 11/1/15 (b)	538
145,000	Cablevision Systems Corp., 8.625%, 9/15/17	161
150,000	Canadian National Resources Ltd., 4.90%, 12/1/14	166
295,000	Capital One Financial Corp., 3.15%, 7/15/16	296
160,000	Carrols Corp., 9.00%, 1/15/13	161
150,000	Central Garden & Pet Co., 8.25%, 3/1/18	155
145,000	CHS/Community Health Systems Inc., 8.875%, 7/15/15	150
150,000	Cincinnati Bell Inc., 8.75%, 3/15/18 (g)	144
265,000	CIT Group Inc.144A, 7.00%, 5/4/15 (b)	266
335,000	Citigroup Inc., 5.30%, 10/17/12	351
220,000	CityCenter Holdings LLC 144A, 7.62%, 1/15/16 (b)	231
140,000	Commercial Bank of Qatar Finance Ltd. 144A, 5.00%, 11/18/14 (b)	150
360,000	Commonwealth Bank of Australia 144A, 0.97%, 3/17/14 (b)	361
145,000	Constellation Brands Inc., 7.25%, 9/1/16	161
215,000	Continental Airlines Inc. 144A, 6.75%, 9/15/15 (b)	219
665,000	Corn Products International Inc., 3.20%, 11/1/15	692
160,000	Corrections Corp of America, 6.25%, 3/15/13	160
300,000	Coventry Health Care Inc., 5.45%, 6/15/21	318
145,000	Cox Communications Inc., 5.45%, 12/15/14	163
275,000	Credit Suisse New York, 1.20%, 1/14/14	275
600,000	CVS Caremark Corp., 5.75%, 6/1/17	696
315,000	Delta Air Lines Inc. 144A, 9.50%, 9/15/14 (b)	337
370,000	DIRECTV Holdings LLC, 4.75%, 10/1/14	408
640,000	Discovery Communications LLC, 3.70%, 6/1/15	684
145,000	Dish DBS Corp., 6.625%,10/1/14	155
145,000	Diversey Inc., 8.25%, 11/15/19	171
315,000	Exelon Corp., 4.90%, 6/15/15	344
150,000	Export-Import Bank of Korea, 5.875%, 1/14/15	167
300,000	First Data Corp., 9.875%, 9/24/15	306
220,000	FMG Resources August 2006 Pty. Ltd. 144A, 7.00%, 11/1/15 (b)	229
150,000	Fortune Brands Inc., 3.00%, 6/1/12	152
130,000	Gazprom OAO Via RBS AG, 9.625%, 3/1/13 (e)	145
215,000	General Electric Capital Corp., 1.87%, 9/16/13	218
350,000	Georgia Power Co., 1.30%, 9/15/13	353
645,000	Georgia-Pacific LLC 144A, 7.125%, 1/15/17 (b)	694
490,000	Goldman Sachs Group Inc., 1.26%, 2/7/14	486
195,000	Goldman Sachs Group Inc., 3.70%, 8/1/15	201

Principal		Value
or Shares	Security Description	(000)

140,000	HCA Inc., 9.25%, 11/15/16	150
13,000	Hertz Corp., 8.875%, 1/1/14 (g)	13
605,000	Home Depot Inc., 5.40%, 3/1/16	692
360,000	HSBC Bank PLC 144A, 1.62%, 8/12/13 (b)	362
170,000	Icahn Enterprises LP, 7.75%, 1/15/16 (g)	177
250,000	Iconix Brand Group, Inc. 144A, 2.50%, 6/1/16 (b)	261
505,000	ING Bank NV 144A, 1.29%, 3/15/13 (b)	505
145,000	Ingles Markets Inc., 8.875%, 5/15/17	157
200,000	International Lease Finance Corp., 5.65%, 6/1/14 (g)	204
260,000	Inversiones CMPC SA 144A, 4.75%, 1/19/18 (b)	268
400,000	Itau Unibanco Holding SA 144A, 6.20%, 12/21/21 (b)	420
150,000	Jarden Corp., 7.50%, 5/1/17	158
140,000	JBS SA 144A, 10.50%, 8/4/16 (b)	157
650,000	JPMorgan Chase & Co., 3.70%, 1/20/15	680
280,000	KazMunayGas National Co., 9.125%, 7/2/18 (e)	349
200,000	KB Home, 5.75%, 2/1/14	197
325,000	KeyCorp, 6.50%, 5/14/13	352
275,000	Kinder Morgan Finance Co. ULC, 5.70%, 1/5/16	290
270,000	Korea National Oil Corp. 144A, 2.87%, 11/9/15 (b)	271
235,000	Kraft Foods Inc., 5.25%, 10/1/13	256
285,000	Landry’s Restaurant Inc., 11.625%, 12/1/15	313
150,000	Landwirtschaftliche Rentenbank, 3.12%, 7/15/15	160
160,000	Lennar Corp., 5.60%, 5/31/15	159
295,000	Levi Strauss & Co., 8.875%, 4/1/16 (g)	310
415,000	Lincoln National Corp., 4.85%, 6/24/21	427
560,000	Lloyds TSB Bank PLC, 2.60%, 1/24/14	568
330,000	Masco Corp., 6.125%, 10/3/16	338
215,000	MassMutual Global Funding 144A, 0.74%, 9/27/13 (b)	216
295,000	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15 (g)	306
245,000	Medtronic Inc., 3.00%, 3/15/15	259
270,000	MetLife Institutional Funding 144A, 1.14%, 4/4/14 (b)	271
200,000	MGM Resorts International, 10.37%, 5/15/14	229
965,000	Morgan Stanley, 3.80%, 4/29/16	973
150,000	National Australia Bank Ltd. 144A, 0.72%, 1/8/13 (b)	150
385,000	National Australia Bank Ltd. 144A, 1.20%, 7/25/14 (b)	385
145,000	Navistar International Corp., 8.25%, 11/1/21	158
655,000	NBCUniversal Media LLC 144A, 3.65%, 4/30/15 (b)	698
160,000	Nova Chemicals Corp., 8.375%, 11/1/16	178
145,000	NRG Energy Inc., 8.50%, 6/15/19	152
220,000	Omnicare Inc., 6.875%, 12/15/15	227
260,000	Owens-Brockway Glass Container Inc., 7.375%, 5/15/16	285
220,000	Packaging Dynamics Corp. 144A, 8.75%, 2/1/16 (b)	228
145,000	Penn National Gaming Inc., 8.75%, 8/15/19	161
200,000	Petroleos Mexicanos, 4.875%, 3/15/15	218
140,000	Petronas Capital Ltd., 7.00%, 5/22/12 (e)	147
150,000	Pinnacle Entertainment Inc., 8.75%, 5/15/20 (g)	161
145,000	Pinnacle Foods Finance LLC, 10.625%, 4/1/17	157
160,000	Plains Exploration & Production Co., 7.00%, 3/15/17	168
200,000	Prudential Financial Inc., 2.75%, 1/14/13	204
150,000	Qtel International Finance Ltd. 144A, 6.50%, 6/10/14 (b)	167
150,000	Qwest Communications International Inc., 7.50%, 2/15/14	153
660,000	Rabobank Nederland NV 144A, 3.20%, 3/11/15 (b)	691
260,000	Revlon Consumer Products Corp., 9.75%, 11/15/15	284
655,000	Royal Bank of Scotland PLC, 3.25%, 1/11/14	667
325,000	RSC Equipment Rental Inc., 9.50%, 12/1/14	338
290,000	Ryder System Inc., 3.50%, 6/1/17	299
200,000	Sally Holdings LLC, 9.25%, 11/15/14	210
280,000	SandRidge Energy Inc. 144A, 9.87%, 5/15/16 (b)	312
195,000	Sanofi, 2.62%, 3/29/16	202
270,000	Seagate Technology HDD Holdings, 6.80%, 10/1/16	288
150,000	Sealy Mattress Co., 8.25%, 6/15/14 (g)	152
315,000	Springleaf Finance Corp., 5.85%, 6/1/13	314
335,000	Sprint Nextel Corp., 6.00%, 12/1/16	337
155,000	SPX Corp., 7.625%, 12/15/14	173
260,000	SUPERVALU Inc., 7.50%, 11/15/14	266
315,000	Susser Holdings LLC, 8.50%, 5/15/16	338
210,000	Targa Resources Partners LP, 8.25%, 7/1/16	224
355,000	Telefonica Emisiones SAU, 2.58%, 4/26/13	355
155,000	Tesoro Corp., 6.625%, 11/1/15	160
315,000	Teva Pharmaceutical Finance III BV, 0.74%, 3/21/14	317
250,000	Time Warner Inc., 3.15%, 7/15/15	262
190,000	Toyota Motor Credit Corp., 3.20%, 6/17/15	200
295,000	Toys R US — Delaware Inc. 144A, 7.37%, 9/1/16 (b)	305

Principal		Value
or Shares	Security Description	(000)

290,000	Union Bank NA, 2.12%, 12/16/13	292
150,000	United States Steel Corp., 7.37%, 4/1/20 (g)	157
250,000	US Bancorp, 1.37%, 9/13/13	252
350,000	Vedanta Resources PLC 144A, 6.75%, 6/7/16 (b)	357
325,000	Veolia Environnement, 5.25%, 6/3/13	348
240,000	Viacom Inc., 4.375%, 9/15/14	261
360,000	Volkswagen International Finance NV 144A, 1.62%, 8/12/13 (b)	364
330,000	Wachovia Capital Trust III, 5.56%, 3/29/49	309
120,000	Wal-Mart Stores Inc., 2.87%, 4/1/15	127
620,000	Watson Pharmaceuticals Inc., 5.00%, 8/15/14	677
160,000	Westpac Banking Corp. 144A, 0.79%, 4/8/13 (b)	160
170,000	Westpac Banking Corp., 2.25%, 11/19/12	173
190,000	WM Wrigley Jr. Co. 144A, 2.45%, 6/28/12 (b)	190
165,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (b)	173
290,000	WMG Acquisition Corp., 9.50%, 6/15/16	309
680,000	Woolworths Ltd. 144A, 2.55%, 9/22/15 (b)	694
200,000	Yankee Candle Co. Inc., 8.50%, 2/15/15 (g)	208

		44,308

Foreign Government (0%)
100,000	Republic of Ghana, 8.50%, 10/4/17 (e)	114
100,000	State of Qatar 144A, 4.00%, 1/20/15 (b)	106

		220

Mortgage Backed (9%)
535,406	Adjustable Rate Mortgage Trust, 5.56%, 3/25/37	267
523,761	Banc of America Mortgage Securities Inc., 2.82%, 10/20/32	493
14,554	Credit Suisse First Boston Mortgage Securities Corp., 4.30%, 7/15/36	15
661,645	Extended Stay America Trust 144A, 2.95%, 11/5/27 (b)	656
400,000	FN 468531 ARM, 0.53%, 7/1/16	402
500,000	Granite Master Issuer PLC, 0.61%, 12/17/54	295
528,045	Harborview Mortgage Loan Trust, 2.98%, 1/19/35	400
43,477	HSBC Home Equity Loan Trust, 0.29%, 3/20/36	43
659,316	JP Morgan Mortgage Trust, 6.00%, 7/25/36	634
220,289	Long Beach Mortgage Loan Trust, 6.13%, 8/25/33	91
395,386	MLCC Mortgage Investors, Inc., 2.04%, 2/25/36	363
400,390	Morgan Stanley Mortgage Loan Trust, 2.95%, 1/25/35	283
471,016	Morgan Stanley Mortgage Loan Trust, 5.50%, 11/25/35	445
604,540	MortgageIT Trust, 0.55%, 12/25/34	517
740,648	Structured Adjustable Rate Mortgage Loan Trust, 2.57%, 8/25/34	613
70,105	Structured Adjustable Rate Mortgage Loan Trust, 2.62%, 8/25/34	62
544,564	Structured Asset Mortgage Investments Inc., 0.54%, 1/19/34	452
357,782	Structured Asset Mortgage Investments Inc., 2.09%, 10/19/34	193
611,264	WaMu Mortgage Pass Through Certificates, 5.47%, 7/25/37	404
430,913	WaMu Mortgage Pass Through Certificates, 5.93%, 10/25/36	399

		7,027

NCUA Guaranteed (3%)
434,521	NCUA Guaranteed Notes, 0.55%, 11/6/17	435
569,307	NCUA Guaranteed Notes, 0.74%, 12/8/20	569
980,242	NCUA Guaranteed Notes, 2.65%, 10/29/20	999

		2,003

U.S. Government Agency (1%)
400,000	FHLMC, 0.87%, 10/28/13	403
U.S. Treasury (12%)
2,800,000	U.S. Treasury Bill, 0.06%, 1/5/12 (d)	2,799
6,000,000	U.S. Treasury Bill, 0.10%, 2/9/12 (d) (f)	5,995

		8,794

Total Bonds (Cost-$62,660)		63,726

Common Stock (Cost-$5,877) (7%)
6,400	Altria Group Inc.	168
6,100	Ameren Corp.	176
9,500	Annaly Capital Management Inc.	159
5,500	AT&T Inc.	161
12,800	Bristol-Myers Squibb Co.	367
3,200	Consolidated Edison Inc.	168
7,100	DTE Energy Co.	354
4,500	Eli Lilly & Co.	172
10,900	Enbridge Energy Partners LP	322
4,100	Energy Transfer Equity LP	170
800	Energy Transfer Partners LP (g)	38
4,200	Enterprise Products Partners LP (g)	175
600	FirstEnergy Corp.	27
4,500	HCP Inc.	165
3,400	Health Care REIT Inc.	179
4,700	Kinder Morgan Energy Partners	331

Principal		Value
or Shares	Security Description	(000)

3,300	Macerich Co.	175
10,700	Mack-Cali Realty Corp.	356
4,700	Merck & Co. Inc.	160
8,400	Pfizer Inc.	162
5,200	Philip Morris International Inc.	370
6,900	Pitney Bowes Inc. (g)	149
2,800	Plains All American Pipeline LP	174
9,000	RR Donnelley & Sons Co.	169
5,200	Targa Resources Partners LP	179
12,960	Valley National Bancorp (g)	170
3,067	Ventas Inc.	166
4,600	Verizon Communications Inc.	162
3,600	Williams Partners LP	201
13,400	Windstream Corp.	164

		5,889

Exchange Traded Fund (Cost-$1,394) (2%)
12,800	Market Vectors Agribusiness ETF (g)	693
19,200	United States Oil Fund LP (c)	719

		1,412

Preferred Stock (Cost-$2,706) (4%)
11,600	Ares Capital Corp.	287
11,200	CBS Corp.	283
12,500	Countrywide Capital V (g)	303
6,700	General Motors Co.	310
18,100	Goldman Sachs Group Inc. (g)	449
17,700	JPMorgan Chase Capital XXIX (g)	450
10,800	PNC Capital Trust E	280
12,500	Public Storage (g)	318

		2,680

Call Purchase Option (Cost-$99) (0%)
348	CBOE SPX Volatility Index	47
195	iShares 20 Year Treasury Bond	24
487	US Natural Gas Fund	16

		87

Put Purchase Option (Cost-$171) (0%)
659	Financial Select Sector SPDR Fund	44
170	iPath S&P 500 VIX Short-Term Futures ETN	71
29	iShares MSCI EAFE Index	8
156	Powershares QQQ	27
53	S&P Depository Receipt	21

		171

Investment Company (Cost-$666) (1%)
665,894	Payden Cash Reserves Money Market Fund *	666

Total (Cost-$73,573) (a) (99%)		74,631
Other Assets, net of Liabilities (1%)		571

Net Assets (100%)		$75,202

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,462
Unrealized depreciation	(404)

Net unrealized appreciation	$1,058

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Non-income producing security.

(d)	Yield to maturity at time of purchase.

(e)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(f)	All or a portion of the security is pledged as collateral to cover open futures contract margin requirements.

(g)	All or a portion of these securities are on loan. At July 31, 2011, the total market value of the Fund’s securities on loan is $2,170 and the total market value of the collateral held by the Fund is $3,990. Amounts in 000s.

Open Forward Currency Contracts to USD

			Unrealized
			Appreciation
Delivery			(Depreciation)
Date	Currency (000s)	Counterparty	(000s)

Assets:
9/15/2011	Australian Dollar (Buy 343)	Royal Bank of Scotland	$1
9/22/2011	Australian Dollar (Buy 354)	Bank of America	14
10/18/2011	Brazilian Real (Buy 887)	HSBC Securities	5
9/22/2011	Canadian Dollar (Buy 1,449)	Morgan Stanley	34
9/21/2011	Malaysian Ringgit (Buy 3,273)	Morgan Stanley	26
9/15/2011	New Zealand Dollar (Buy 432)	Royal Bank of Scotland	2
10/20/2011	Norwegian Krone (Buy 3,158)	Morgan Stanley	18
9/21/2011	Philippine Peso (Buy 11,130)	Credit Suisse	1
8/26/2011	Russian Ruble (Buy 15,160)	HSBC Securities	8
9/21/2011	Singapore Dollar (Buy 906)	Morgan Stanley	3
10/19/2011	Swedish Krona (Buy 7,381)	State Street	38
9/15/2011	Swiss Franc (Buy 302)	Royal Bank of Scotland	7

			$157

Liabilities:
8/24/2011	British Pound (Sell 655)	Morgan Stanley	$(22)
9/15/2011	Canadian Dollar (Buy 355)	Royal Bank of Scotland	(4)
10/19/2011	Euro (Sell 2,003)	State Street	(51)
8/16/2011	Mexican New Peso (Buy 7,990)	Royal Bank of Scotland	(1)
9/21/2011	New Taiwan Dollar (Buy 10,370)	Barclays	(1)
9/15/2011	Singapore Dollar (Buy 453)	Royal Bank of Scotland	—
9/15/2011	Swedish Krona (Buy 2,355)	Royal Bank of Scotland	(3)

			$(82)

Open Futures Contracts

				Unrealized
			Current	Appreciation
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

8	CBOE VIX Future	Sep-11	$169	$18
22	CBOE VIX Future	Dec-11	485	(53)
5	U.S. Treasury 2 Year Note Future	Sep-11	1,100	(4)
66	U.S. Treasury 5 Year Note Future	Sep-11	8,015	(169)
25	U.S. Treasury 10 Year Note Future	Sep-11	3,142	24
10	U.S. Ultra Long Bond	Sep-11	1,319	(33)

				$(217)

Open Swap Contracts

			Notional	Unrealized
	Fund	Expiration	Principal	Appreciation
Contract Type	(Pays)	Date	(000s)	(000s)

Liability:
Credit Default Swap	(0.25%)	Sep-16	EUR 1,000	$11
Call Option Written

			Current	Unrealized
Number of		Expiration	Value	Appreciation
Contracts	Contract Type	Date	(000s)	(000s)

174	CBOE SPX Volatility Index	Sep-11	$35	$12

Notes to Financial Statements

1.  Organization and Related Matters

The Payden & Rygel Investment Group (the “Group” or “Paydenfunds”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its eighteen funds (each a “Fund,” collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value. Each of the Funds, other than the Cash Reserves Money Market and High Income Funds, has been classified as non-diversified.

2.	Significant Accounting Policies

The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with maturities of sixty days or less and securities in the Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Investments in investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar assets are valued at the official closing price in the case of exchange traded derivatives or on the basis of information provided by the institution with which a Fund entered into the transaction in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to each of the Funds. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Fair value pricing may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

Investment Transactions

Investment transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except Cash Reserves Money Market, U.S. Government, GNMA, Tax Exempt Bond, and California Municipal Income Funds) may purchase securities that are denominated in foreign currencies. For these Funds, investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Repurchase Agreements

The Payden Cash Reserves Money Market Fund entered into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements

Notes to Financial Statements continued

are the equivalent of loans by the Funds. With respect to such agreements, it is each Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Funds or the tri-party custodian mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to each Fund under each agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

Forward Currency Contracts

The Funds entered into forward contracts to protect against adverse currency movements or as speculative investments. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date or an offsetting forward foreign currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Futures Contracts

The Funds entered into futures transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Stock index futures contracts are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

The Funds entered into interest rate swap agreements for a variety of reasons, including to hedge certain markets, to protect against adverse interest rate movements, to provide a substitute for purchasing or selling a security, or to increase potential returns. Changes in value are recorded as unrealized appreciation (depreciation) and realized gain (loss) is recorded at termination of the contract. The Funds and counterparties have agreed to exchange interest payments based on a notional principal amount.

Fund Pays	Fund Receives	Counterparty

4.008%	3M US LIBOR	Barclays
3.695%	3M US LIBOR	JPMorgan
3M JIBAR	7.47%	Citigroup
6.21%	3M JIBAR	CSFB

The Payden/Kravitz Cash Balance Plan Fund entered into the following credit default swap argeement. The counterparty to the agreement has agreed to receive from the fund an annuity premium which is based on a notional principal amount of a specific security/index. The annuity premium is paid by the Fund until a credit event (e.g. grace period extension, obligation acceleration, repudiation/moratorium, or restructuring) occurs or until the agreement matures. If a credit event occurs, the Fund will receive the notional amount at par and pay the defaulted security or cash equivalent.

	Annuity
Security	Premium	Counterparty

U.S. Treasury, 0.375%, June-13	0.25%	RBS

TBA Sale Commitment

Funds entered into TBA sale commitments, within dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is “marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Credit Enhancements

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, and third party insurance (e.g. AMBAC, FGIC, FSA and MBIA).

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York Mellon the Funds may lend securities to qualified institutions. It is each Fund’s policy that at origination all loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Payden Cash Reserves Money Market Fund. The Funds are entitled to receive all of the income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, each Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Fund maintains the right to recall the securities on loan for voting purposes. The income earned by each Fund is disclosed in the statement of operations.

Collateral

Futures contracts, options, swap agreements and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. A Fund, which employs these investment options, is required to segregate sufficient assets to cover any potential loss.

Affiliated Investments

Each of the Paydenfunds (except the Cash Reserves Money Market, Tax Exempt Bond and California Municipal Income Funds) invests in other Funds of the P&R Group (an “affiliated Fund”). The income and both realized and the change in unrealized gains and losses earned by each Fund from the affiliated Funds for the period is disclosed in the statements of operations. The table below details the transactions of each Fund in affiliated Funds.

	Value				Value
Fund	October 31, 2010	Purchases	Sales	Dividends	July 31, 2011

Investments in Cash Reserves Money Market Fund
Limited Maturity	$150,767	$696,935,586	$694,415,571	$525	$2,670,782
Short Bond	25,416,067	792,370,172	813,531,600	635	4,254,639
U.S. Government	955,175	327,903,615	320,603,393	258	8,255,397
GNMA	8,868,742	2,096,756,297	2,091,841,952	1,661	13,783,087
Core Bond	13,155,991	1,169,899,242	1,181,930,460	962	1,124,773
Corporate Bond	944,837	83,906,387	84,526,175	68	325,049
High Income	80,760,764	4,561,921,187	4,634,531,599	3,639	8,150,352
Global Short Bond	476,721	363,721,711	363,919,677	284	278,755
Global Fixed Income	3,463,945	173,543,825	176,738,251	139	269,519
Emerging Markets Bond	42,288,625	3,580,176,840	3,607,255,474	2,914	15,209,991
Value Leaders	867,711	87,086,674	82,393,055	73	5,561,330
U.S Growth Leaders	410,836	70,400,841	70,708,516	57	103,161
Global Equity	2,646,255	510,214,571	511,034,942	403	1,825,884
MP European Emerging Markets	886,597	983,929,690	984,816,286	789	1
P/K Cash Balance Plan Fund	852,158	143,347,790	143,534,054	115	665,894

Notes to Financial Statements continued

	Value				Value
Fund	October 31, 2010	Purchases	Sales	Dividends	July 31, 2011

Investments in High Income Fund
Core Bond	$—	$22,934,068	$—	$509,368	$22,771,885
Global Fixed Income	7,874,940	2,525,002	850,000	478,182	9,536,421
Investments in Emerging Markets Bond Fund
Core Bond	$—	$20,218,102	$—	$397,102	$20,962,491

3.	Related Party Transactions

Payden & Rygel and Metzler/Payden (the “Advisers”) provide investment advisory services to the Funds. Under the terms of the investment advisory agreement, each is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rates for each Fund are shown in the table below.

	Adviser Fees Based on Assets
	Between	Between	Between			Current
	0—500	0.5—1	1—2	Over 2	Expense	Voluntary
	Million	Billion	Billion	Billion	Guarantee	Expense Limit

Cash Reserves Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.25%
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.50%
Short Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.53%
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	n/a
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	n/a
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	n/a
Corporate Bond	0.35%	0.35%	0.35%	0.35%	1.00%	0.65%
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a
Tax Exempt Bond	0.32%	0.28%	0.25%	0.25%	0.60%	0.55%
California Municipal Income	0.32%	0.32%	0.25%	0.25%	0.80%	0.55%
Global Short Bond	0.30%	0.30%	0.30%	0.25%	0.70%	n/a
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	n/a
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	0.90%
Value Leaders	0.50%	0.50%	0.50%	0.30%	0.80%	n/a
U.S. Growth Leaders	0.60%	0.60%	0.50%	0.50%	1.00%	n/a
Global Equity	0.95%	0.95%	0.95%	0.95%	1.50%	n/a
European Emerging Markets	0.75%	0.75%	0.75%	0.75%	1.50%	n/a

The Advisers agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest, 12b-1 fees, and taxes will not exceed the percentages indicated above (“expense guarantee”) of that Fund’s average daily net assets on an annualized basis. The adviser also voluntarily agreed to temporarily limit certain Funds’ total expenses, including advisory fees, to the percentages indicated above of that Fund’s average daily net assets on an annualized basis through February 28, 2012 (exclusive of interest and taxes).

Each Fund remains liable to its respective Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of reimbursement).

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.15%.

Under a distribution agreement with the Funds the U.S. Government, GNMA, Core Bond, High Income and Emerging Markets Bond Funds adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors receives fee monthly, computed on the average net assets of the Adviser class at an annualized rate of 0.25%. Payden & Rygel Distributors is not entitled to receive any fees from the Investor class of the Funds.

Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds.

4.  Fair Value Measurement

Various inputs are used in determining the value of each Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 - quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 - significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments). See Note 2 - Securities valuation for a summary of the inputs used in valuing the Fund’s investments and other financial instruments (Fixed income-Asset Backed, Commercial Paper, Corporate, Government, Mortgage Backed, Municipal and U.S. Government Agency, Equity-Common Stocks, Exchange Traded Funds and Investment Company).

In January 2010, the Financial Accounting Standards Board issued Accounting Standard Update (ASU) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. This ASU adds new disclosures about the amounts and reason for significant transfers in and out of Level 1 and Level 2 as well as inputs and valuation techniques used to measure fair value that fall in either Level 2 or Level 3, and information on purchases, sales, issuance and settlement on a gross basis in the reconciliation of activity in Level 3. The ASU is effective for fiscal years beginning after December 15, 2009 and December 15, 2010. Management adopted the portions effective for the current period and is evaluating the impact adoption will have on the Fund’s financial statement disclosures for portions effective in future periods. There were no significant transfers between levels, which required disclosure.

Table 1.

	Investments in Securities
			Level 2-Other		Level 3-Significant
	Level 1-Quoted		Significant		Unobservable
	Prices		Observable Inputs		Inputs
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)

Payden Cash Reserves Money Market
Government			$98,152				$98,152
Repurchase Agreement			380,000				380,000
U.S. Governnment Agency			227,153				227,153
Investment Company	$5,016						5,016
Payden Limited Maturity
Asset Backed			27,938				27,938
Commercial Paper			4,498				4,498
Corporate			126,393				126,393
Government			64,079				64,079
Mortgage Backed			19,900				19,900
Municipal			3,426				3,426
Investment Company	2,671						2,671
Payden Short Bond
Asset Backed			16,074				16,074
Corporate			354,251				354,251
Government			84,799				84,799
Mortgage Backed			61,360				61,360
Municipal			7,599				7,599
Preferred Stock	1,619						1,619
Investment Company	4,255						4,255
Payden U.S. Government
Government			41,276				41,276
Mortgage Backed			32,010				32,010
U.S. Governnment Agency			24,725				24,725

Notes to Financial Statements continued

	Investments in Securities
			Level 2-Other		Level 3-Significant
	Level 1-Quoted		Significant		Unobservable
	Prices		Observable Inputs		Inputs
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)

Investment Company	$8,255						$8,255
Payden GNMA
Government			$69,372				69,372
Mortgage Backed			993,640				993,640
Investment Company	13,783						13,783
Payden Core Bond
Asset Backed			3,311				3,311
Corporate			348,888				348,888
Government			119,234				119,234
Mortgage Backed			160,721				160,721
Municipal			1,839				1,839
Investment Company	44,859						44,859
Payden Corporate Bond
Corporate			36,726				36,726
Government			2,820				2,820
Preferred Stock	491						491
Investment Company	325						325
Payden High Income
Corporate			994,136				994,136
Investment Company	8,150						8,150
Payden Tax Exempt Bond
Municipal			13,116				13,116
Government			350				350
Investment Company	338						338
Payden California Municipal Income
Municipal			40,702				40,702
Government			1,547				1,547
Investment Company	330						330
Payden Global Short Bond
Asset Backed			3,188				3,188
Corporate			60,329				60,329
Government			8,095				8,095
Mortgage Backed			9,472				9,472
Municipal			133				133
Preferred Stock	809						809
Investment Company	279						279
Payden Global Fixed Income
Corporate			29,757				29,757
Government			28,373				28,373
Mortgage Backed			2,299				2,299
Investment Company	9,806						9,806
Payden Emerging Markets Bond
Corporate			236,584				236,584
Government			380,541				380,541
Investment Company	15,210						15,210
Payden Value Leaders
Corporate			403				403
Exchange Traded Funds	1,416						1,416
Option	379						379
Stock	43,215						43,215

	Investments in Securities
			Level 2-Other		Level 3-Significant
	Level 1-Quoted		Significant		Unobservable
	Prices		Observable Inputs		Inputs
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)

Investment Company	$5,561						$5,561
Payden U.S. Growth Leaders
Common Stock	21,842						21,842
Option	205						205
Investment Company	103						103
Payden Global Equity
Exchange Traded Funds	6,514						6,514
Government			$9,082				9,082
Investment Company	1,826						1,826
Metzler/Payden European Emerging Markets
Common Stock	146,705		4,231				150,936
Payden/Kravitz Cash Balance Plan
Asset Backed			971				971
Common Stock	5,889						5,889
Corporate			44,308				44,308
Exchange Traded Funds	1,412						1,412
Government			11,017				11,017
Mortgage Backed			7,027				7,027
Option	258						258
Preferred Stock	2,680						2,680
U.S. Governnment Agency			403				403
Investment Company	666						666

Table 1a.

	Other Financial Instruments†
			Level 2-Other		Level 3-Significant
	Level 1-Quoted		Significant		Unobservable
	Prices		Observable Inputs		Inputs
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)

Payden Limited Maturity
Forward currency contracts				$(145)			$(145)
Futures		$(24)					(24)
Payden Short Bond
Forward currency contracts			$19	(346)			(327)
Futures		(1,141)					(1,141)
Payden U.S. Government
Futures		(72)					(72)
Payden GNMA
Futures		(527)					(527)
Payden Core Bond
Forward currency contracts			1,119	(636)			483
Futures		(61)					(61)
Swaps				(1,279)			(1,279)
Payden Corporate Bond
Futures		(73)					(73)
Payden Global Short Bond
Forward currency contracts			5	(223)			(218)
Futures		(141)					(141)

Notes to Financial Statements continued

	Other Financial Instruments†
			Level 2-Other		Level 3-Significant
	Level 1-Quoted		Significant		Unobservable
	Prices		Observable Inputs		Inputs
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)

Payden Global Fixed Income
Forward currency contracts			$395	$(677)			$(282)
Futures	$139	$(295)					(156)
Payden Emerging Markets Bond
Forward currency contracts			745	(812)			(67)
Futures	1,866	(1,206)					660
Swaps				(748)			(748)
Payden Value Leaders
Futures		(62)					(62)
Option		(131)					(131)
Payden U.S. Growth Leaders
Futures		(29)					(29)
Option		(71)					(71)
Payden Global Equity
Forward currency contracts			63	(24)			39
Futures	101	(58)					43
Metzler/Payden European Emerging Markets
Forward currency contracts				(3)			(3)
Payden/Kravitz Cash Balance Plan
Forward currency contracts			157	(82)			75
Futures	42	(259)					(217)
Swaps			11				11
Option	12						12

†	Other Financial Instruments include derivative instruments, such as futures, forward currency, swap and any options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

There were no transfers in or out of Level 1 or Level 2 which required disclosure.

ITEM 2. CONTROLS AND PROCEDURES.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule30a-3(b) under the Securities Exchange Act of 1934 as of the Evaluation Date.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as Exhibit 99CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

(Registrant) The Payden and Rygel Investment Group

By (Signature and Title)	/s/ JOAN A. PAYDEN

JOAN A. PAYDEN
CHAIRMAN
Date 9/21/11
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ JOAN A. PAYDEN

JOAN A. PAYDEN
CHAIRMAN
Date 9/21/11

By (Signature and Title)	/s/ BRIAN W. MATTHEWS

BRIAN W. MATTHEWS
CHIEF FINANCIAL OFFICER
Date 9/21/11